	Schedule of Investments
	Principal Active High Yield ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 0.29%		Shares Held	Value

REITs — 0.29%
CBL & Associates Properties, Inc. (a)		20,039	$659,083
TOTAL COMMON STOCKS			$659,083
		Principal
BONDS — 86.77%		Amount	Value

Aerospace & Defense — 1.80%
Bombardier, Inc.
7.13%, 06/15/2026 (b)		$808,000	$791,840
Triumph Group, Inc.
7.75%, 08/15/2025		3,158,000	3,181,306
8.88%, 06/01/2024 (b)		174,000	183,779
			$4,156,925

Airlines — 0.10%
United Airlines Pass-Through Trust
3.65%, 07/07/2027		249,157	235,099

Auto Manufacturers — 1.75%
Ford Motor Co.
3.25%, 02/12/2032		1,431,000	1,278,069
Ford Motor Credit Co. LLC
3.38%, 11/13/2025		1,801,000	1,760,378
4.39%, 01/08/2026		206,000	205,467
4.54%, 08/01/2026		797,000	795,824
			$4,039,738

Auto Parts & Equipment — 1.50%
Tenneco, Inc.
7.88%, 01/15/2029 (b)		3,291,000	3,467,891

Banks — 1.42%
Deutsche Bank AG
(5-year Treasury Constant Maturity Rate + 4.52%),
6.00%, 10/30/2025 (c),(d),(e)		3,360,000	3,276,000

Chemicals — 3.60%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (b)		3,395,000	3,140,375
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (b),(f)		899,000	872,030
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (b),(g)		2,360,000	2,088,600
Tronox, Inc.
4.63%, 03/15/2029 (b)		2,360,000	2,209,550
			$8,310,555

Commercial Services — 5.00%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (b)		2,130,000	1,975,575
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (b)		1,953,000	1,884,645
Garda World Security Corp.
6.00%, 06/01/2029 (b)		348,000	312,596
9.50%, 11/01/2027 (b)		2,205,000	2,260,125
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (b)		2,936,000	2,943,340

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Commercial Services (continued)
ZipRecruiter, Inc.
5.00%, 01/15/2030 (b)	$2,229,000	$2,176,775
		$11,553,056

Construction Materials — 1.51%
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (b)	3,546,000	3,497,278

Diversified Financial Services — 5.59%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	3,324,000	3,191,040
Coinbase Global, Inc.
3.63%, 10/01/2031 (b)	569,000	485,073
Credit Acceptance Corp.
6.63%, 03/15/2026	3,238,000	3,302,760
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (b),(f)	3,322,529	3,018,634
OneMain Finance Corp.
4.00%, 09/15/2030	2,315,000	2,042,987
6.63%, 01/15/2028	828,000	867,330
		$12,907,824

Electric — 2.51%
Clearway Energy Operating LLC
4.75%, 03/15/2028 (b)	2,270,000	2,279,829
GenOn Energy, Inc.
0.00%, 10/15/2049 (a),(h),(i)	3,100,000	—
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (b),(c),(d)	1,487,000	1,447,966
Vistra Operations Co. LLC
4.38%, 05/01/2029 (b)	2,179,000	2,059,155
		$5,786,950

Engineering & Construction — 0.99%
MasTec, Inc.
4.50%, 08/15/2028 (b)	2,296,000	2,274,815

Entertainment — 8.16%
Boyne USA, Inc.
4.75%, 05/15/2029 (b)	3,128,000	3,002,880
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (b)	384,000	396,457
8.13%, 07/01/2027 (b)	1,781,000	1,908,261
CCM Merger, Inc.
6.38%, 05/01/2026 (b)	3,309,000	3,342,090
Cinemark USA, Inc.
5.25%, 07/15/2028 (b)	1,301,000	1,214,978
International Game Technology PLC
5.25%, 01/15/2029 (b)	2,581,000	2,574,548
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (b)	3,205,000	3,088,819
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance,
Inc.
8.50%, 11/15/2027 (b)	2,993,000	3,311,006
		$18,839,039

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	March 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Food — 4.91%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (b)		$2,729,000	$2,638,397
Fresh Market, Inc.
9.75%, 05/01/2023 (b)		3,440,000	3,374,038
Kraft Heinz Foods Co.
3.75%, 04/01/2030		2,283,000	2,273,206
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (b)		2,863,000	2,499,356
4.25%, 04/15/2031 (b)		591,000	546,675
			$11,331,672

Forest Products & Paper — 0.86%
Mercer International, Inc.
5.13%, 02/01/2029		2,059,000	1,986,935

Healthcare — Services — 5.18%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (b)		3,071,000	3,031,806
Centene Corp.
2.50%, 03/01/2031		509,000	449,208
3.38%, 02/15/2030		1,841,000	1,732,261
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (b)		3,284,000	3,318,302
LifePoint Health, Inc.
5.38%, 01/15/2029 (b)		3,616,000	3,416,695
			$11,948,272

Home Builders — 1.17%
Empire Communities Corp.
7.00%, 12/15/2025 (b)		120,000	118,560
Forestar Group, Inc.
3.85%, 05/15/2026 (b)		544,000	507,280
5.00%, 03/01/2028 (b)		2,225,000	2,085,938
			$2,711,778

Insurance — 0.80%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (b)		409,000	371,544
7.00%, 11/15/2025 (b)		1,480,000	1,479,556
			$1,851,100

Investment Companies — 0.91%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (b)		2,242,000	2,107,480

Iron & Steel — 0.93%
TMS International Corp.
6.25%, 04/15/2029 (b)		2,270,000	2,156,500

Leisure Time — 0.99%
Life Time, Inc.
5.75%, 01/15/2026 (b)		2,285,000	2,282,692

Media — 4.87%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (b)		3,385,000	3,329,994
DISH DBS Corp.
5.13%, 06/01/2029		447,000	380,661

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
DISH DBS Corp. (continued)
5.25%, 12/01/2026 (b)	$3,284	$3,128
5.88%, 11/15/2024	1,185,000	1,182,037
7.38%, 07/01/2028	1,973,000	1,869,417
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (b)	939,000	899,093
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (b)	2,199,000	2,079,095
UPC Holding BV
5.50%, 01/15/2028 (b)	1,529,000	1,510,239
		$11,253,664

Mining — 4.61%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (b)	2,130,600	2,162,559
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (b)	2,947,000	3,086,983
Novelis Corp.
3.88%, 08/15/2031 (b)	2,911,000	2,662,575
Taseko Mines Ltd.
7.00%, 02/15/2026 (b)	2,641,000	2,719,570
		$10,631,687

Oil & Gas — 6.28%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (b)	3,138,000	3,256,303
Antero Resources Corp.
7.63%, 02/01/2029 (b)	2,058,000	2,224,554
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026 (b)	877,000	899,355
Comstock Resources, Inc.
5.88%, 01/15/2030 (b)	1,276,000	1,257,243
MEG Energy Corp.
7.13%, 02/01/2027 (b)	2,154,000	2,255,238
Occidental Petroleum Corp.
3.40%, 04/15/2026	874,000	868,537
4.10%, 02/15/2047	2,004,000	1,853,700
4.40%, 04/15/2046	207,000	196,650
6.13%, 01/01/2031	307,000	345,375
6.63%, 09/01/2030	1,165,000	1,336,837
		$14,493,792

Oil & Gas Services — 0.46%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (b)	1,080,000	1,064,437

Packaging & Containers — 1.31%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029	330,000	333,713
8.75%, 04/15/2030	1,410,000	1,327,162
LABL, Inc.
5.88%, 11/01/2028 (b)	246,000	230,625
8.25%, 11/01/2029 (b)	1,286,000	1,134,895
		$3,026,395

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pharmaceuticals — 1.68%
BellRing Brands, Inc.
7.00%, 03/15/2030	$1,999,000	$2,041,479
Jazz Securities DAC
4.38%, 01/15/2029 (b)	1,886,000	1,827,062
		$3,868,541

Pipelines — 6.62%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (b)	2,166,000	2,163,791
5.75%, 03/01/2027 (b)	1,367,000	1,392,139
CNX Midstream Partners LP
4.75%, 04/15/2030 (b)	2,955,000	2,767,269
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (b)	3,385,000	3,353,993
Hess Midstream Operations LP
4.25%, 02/15/2030 (b)	2,476,000	2,336,354
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	3,248,000	3,280,480
		$15,294,026

REITs — 2.18%
CBL & Associates HoldCo II LLC
10.00%, 11/15/2029	1,706,199	1,706,199
CBL & Associates LP
0.00%, 12/15/2026 (a),(h),(i)	6,000,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (b)	3,533,000	3,332,061
		$5,038,260

Retail — 6.24%
At Home Group, Inc.
4.88%, 07/15/2028 (b)	1,868,000	1,662,520
Bath & Body Works, Inc.
5.25%, 02/01/2028	364,000	366,144
6.63%, 10/01/2030 (b)	1,039,000	1,090,950
9.38%, 07/01/2025 (b)	394,000	449,711
BCPE Ulysses Intermediate, Inc.
7.75%, PIK 8.50%; 04/01/2027 (b),(f)	2,714,000	2,462,955
Dave & Buster's, Inc.
7.63%, 11/01/2025 (b)	1,678,000	1,765,508
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (b)	1,538,000	1,457,255
6.75%, 01/15/2030 (b)	1,044,000	960,449
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (b)	2,250,000	2,161,496
Park River Holdings, Inc.
5.63%, 02/01/2029 (b)	1,659,000	1,340,024
Patrick Industries, Inc.
4.75%, 05/01/2029 (b)	798,000	686,280
		$14,403,292

Telecommunications — 1.46%
DKT Finance ApS
9.38%, 06/17/2023 (b)	3,383,000	3,366,085

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Transportation — 1.38%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
11.25%, 08/15/2022 (b)	$1,057,000	$1,046,430
Watco Cos., LLC/Watco Finance Corp.
6.50%, 06/15/2027 (b)	2,171,000	2,134,462
		$3,180,892
TOTAL BONDS		$200,342,670
	Principal
SENIOR FLOATING RATE INTERESTS — 10.38%	Amount	Value

Airlines — 2.44%
AAdvantage Loyalty IP Ltd., 2021 Term Loan
(3-month USD LIBOR + 4.75%),
5.50%, 04/20/2028	$3,355,000	$3,393,784
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
4.50%, 04/21/2028	2,272,782	2,242,485
		$5,636,269

Entertainment — 0.37%
The Enterprise Development Authority, Term Loan B
(1-month USD LIBOR + 4.25%),
5.00%, 02/01/2028	865,823	857,164

Forest Products & Paper — 1.46%
Pixelle Specialty Solutions LLC, Term Loan B
(1-month USD LIBOR + 6.50%),
7.50%, 10/31/2024	3,445,000	3,369,658

Insurance — 2.19%
Acrisure LLC, 2020 Term Loan B
(1-month USD LIBOR + 3.50%),
3.96%, 02/15/2027	1,653,630	1,627,453
Asurion LLC, 2021 2nd Lien Term Loan B3
(1-month USD LIBOR + 5.25%),
5.71%, 02/03/2028	3,505,000	3,431,395
		$5,058,848

Lodging — 0.52%
Fertitta Entertainment LLC, 2022 Term Loan B
(1-month Term Secured Overnight Financing Rate + 4.00%),
4.50%, 01/27/2029	1,211,224	1,203,654

Packaging & Containers — 1.14%
Valcour Packaging LLC, 2021 1st Lien Term Loan
(3-month USD LIBOR + 3.75%),
4.25%, 09/30/2028	1,600,000	1,560,000
Valcour Packaging LLC, 2021 2nd Lien Term Loan
(3-month USD LIBOR + 7.00%),
7.50%, 09/30/2029	1,125,000	1,068,750
		$2,628,750

Pharmaceuticals — 2.16%
Bausch Health Cos., Inc., 2022 Term Loan B
0.00%, 01/27/2027 (j)	3,525,000	3,485,344

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
March 31, 2022 (unaudited)

	Principal
SENIOR FLOATING RATE INTERESTS (continued)	Amount	Value

Pharmaceuticals (continued)
Jazz Financing Lux SARL, USD Term Loan
(1-month USD LIBOR + 3.50%),
4.00%, 05/05/2028	$1,515,043	$1,508,043
		$4,993,387

Retail — 0.10%
At Home Group, Inc., Term Loan B
(3-month USD LIBOR + 4.25%),
4.75%, 07/23/2028	233,825	223,450
TOTAL SENIOR FLOATING RATE INTERESTS		$23,971,180
INVESTMENT COMPANIES — 2.80%	Shares Held	Value

Money Market Funds — 2.80%
Principal Government Money Market Fund — Institutional Class 0.00%, (a),(k),(l),(m)	108,750	$108,750
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (m)	6,346,773	6,346,773
TOTAL INVESTMENT COMPANIES		$6,455,523
Total Investments		$231,428,456
Other Assets and Liabilities — (0.24)%		(542,911)

Total Net Assets — 100.00%		$230,885,545

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $156,676,409 or 67.86% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,276,000 or 1.42% of net assets.
(f) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $106,265 or
0.05% of net assets.
(h)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(i) Security is defaulted.
(j)	This Senior Floating Rate Interest will settle after March 31, 2022, at which time the interest rate will be determined.
(k)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(l)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $108,750 or 0.05% of net assets.
(m) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	March 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Cyclical			23.35%
Consumer, Non-cyclical			18.92%
Financial			13.38%
Energy			13.36%
Basic Materials			11.46%
Industrial			8.13%
Communications			6.33%
Money Market Funds			2.80%
Utilities			2.51%
Other Assets and Liabilities			(0.24)%
TOTAL NET ASSETS			100.00%

	June 30, 2021		Purchases	Sales	March 31, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund - Institutional Class
0.00%	$3,145,675		$42,064,102	$45,101,027	$108,750
	$3,145,675		$42,064,102	$45,101,027	$108,750

				Realized Gain
			Realized	from	Change in
			Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund - Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2022 (unaudited)

COMMON STOCKS — 99.82%	Shares Held	Value

Biotechnology — 42.69%
2seventy bio, Inc. (a)	2,547	$43,452
9 Meters Biopharma, Inc. (a)	28,865	17,299
ACADIA Pharmaceuticals, Inc. (a)	18,616	450,880
ADMA Biologics, Inc. (a)	15,041	27,525
Adverum Biotechnologies, Inc. (a)	11,117	14,563
Agenus, Inc. (a)	26,413	64,976
Akero Therapeutics, Inc. (a)	3,948	56,022
Alaunos Therapeutics, Inc. (a)	24,426	15,936
Albireo Pharma, Inc. (a)	2,185	65,179
Aldeyra Therapeutics, Inc. (a)	6,555	29,137
Allakos, Inc. (a)	6,239	35,562
Allogene Therapeutics, Inc. (a)	16,109	146,753
Alnylam Pharmaceuticals, Inc. (a)	13,681	2,233,970
Altimmune, Inc. (a)	4,501	27,411
ALX Oncology Holdings, Inc. (a)	4,573	77,284
Alzamend Neuro, Inc. (a)	9,846	12,111
Amicus Therapeutics, Inc. (a)	30,333	287,253
AnaptysBio, Inc. (a)	3,111	76,966
Anavex Life Sciences Corp. (a)	8,574	105,546
Annovis Bio, Inc. (a)	913	12,189
Apellis Pharmaceuticals, Inc. (a)	10,088	512,571
Applied Molecular Transport, Inc. (a)	4,355	32,750
Arcturus Therapeutics Holdings, Inc. (a)	2,980	80,341
Arcus Biosciences, Inc. (a)	8,312	262,327
Arcutis Biotherapeutics, Inc. (a)	5,690	109,589
Ardelyx, Inc. (a)	11,680	12,498
Arrowhead Pharmaceuticals, Inc. (a)	12,048	554,087
Atara Biotherapeutics, Inc. (a)	9,606	89,240
Atea Pharmaceuticals, Inc. (a)	9,379	67,716
Atossa Therapeutics, Inc. (a)	14,348	17,935
Atreca, Inc., Class A (a)	3,417	10,832
Avid Bioservices, Inc. (a)	6,949	141,551
Avidity Biosciences, Inc. (a)	5,176	95,601
Axsome Therapeutics, Inc. (a)	4,269	176,694
Beam Therapeutics, Inc. (a)	7,680	440,064
Berkeley Lights, Inc. (a)	7,605	54,072
BioAtla, Inc. (a)	3,656	18,280
BioCryst Pharmaceuticals, Inc. (a)	20,801	338,224
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,541	894,136
BioMarin Pharmaceutical, Inc. (a)	21,107	1,627,350
Bluebird Bio, Inc. (a)	7,654	37,122
Blueprint Medicines Corp. (a)	6,777	432,915
Bridgebio Pharma, Inc. (a)	17,269	175,280
Brooklyn ImmunoTherapeutics, Inc. (a),(b)	5,864	12,021
C4 Therapeutics, Inc. (a)	5,489	133,163
Cara Therapeutics, Inc. (a)	5,678	68,988
Cardiff Oncology, Inc. (a)	4,478	11,105
Cassava Sciences, Inc. (a),(b)	4,535	168,430
CEL-SCI Corp. (a)	4,873	19,151
Celldex Therapeutics, Inc. (a)	5,266	179,360
Century Therapeutics, Inc. (a)	6,161	77,567
Cerevel Therapeutics Holdings, Inc. (a)	16,784	587,608
Certara, Inc. (a)	17,702	380,239
ChemoCentryx, Inc. (a)	8,164	204,671
ChromaDex Corp. (a)	7,724	19,001
Clearside Biomedical, Inc. (a)	6,738	15,430
Cortexyme, Inc. (a)	3,367	20,842
CRISPR Therapeutics AG (a)	8,815	553,318

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Cullinan Oncology, Inc. (a)		4,936	$51,680
Curis, Inc. (a)		10,381	24,707
CytomX Therapeutics, Inc. (a)		7,384	19,715
Deciphera Pharmaceuticals, Inc. (a)		6,581	61,006
Denali Therapeutics, Inc. (a)		14,084	453,082
Dynavax Technologies Corp. (a)		13,001	140,931
Editas Medicine, Inc. (a)		7,735	147,120
Epizyme, Inc. (a)		11,586	13,324
Esperion Therapeutics, Inc. (a),(b)		3,203	14,862
Evolus, Inc. (a)		6,185	69,396
Fate Therapeutics, Inc. (a)		11,031	427,672
FibroGen, Inc. (a)		10,497	126,174
Forma Therapeutics Holdings, Inc. (a)		5,366	49,904
Forte Biosciences, Inc. (a)		1,590	2,321
Generation Bio Co. (a)		6,437	47,248
Global Blood Therapeutics, Inc. (a)		7,078	245,182
Gossamer Bio, Inc. (a)		8,611	74,743
Guardant Health, Inc. (a)		11,691	774,412
Homology Medicines, Inc. (a)		6,470	19,669
Humanigen, Inc. (a)		6,729	20,254
iBio, Inc. (a)		24,686	10,571
Ideaya Biosciences, Inc. (a)		4,350	48,676
IGM Biosciences, Inc. (a)		2,911	77,811
ImmunityBio, Inc. (a),(b)		45,568	255,636
ImmunoGen, Inc. (a)		22,935	109,171
Immunome, Inc. (a)		1,331	7,560
Immunovant, Inc. (a)		13,034	71,817
Impel Neuropharma, Inc. (a),(b)		2,210	14,078
Infinity Pharmaceuticals, Inc. (a)		10,053	11,460
Inmune Bio, Inc. (a)		2,010	16,924
Innoviva, Inc. (a)		7,871	152,304
Inovio Pharmaceuticals, Inc. (a)		23,837	85,575
Insmed, Inc. (a)		13,413	315,205
Intercept Pharmaceuticals, Inc. (a),(b)		3,759	61,159
Intra-Cellular Therapies, Inc. (a)		9,424	576,655
Ionis Pharmaceuticals, Inc. (a)		16,337	605,122
Iovance Biotherapeutics, Inc. (a)		17,641	293,723
iTeos Therapeutics, Inc. (a)		3,990	128,398
IVERIC bio, Inc. (a)		11,782	198,291
Janux Therapeutics, Inc. (a),(b)		4,716	67,627
Karuna Therapeutics, Inc. (a)		3,430	434,890
Karyopharm Therapeutics, Inc. (a)		8,554	63,043
Keros Therapeutics, Inc. (a)		2,646	143,889
Kiniksa Pharmaceuticals Ltd., Class A (a)		3,694	36,718
Kodiak Sciences, Inc. (a)		5,855	45,201
Krystal Biotech, Inc. (a)		2,511	167,082
Kymera Therapeutics, Inc. (a)		5,808	245,795
Lexicon Pharmaceuticals, Inc. (a)		16,373	34,220
MacroGenics, Inc. (a)		6,927	61,027
Mersana Therapeutics, Inc. (a)		8,132	32,447
Mirati Therapeutics, Inc. (a)		5,962	490,196
Mustang Bio, Inc. (a)		10,257	10,360
Myriad Genetics, Inc. (a)		8,847	222,944
Nektar Therapeutics (a)		20,831	112,279
NeoGenomics, Inc. (a)		14,303	173,781
NGM Biopharmaceuticals, Inc. (a)		8,760	133,590
Nkarta, Inc. (a)		3,724	42,379
Novavax, Inc. (a)		8,600	633,390

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
NRX Pharmaceuticals, Inc. (a),(b)	5,508	$13,495
Nurix Therapeutics, Inc. (a)	5,035	70,540
Nuvation Bio, Inc. (a)	24,559	129,180
Olema Pharmaceuticals, Inc. (a)	4,477	19,072
Omeros Corp. (a),(b)	7,078	42,539
PDS Biotechnology Corp. (a)	3,222	19,944
Pieris Pharmaceuticals, Inc. (a)	7,557	22,898
Precigen, Inc. (a)	23,413	49,401
Precision BioSciences, Inc. (a)	6,756	20,808
Prelude Therapeutics, Inc. (a)	4,038	27,862
Prothena Corp. PLC (a)	5,107	186,763
Provention Bio, Inc. (a)	7,184	52,587
PTC Therapeutics, Inc. (a)	8,206	306,166
Radius Health, Inc. (a)	5,358	47,311
RAPT Therapeutics, Inc. (a)	3,337	73,381
Recursion Pharmaceuticals, Inc., Class A (a),(b)	18,019	129,016
REGENXBIO, Inc. (a)	4,833	160,407
Relay Therapeutics, Inc. (a)	10,547	315,672
Replimune Group, Inc. (a)	5,296	89,926
REVOLUTION Medicines, Inc. (a)	8,335	212,626
Rigel Pharmaceuticals, Inc. (a)	19,360	57,886
Rocket Pharmaceuticals, Inc. (a)	7,211	114,366
Rubius Therapeutics, Inc. (a)	10,177	56,075
Sage Therapeutics, Inc. (a)	6,865	227,231
Sana Biotechnology, Inc. (a)	21,381	176,607
Sangamo Therapeutics, Inc. (a)	16,467	95,673
Scholar Rock Holding Corp. (a)	3,902	50,297
Seagen, Inc. (a)	17,506	2,521,739
Seelos Therapeutics, Inc. (a)	11,595	9,714
Seer, Inc. (a)	6,435	98,069
Selecta Biosciences, Inc. (a)	13,038	16,037
Sesen Bio, Inc. (a)	22,209	13,385
Silverback Therapeutics, Inc. (a)	3,972	13,942
Sorrento Therapeutics, Inc. (a)	33,781	78,710
SpringWorks Therapeutics, Inc. (a)	5,712	322,385
Stoke Therapeutics, Inc. (a)	4,163	87,631
Surface Oncology, Inc. (a)	5,153	15,150
Sutro Biopharma, Inc. (a)	5,226	42,958
Syndax Pharmaceuticals, Inc. (a)	5,508	95,729
TCR2 Therapeutics, Inc. (a)	4,330	11,951
TG Therapeutics, Inc. (a)	16,184	153,910
Theravance Biopharma, Inc. (a)	8,326	79,597
TransMedics Group, Inc. (a)	3,136	84,484
Travere Therapeutics, Inc. (a)	6,879	177,272
Turning Point Therapeutics, Inc. (a)	5,599	150,333
Twist Bioscience Corp. (a)	5,726	282,750
Tyme Technologies, Inc. (a),(b)	19,514	6,830
Ultragenyx Pharmaceutical, Inc. (a)	7,846	569,776
Vaxart, Inc. (a),(b)	13,918	70,147
Veracyte, Inc. (a)	8,032	221,442
Verastem, Inc. (a)	20,485	28,884
Vericel Corp. (a)	5,287	202,069
Verve Therapeutics, Inc. (a)	5,434	124,004
Viking Therapeutics, Inc. (a)	8,860	26,580
Vir Biotechnology, Inc. (a)	15,115	388,758
Xencor, Inc. (a)	6,615	176,488
Zentalis Pharmaceuticals, Inc. (a)	5,241	241,820
		$30,486,752

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Chemicals — 0.21%
Codexis, Inc. (a)		7,329	$151,124

Commercial Services — 1.42%
HealthEquity, Inc. (a)		9,666	651,875
Multiplan Corp. (a)		77,722	363,739
			$1,015,614

Electronics — 0.05%
Fluidigm Corp. (a)		8,631	30,985

Engineering & Construction — 0.08%
908 Devices, Inc. (a)		3,131	59,520

Healthcare — Products — 22.97%
10X Genomics, Inc., Class A (a)		10,448	794,779
ABIOMED, Inc. (a)		5,225	1,730,729
Acutus Medical, Inc. (a)		3,162	4,395
Adaptive Biotechnologies Corp. (a)		16,015	222,288
Alphatec Holdings, Inc. (a)		11,348	130,502
AngioDynamics, Inc. (a)		4,356	93,828
Artivion, Inc. (a)		4,453	95,205
Asensus Surgical, Inc. (a)		26,551	16,642
AtriCure, Inc. (a)		5,331	350,087
Avanos Medical, Inc. (a)		5,451	182,609
Axonics, Inc. (a)		5,372	336,287
BioLife Solutions, Inc. (a)		4,617	104,944
Bionano Genomics, Inc. (a),(b)		31,630	81,605
Butterfly Network, Inc. (a)		18,984	90,364
Cardiovascular Systems, Inc. (a)		4,556	102,966
CareDx, Inc. (a)		5,968	220,756
Castle Biosciences, Inc. (a)		2,853	127,986
Cerus Corp. (a)		19,450	106,781
ClearPoint Neuro, Inc. (a)		2,536	26,400
Cutera, Inc. (a)		2,033	140,277
DermTech, Inc. (a)		3,357	49,281
Eargo, Inc. (a)		4,438	23,477
Exact Sciences Corp. (a)		19,805	1,384,766
Glaukos Corp. (a)		5,419	313,327
Haemonetics Corp. (a)		5,935	375,211
Inogen, Inc. (a)		2,562	83,060
Inspire Medical Systems, Inc. (a)		3,150	808,573
Insulet Corp. (a)		7,927	2,111,674
iRhythm Technologies, Inc. (a)		3,408	536,658
Lantheus Holdings, Inc. (a)		7,852	434,294
Lucira Health, Inc. (a)		4,384	15,651
Merit Medical Systems, Inc. (a)		6,531	434,442
MiMedx Group, Inc. (a)		12,681	59,728
NanoString Technologies, Inc. (a)		5,155	179,136
Natera, Inc. (a)		10,827	440,442
Nautilus Biotechnology, Inc. (a)		14,061	61,025
Nevro Corp. (a)		3,968	287,005
Novocure Ltd. (a)		11,959	990,803
OraSure Technologies, Inc. (a)		8,156	55,298
OrthoPediatrics Corp. (a)		2,224	120,074
Pacific Biosciences of California, Inc. (a)		22,652	206,133
PAVmed, Inc. (a),(b)		9,606	12,680
Progenity, Inc. (a),(b)		9,001	10,441
Pulmonx Corp. (a)		4,154	103,061
Quanterix Corp. (a)		4,141	120,876

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
Quantum-Si, Inc. (a),(b)		13,196	$61,757
Shockwave Medical, Inc. (a)		4,064	842,711
SI-BONE, Inc. (a)		3,767	85,134
Sientra, Inc. (a)		6,576	14,599
Silk Road Medical, Inc. (a)		3,933	162,394
SmileDirectClub, Inc. (a)		13,468	34,882
Surgalign Holdings, Inc. (a)		15,795	4,806
T2 Biosystems, Inc. (a),(b)		18,793	9,849
Tandem Diabetes Care, Inc. (a)		7,273	845,777
Varex Imaging Corp. (a)		4,466	95,081
ViewRay, Inc. (a)		18,623	73,002
			$16,406,538

Healthcare — Services — 14.02%
23andMe Holding Co., Class A (a),(b)		10,535	40,349
Accolade, Inc. (a)		7,488	131,489
agilon health, Inc. (a)		45,137	1,144,223
American Well Corp., Class A (a)		23,872	100,501
ATI Physical Therapy, Inc. (a)		22,281	41,888
Brookdale Senior Living, Inc. (a)		21,215	149,566
Cano Health, Inc. (a)		19,618	124,574
CareMax, Inc. (a)		9,189	68,642
Centene Corp. (a)		47,768	4,021,588
Clover Health Investments Corp. (a)		26,725	94,874
Invitae Corp. (a)		25,315	201,761
LifeStance Health Group, Inc. (a),(b)		43,460	439,381
MEDNAX, Inc. (a)		9,784	229,728
Neuronetics, Inc. (a)		2,978	9,023
Oak Street Health, Inc. (a),(b)		27,891	749,710
Ontrak, Inc. (a)		2,117	4,795
OPKO Health, Inc. (a)		77,511	266,638
Personalis, Inc. (a)		5,034	41,228
Sema4 Holdings Corp. (a)		27,219	83,562
Surgery Partners, Inc. (a)		9,560	526,278
Teladoc Health, Inc. (a)		18,344	1,323,153
Tivity Health, Inc. (a)		5,623	180,892
Vapotherm, Inc. (a)		2,942	40,894
			$10,014,737

Pharmaceuticals — 15.43%
Aclaris Therapeutics, Inc. (a)		6,935	119,559
Adamis Pharmaceuticals Corp. (a),(b)		16,872	9,634
AdaptHealth Corp. (a)		14,896	238,783
Aerie Pharmaceuticals, Inc. (a)		5,353	48,712
Agios Pharmaceuticals, Inc. (a)		6,685	194,600
Akebia Therapeutics, Inc. (a)		19,774	14,196
Alector, Inc. (a)		9,165	130,601
Alkermes PLC (a)		18,686	491,629
Amneal Pharmaceuticals, Inc. (a)		16,918	70,548
Arvinas, Inc. (a)		5,706	384,014
Athenex, Inc. (a)		12,387	10,275
Bioxcel Therapeutics, Inc. (a)		3,169	66,264
Chimerix, Inc. (a)		9,775	44,769
Citius Pharmaceuticals, Inc. (a),(b)		16,538	29,603
Clovis Oncology, Inc. (a),(b)		13,418	27,104
Coherus Biosciences, Inc. (a)		8,665	111,865
Cytokinetics, Inc. (a)		9,711	357,462

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc. (a)		54,491	$1,421,670
Enanta Pharmaceuticals, Inc. (a)		2,296	163,429
Fulcrum Therapeutics, Inc. (a)		4,565	107,962
G1 Therapeutics, Inc. (a),(b)		4,794	36,434
Galectin Therapeutics, Inc. (a)		6,719	10,818
Gritstone bio, Inc. (a)		5,604	23,088
Harmony Biosciences Holdings, Inc. (a)		6,650	323,522
Heron Therapeutics, Inc. (a)		11,546	66,043
Heska Corp. (a)		1,205	166,627
Intellia Therapeutics, Inc. (a)		8,483	616,460
Jaguar Health, Inc. (a),(b)		5,190	3,677
Kala Pharmaceuticals, Inc. (a)		7,365	10,164
KalVista Pharmaceuticals, Inc. (a)		2,766	40,771
Kura Oncology, Inc. (a)		7,508	120,729
Lyell Immunopharma, Inc. (a),(b)		27,123	136,971
Madrigal Pharmaceuticals, Inc. (a)		1,879	184,367
MannKind Corp. (a)		28,293	104,118
Marinus Pharmaceuticals, Inc. (a)		4,160	38,896
Morphic Holding, Inc. (a)		4,125	165,619
Ocugen, Inc. (a)		22,521	74,319
Ocular Therapeutix, Inc. (a)		8,680	42,966
Option Care Health, Inc. (a)		20,825	594,762
Oramed Pharmaceuticals, Inc. (a)		3,686	31,884
ORIC Pharmaceuticals, Inc. (a)		4,455	23,790
Outlook Therapeutics, Inc. (a),(b)		19,867	35,363
Passage Bio, Inc. (a)		6,127	18,994
Perrigo Co. PLC		15,462	594,205
PetIQ, Inc. (a)		3,277	79,959
PLx Pharma, Inc. (a),(b)		3,048	12,314
PMV Pharmaceuticals, Inc. (a)		5,130	106,807
Protagonist Therapeutics, Inc. (a)		5,390	127,635
Reata Pharmaceuticals, Inc., Class A (a)		3,567	116,855
Relmada Therapeutics, Inc. (a)		1,972	53,224
Revance Therapeutics, Inc. (a)		8,143	158,788
Rhythm Pharmaceuticals, Inc. (a)		5,688	65,526
Sarepta Therapeutics, Inc. (a)		9,224	720,579
Senseonics Holdings, Inc. (a),(b)		50,452	99,390
Seres Therapeutics, Inc. (a)		10,396	74,020
Spectrum Pharmaceuticals, Inc. (a)		18,595	23,988
Syros Pharmaceuticals, Inc. (a)		7,015	8,348
TherapeuticsMD, Inc. (a)		48,021	18,248
Tonix Pharmaceuticals Holding Corp. (a)		40,512	9,326
uniQure NV (a)		5,226	94,434
Vaxcyte, Inc. (a)		5,912	142,775
Viatris, Inc.		139,185	1,514,333
Xeris Biopharma Holdings, Inc. (a)		7,539	19,300
Y-mAbs Therapeutics, Inc. (a)		4,941	58,699
Zynerba Pharmaceuticals, Inc. (a)		4,673	9,580
			$11,021,394

Retail — 0.11%
OptimizeRx Corp. (a)		1,998	75,345

Software — 2.84%
1Life Healthcare, Inc. (a)		20,633	228,614
Evolent Health, Inc., Class A (a)		10,172	328,555

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Health Catalyst, Inc. (a)		5,282	$138,019
Hims & Hers Health, Inc. (a)		22,080	117,686
Outset Medical, Inc. (a)		5,249	238,305
Phreesia, Inc. (a)		5,763	151,913
Privia Health Group, Inc. (a)		12,307	328,966
Sharecare, Inc. (a)		37,830	93,440
Signify Health, Inc., Class A (a)		19,588	355,522
Tabula Rasa HealthCare, Inc. (a)		2,829	16,295
Talkspace, Inc. (a),(b)		17,249	30,013
			$2,027,328
TOTAL COMMON STOCKS			$71,289,337
INVESTMENT COMPANIES — 2.83%		Shares Held	Value

Money Market Funds — 2.83%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)		1,870,512	$1,870,512
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)		150,687	150,687
TOTAL INVESTMENT COMPANIES			$2,021,199
Total Investments			$73,310,536
Other Assets and Liabilities — (2.65)%			(1,889,354)

Total Net Assets — 100.00%			$71,421,182

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,760,056 or
2.46% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,870,512 or 2.62% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	96.53%
Technology	2.84%
Money Market Funds	2.83%
Basic Materials	0.21%
Industrial	0.13%
Consumer, Cyclical	0.11%
Other Assets and Liabilities	(2.65)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2022 (unaudited)

	June 30, 2021		Purchases	Sales	March 31, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$6,534,128		$42,674,669	$47,338,285	$1,870,512
	$6,534,128		$42,674,669	$47,338,285	$1,870,512

Realized Gain
			Realized	from	Change in
			Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 98.08%	Shares Held	Value

Advertising — 0.24%
Hakuhodo DY Holdings, Inc.	2,700	$34,266
Publicis Groupe SA	714	43,648
WPP PLC	1,821	23,993
		$101,907

Aerospace & Defense — 0.75%
Airbus SE (a)	510	62,264
BAE Systems PLC	11,963	112,741
Dassault Aviation SA	240	38,152
Elbit Systems Ltd.	166	36,414
Rolls-Royce Holdings PLC (a)	16,631	22,087
Thales SA	402	50,675
		$322,333

Agriculture — 1.06%
British American Tobacco PLC	6,164	258,669
Imperial Brands PLC	4,390	92,876
Japan Tobacco, Inc.	4,300	73,733
Swedish Match AB	3,858	29,084
		$454,362

Airlines — 0.09%
Singapore Airlines Ltd. (a)	9,900	40,174

Apparel — 1.23%
adidas AG	187	43,835
Burberry Group PLC	918	20,187
Gildan Activewear, Inc.	1,601	60,050
Hermes International	34	48,577
Kering SA	70	44,581
LVMH Moet Hennessy Louis Vuitton SE	404	290,233
Puma SE	235	20,132
		$527,595

Auto Manufacturers — 2.28%
Bayerische Motoren Werke AG	234	18,198
Bayerische Motoren Werke AG	401	34,868
Ferrari NV	146	32,093
Hino Motors Ltd.	5,200	30,754
Honda Motor Co. Ltd.	3,800	108,844
Isuzu Motors Ltd.	3,200	41,741
Mazda Motor Corp.	5,000	37,334
Mercedes-Benz Group AG	1,608	113,508
Stellantis NV	2,175	35,610
Toyota Motor Corp.	24,900	454,577
Volkswagen AG	73	18,267
Volvo AB, Class A	854	16,440
Volvo AB, Class B	1,722	32,343
		$974,577

Auto Parts & Equipment — 0.44%
Aisin Corp.	1,200	41,350
Bridgestone Corp.	2,100	82,075
Cie Generale des Etablissements Michelin SCA	234	31,827
NGK Insulators Ltd.	2,300	33,119
		$188,371

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks — 10.09%
ABN AMRO Bank NV (b)	1,405	$18,095
Australia & New Zealand Banking Group Ltd.	3,395	70,117
Banco Bilbao Vizcaya Argentaria SA	6,678	38,489
Banco Santander SA	15,435	52,932
Bank Hapoalim BM	7,248	72,114
Bank Leumi Le-Israel BM	4,617	49,974
Bank of Montreal	1,890	222,404
Bank of Nova Scotia	3,457	247,768
Barclays PLC	33,844	65,933
BNP Paribas SA	970	55,724
BOC Hong Kong Holdings Ltd.	15,000	56,873
CaixaBank SA	7,204	24,522
Canadian Imperial Bank of Commerce	1,415	171,760
Commerzbank AG (a)	2,619	20,069
Commonwealth Bank of Australia	3,400	269,102
Credit Agricole SA	2,074	24,977
Danske Bank A/S	2,447	40,977
DBS Group Holdings Ltd.	4,200	111,031
Deutsche Bank AG (a)	2,698	34,354
DNB Bank ASA	1,274	28,956
Erste Group Bank AG	649	23,757
FinecoBank Banca Fineco SpA	1,296	19,821
Hang Seng Bank Ltd.	2,909	56,150
HSBC Holdings PLC	22,663	156,418
ING Groep NV	3,891	40,939
Intesa Sanpaolo SpA	16,826	38,782
Israel Discount Bank Ltd., Class A	5,580	34,902
KBC Group NV	366	26,472
Lloyds Banking Group PLC	143,237	88,540
Macquarie Group Ltd.	1,104	167,926
Mediobanca Banca di Credito Finanziario SpA	3,543	36,137
Mitsubishi UFJ Financial Group, Inc.	27,900	174,243
Mizrahi Tefahot Bank Ltd.	1,492	58,537
Mizuho Financial Group, Inc.	900	11,585
National Australia Bank Ltd.	6,775	164,006
National Bank of Canada	1,393	106,780
NatWest Group PLC	8,802	24,964
Nordea Bank Abp	3,527	36,499
Oversea-Chinese Banking Corp. Ltd.	8,900	81,294
Raiffeisen Bank International AG	2,013	28,838
Royal Bank of Canada	3,714	408,907
Skandinaviska Enskilda Banken AB, Class A	4,486	48,880
Societe Generale SA	1,099	29,738
Standard Chartered PLC	7,326	49,101
Sumitomo Mitsui Financial Group, Inc.	1,300	41,721
Svenska Handelsbanken AB, Class A	3,302	30,518
Swedbank AB	1,518	22,764
Toronto-Dominion Bank	4,827	382,986
UBS Group AG	3,133	61,521
UniCredit SpA	2,790	30,417
United Overseas Bank Ltd.	3,400	80,325
Westpac Banking Corp.	4,505	81,715
		$4,321,354

Beverages — 2.11%
Anheuser-Busch InBev SA	1,674	100,482
Carlsberg AS, Class B	175	21,602

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Coca-Cola HBC AG	773	$16,242
Davide Campari-Milano NV	3,653	42,654
Diageo PLC	6,412	325,427
Endeavour Group Ltd.	7,922	43,215
Heineken Holding NV	578	45,462
Heineken NV	742	71,068
JDE Peet's NV	502	14,400
Pernod Ricard SA	711	156,758
Remy Cointreau SA	194	40,133
Treasury Wine Estates Ltd.	2,796	24,228
		$901,671

Biotechnology — 0.25%
Bachem Holding AG, Class B	52	28,756
CSL Ltd.	391	78,457
		$107,213

Building Materials — 1.27%
AGC, Inc.	1,100	44,320
Cie de Saint-Gobain	1,088	65,319
Daikin Industries Ltd.	600	110,448
Geberit AG	107	66,258
Holcim Ltd.	833	40,827
Investment AB Latour, Class B	576	18,440
James Hardie Industries PLC	705	21,419
Kingspan Group PLC	470	46,295
Nibe Industrier AB	2,340	26,144
Rinnai Corp.	400	30,130
ROCKWOOL International A/S, Class B	53	17,593
Sika AG	132	43,912
Xinyi Glass Holdings Ltd.	6,000	14,553
		$545,658

Chemicals — 3.05%
Air Liquide SA	554	97,396
Arkema SA	304	36,573
Asahi Kasei Corp.	6,100	53,239
BASF SE	808	46,266
Brenntag SE	395	32,047
Chr Hansen Holding A/S	269	19,871
Covestro AG (b)	386	19,574
Croda International PLC	342	35,402
EMS-Chemie Holding AG	48	46,829
Evonik Industries AG	882	24,569
Fuchs Petrolub SE	975	35,356
Givaudan SA	23	95,256
ICL Group Ltd.	3,234	38,744
Koninklijke DSM NV	468	84,130
Mitsubishi Chemical Holdings Corp.	7,100	47,654
Mitsubishi Gas Chemical Co., Inc.	1,900	32,478
Mitsui Chemicals, Inc.	1,400	35,535
Nippon Sanso Holdings Corp.	1,600	30,636
Novozymes A/S, Class B	816	56,187
Nutrien Ltd.	1,092	112,873
Shin-Etsu Chemical Co. Ltd.	800	123,476
Sumitomo Chemical Co. Ltd.	9,600	44,317
Symrise AG	475	57,197
Toray Industries, Inc.	9,100	47,750

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Tosoh Corp.	2,300	$34,271
Umicore SA	468	20,378
		$1,308,004

Commercial Services — 2.69%
Adyen NV (a),(b)	20	40,024
Ashtead Group PLC	522	33,141
Atlantia SpA (a)	2,413	50,451
Brambles Ltd.	3,871	28,706
Bureau Veritas SA	1,512	43,389
Dai Nippon Printing Co. Ltd.	1,600	37,825
Edenred	630	31,307
Experian PLC	3,312	128,392
Intertek Group PLC	714	48,998
Nuvei Corp. (a),(b)	288	21,655
Persol Holdings Co. Ltd.	1,800	40,868
Randstad NV	306	18,496
Recruit Holdings Co. Ltd.	3,200	142,310
RELX PLC	6,064	189,829
Rentokil Initial PLC	3,367	23,265
Ritchie Bros Auctioneers, Inc.	414	24,453
Secom Co. Ltd.	900	65,560
Securitas AB, Class B	1,328	15,035
SGS SA	21	58,542
Sohgo Security Services Co. Ltd.	900	29,571
TOPPAN, Inc.	2,000	35,584
Transurban Group	4,474	45,364
		$1,152,765

Computers — 1.36%
Bechtle AG	319	18,068
Capgemini SE	343	76,837
CGI, Inc. (a)	738	58,791
Check Point Software Technologies Ltd. (a)	565	78,117
Computershare Ltd.	1,224	22,623
Fujitsu Ltd.	100	15,127
Itochu Techno-Solutions Corp.	1,400	36,110
Logitech International SA	296	22,167
NEC Corp.	1,200	50,764
NTT Data Corp.	3,000	59,586
Otsuka Corp.	1,100	39,260
SCSK Corp.	1,900	32,790
Teleperformance	184	70,489
		$580,729

Distribution/Wholesale — 1.95%
Bunzl PLC	1,896	73,923
Ferguson PLC	813	110,858
IMCD NV	235	40,360
ITOCHU Corp.	3,600	122,543
Marubeni Corp.	6,000	70,281
Mitsubishi Corp.	3,600	136,057
Mitsui & Co. Ltd.	3,500	95,679
Sumitomo Corp.	4,100	71,365
Toromont Industries Ltd.	659	62,471
Toyota Tsusho Corp.	1,200	49,877
		$833,414

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 2.63%
Amundi SA (b)	251	$17,271
ASX Ltd.	1,199	73,392
Brookfield Asset Management, Inc., Class A	4,103	231,972
Daiwa Securities Group, Inc.	8,400	47,796
Deutsche Boerse AG	720	129,830
EQT AB	1,173	46,422
Euronext NV (b)	459	41,992
Futu Holdings Ltd., ADR (a)	523	17,029
Hargreaves Lansdown PLC	1,195	15,824
Hong Kong Exchanges & Clearing Ltd.	2,700	128,015
IGM Financial, Inc.	1,347	47,592
Julius Baer Group Ltd.	407	23,732
Mitsubishi HC Capital, Inc.	6,200	29,029
Onex Corp.	620	41,550
Partners Group Holding AG	27	33,704
SBI Holdings, Inc.	1,700	43,289
Schroders PLC	579	24,575
Singapore Exchange Ltd.	5,700	41,929
St. James's Place PLC	1,146	21,806
TMX Group Ltd.	375	38,569
Tokyo Century Corp.	827	30,671
		$1,125,989

Electric — 2.85%
Algonquin Power & Utilities Corp.	1,601	24,832
Brookfield Renewable Corp., Class A	504	22,012
Canadian Utilities Ltd., Class A	1,177	36,078
CLP Holdings Ltd.	5,648	55,050
E.ON SE	9,115	106,300
EDP - Energias de Portugal SA	6,299	31,113
Elia Group SA	254	38,832
Emera, Inc.	1,061	52,594
Endesa SA	1,197	26,186
Enel SpA	9,879	66,315
Engie SA	2,374	31,342
Fortis, Inc.	1,387	68,598
HK Electric Investments & HK Electric Investments Ltd.	33,000	32,228
Hydro One Ltd. (b)	1,611	43,402
Iberdrola SA	6,725	73,800
National Grid PLC	7,956	122,532
Northland Power, Inc.	773	25,698
Origin Energy Ltd.	4,293	20,014
Power Assets Holdings Ltd.	7,500	48,878
Red Electrica Corp. SA	2,180	44,880
RWE AG	774	33,847
SSE PLC	4,530	104,050
Terna - Rete Elettrica Nazionale	8,917	76,804
Uniper SE	632	16,360
Verbund AG	178	18,805
		$1,220,550

Electrical Components & Equipment — 0.61%
ABB Ltd.	5,183	169,224
Legrand SA	731	69,853
Prysmian SpA	594	20,344
		$259,421

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics — 1.43%
Halma PLC	1,523	$50,217
Hoya Corp.	900	103,721
Ibiden Co. Ltd.	800	39,757
Kyocera Corp.	1,200	67,837
Murata Manufacturing Co. Ltd.	1,800	120,015
Nidec Corp.	1,000	80,072
Sartorius AG	47	20,886
Shimadzu Corp.	1,249	43,449
TDK Corp.	1,700	62,280
Venture Corp. Ltd.	1,774	22,997
		$611,231

Engineering & Construction — 1.54%
ACS Actividades de Construccion y Servicios SA	918	24,881
Aena SME SA (a),(b)	133	22,224
Aeroports de Paris (a)	109	16,399
Auckland International Airport Ltd. (a)	4,801	26,053
Bouygues SA	729	25,508
Cellnex Telecom SA (b)	816	39,457
CK Infrastructure Holdings Ltd.	6,000	40,175
Eiffage SA	430	44,353
Ferrovial SA	1,817	48,503
Infrastrutture Wireless Italiane SpA (b)	2,053	23,086
Kajima Corp.	3,300	40,416
Keppel Corp. Ltd.	8,800	41,684
Lendlease Corp. Ltd.	2,956	24,774
Singapore Technologies Engineering Ltd.	12,900	39,214
Skanska AB, Class B	803	18,054
Vinci SA	1,009	103,796
WSP Global, Inc.	607	80,556
		$659,133

Entertainment — 0.68%
Aristocrat Leisure Ltd.	919	25,238
Entain PLC (a)	1,045	22,562
Evolution AB (b)	236	24,299
Genting Singapore Ltd.	37,700	22,670
La Francaise des Jeux SAEM (b)	911	36,240
Oriental Land Co. Ltd.	500	96,558
Tabcorp Holdings Ltd.	16,284	65,070
		$292,637

Environmental Control — 0.06%
GFL Environmental, Inc.	756	24,588

Food — 5.24%
Barry Callebaut AG	12	28,180
Carrefour SA	2,431	52,831
Chocoladefabriken Lindt & Spruengli AG	1	120,989
Chocoladefabriken Lindt & Spruengli AG	7	83,480
Coles Group Ltd.	4,380	58,701
Danone SA	873	48,317
Empire Co. Ltd., Class A	1,621	57,493
Etablissements Franz Colruyt NV	517	21,447
George Weston Ltd.	554	68,223
J Sainsbury PLC	11,526	38,262
Jeronimo Martins SGPS SA	2,624	63,078
Kerry Group PLC, Class A	527	58,941

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Kesko Oyj, Class B	663	$18,343
Kobe Bussan Co. Ltd.	1,200	37,210
Koninklijke Ahold Delhaize NV	2,736	88,122
Loblaw Cos. Ltd.	901	80,850
Metro, Inc.	1,332	76,671
Mowi ASA	832	22,492
Nestle SA	6,569	854,493
Nisshin Seifun Group, Inc.	2,400	33,632
Orkla ASA	2,829	25,180
Saputo, Inc.	913	21,625
Seven & i Holdings Co. Ltd.	1,700	81,174
Tesco PLC	21,185	76,810
Toyo Suisan Kaisha Ltd.	900	32,307
WH Group Ltd. (b)	34,000	21,485
Wilmar International Ltd.	7,200	25,021
Woolworths Group Ltd.	1,721	47,984
		$2,243,341

Food Service — 0.13%
Compass Group PLC	1,733	37,563
Sodexo SA	218	17,798
		$55,361

Forest Products & Paper — 0.27%
Mondi PLC	1,061	20,788
Oji Holdings Corp.	8,000	39,888
Smurfit Kappa Group PLC	503	22,508
West Fraser Timber Co. Ltd.	397	32,665
		$115,849

Gas — 0.60%
AltaGas Ltd.	1,671	37,426
Enagas SA	1,721	38,363
Hong Kong & China Gas Co. Ltd.	40,250	48,763
Naturgy Energy Group SA	1,953	58,679
Snam SpA	12,692	73,460
		$256,691

Hand/Machine Tools — 0.42%
Disco Corp.	200	56,514
Fuji Electric Co. Ltd.	900	45,540
Schindler Holding AG	110	23,689
Schindler Holding AG	94	20,131
Techtronic Industries Co. Ltd.	2,000	32,400
		$178,274

Healthcare — Products — 1.95%
Alcon, Inc.	1,230	98,102
Carl Zeiss Meditec AG	123	19,995
Cochlear Ltd.	132	22,257
Coloplast A/S, Class B	408	62,164
Demant A/S (a)	415	18,886
DiaSorin SpA	121	18,994
EssilorLuxottica SA	562	103,391
Fisher & Paykel Healthcare Corp. Ltd.	1,096	18,496
Getinge AB	999	40,056
Inmode Ltd. (a)	770	28,421

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Lifco AB	733	$18,780
Olympus Corp.	4,000	76,852
QIAGEN NV (a)	1,011	49,803
Sartorius Stedim Biotech	60	24,725
Siemens Healthineers AG (b)	1,401	87,164
Smith & Nephew PLC	1,958	31,380
Sonova Holding AG	146	61,241
Straumann Holding AG	34	54,695
		$835,402

Healthcare — Services — 0.67%
BioMerieux	153	16,374
Eurofins Scientific SE	238	23,672
Fresenius Medical Care AG & Co. KGaA	485	32,600
Fresenius SE & Co. KGaA	685	25,268
Lonza Group AG	100	72,745
Medibank Pvt Ltd.	10,728	24,725
Orpea SA	359	15,640
Ramsay Health Care Ltd.	560	27,301
Sonic Healthcare Ltd.	1,906	50,604
		$288,929

Holding Companies — Diversified — 0.31%
CK Hutchison Holdings Ltd.	9,000	66,122
Jardine Matheson Holdings Ltd.	494	27,170
Swire Pacific Ltd., Class A	6,500	39,747
		$133,039

Home Builders — 0.56%
Barratt Developments PLC	2,522	17,307
Berkeley Group Holdings PLC	458	22,502
Daiwa House Industry Co. Ltd.	2,300	60,475
Iida Group Holdings Co. Ltd.	1,600	27,797
Open House Group Co. Ltd.	800	35,617
Persimmon PLC	930	26,279
Sekisui House Ltd.	2,600	50,637
		$240,614

Home Furnishings — 0.95%
GN Store Nord AS	367	18,159
Rational AG	23	15,953
SEB SA	272	38,094
Sharp Corp.	3,100	29,258
Sony Group Corp.	2,900	303,245
		$404,709

Household Products — 0.95%
Beiersdorf AG	284	29,909
Essity AB, Class B	1,321	31,218
L'Oreal SA	503	202,462
Unilever PLC	3,147	142,832
		$406,421

Household Products/Wares — 0.34%
Henkel AG & Co. KGaA	360	23,875
Reckitt Benckiser Group PLC	1,567	120,051
		$143,926

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance — 5.74%
Admiral Group PLC	518	$17,440
Aegon NV	4,291	22,795
AIA Group Ltd.	24,200	254,719
Allianz SE	453	108,520
Assicurazioni Generali SpA	3,279	75,341
Aviva PLC	11,329	67,283
AXA SA	4,373	128,512
Baloise Holding AG	241	43,059
CNP Assurances	667	16,086
Fairfax Financial Holdings Ltd.	148	80,743
Gjensidige Forsikring ASA	2,174	54,005
Great-West Lifeco, Inc.	1,475	43,466
Hannover Rueck SE	117	19,978
iA Financial Corp., Inc.	1,017	61,834
Insurance Australia Group Ltd.	12,943	42,421
Intact Financial Corp.	726	107,272
Japan Post Holdings Co. Ltd.	9,000	66,417
M&G PLC	6,390	18,568
Manulife Financial Corp.	4,756	101,424
MS&AD Insurance Group Holdings, Inc.	1,700	55,550
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	149	40,054
NN Group NV	485	24,605
Phoenix Group Holdings PLC	2,853	23,012
Power Corp. of Canada	2,761	85,470
QBE Insurance Group Ltd.	5,150	44,318
Sampo Oyj, Class A	1,483	72,808
Sompo Holdings, Inc.	1,300	57,461
Sun Life Financial, Inc.	2,196	122,610
Suncorp Group Ltd.	5,799	48,254
Swiss Life Holding AG	100	64,304
Swiss Re AG	834	79,533
T&D Holdings, Inc.	3,400	46,668
Tokio Marine Holdings, Inc.	1,900	111,247
Tryg A/S	1,179	28,799
Zurich Insurance Group AG	453	223,939
		$2,458,515

Internet — 1.04%
Auto Trader Group PLC (b)	4,913	40,841
CyberAgent, Inc.	2,900	36,351
MonotaRO Co. Ltd.	1,800	38,945
Prosus NV	839	45,085
Shopify, Inc., Class A (a)	268	181,247
Trend Micro, Inc.	700	41,170
United Internet AG	651	22,455
ZOZO, Inc.	1,400	37,777
		$443,871

Investment Companies — 0.48%
Eurazeo SE	196	16,565
Groupe Bruxelles Lambert SA	271	28,217
Industrivarden AB, Class A	795	22,728
Investor AB, Class A	947	22,198
Investor AB, Class B	1,826	40,036
L E Lundbergforetagen AB, Class B	329	16,817
Sofina SA	104	37,989

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Investment Companies (continued)
Wendel SE	215	$22,024
		$206,574

Iron & Steel — 0.62%
ArcelorMittal SA	1,665	53,968
BlueScope Steel Ltd.	1,267	19,777
Fortescue Metals Group Ltd.	2,143	33,131
JFE Holdings, Inc.	3,200	45,290
Mineral Resources Ltd.	988	38,970
Nippon Steel Corp.	3,400	60,632
voestalpine AG	509	15,214
		$266,982

Leisure Time — 0.27%
Shimano, Inc.	300	69,381
Yamaha Motor Co. Ltd.	2,100	47,541
		$116,922

Lodging — 0.13%
City Developments Ltd.	6,700	38,905
Crown Resorts Ltd. (a)	1,682	16,060
		$54,965

Machinery — Construction & Mining — 0.66%
Epiroc AB, Class A	1,076	23,139
Epiroc AB, Class B	1,006	18,248
Hitachi Construction Machinery Co. Ltd.	1,400	36,742
Hitachi Ltd.	2,300	116,474
Mitsubishi Heavy Industries Ltd.	1,700	56,136
Sandvik AB	1,399	29,907
		$280,646

Machinery — Diversified — 1.06%
CNH Industrial NV	3,005	47,853
FANUC Corp.	100	17,780
GEA Group AG	970	40,036
Husqvarna AB, Class B	1,492	15,656
Keyence Corp.	400	188,106
KION Group AG	215	14,271
Kone Oyj, Class B	1,066	56,121
Kornit Digital Ltd. (a)	205	16,951
Miura Co. Ltd.	1,300	32,409
Spirax-Sarco Engineering PLC	143	23,547
		$452,730

Media — 0.89%
Bollore SE	3,336	17,544
Informa PLC (a)	2,897	22,902
Quebecor, Inc., Class B	1,555	37,067
Shaw Communications, Inc., Class B	2,538	78,770
Thomson Reuters Corp.	834	90,548
Vivendi SE	1,588	20,800
Wolters Kluwer NV	1,074	114,748
		$382,379

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Metal Fabrication & Hardware — 0.19%
SKF AB, Class B	1,035	$16,947
Tenaris SA	1,260	19,173
VAT Group AG (b)	116	44,489
		$80,609

Mining — 3.24%
Agnico Eagle Mines Ltd.	550	33,656
Anglo American PLC	2,299	119,973
Antofagasta PLC	905	19,889
Barrick Gold Corp.	1,801	44,170
BHP Group Ltd.	11,867	459,544
Boliden AB	917	46,628
Cameco Corp.	765	22,280
First Quantum Minerals Ltd.	1,593	55,149
Franco-Nevada Corp.	730	116,167
Glencore PLC	8,415	55,272
Ivanhoe Mines Ltd., Class A (a)	2,016	18,803
Lundin Mining Corp.	1,817	18,415
Norsk Hydro ASA	2,357	23,051
Northern Star Resources Ltd.	2,398	19,272
Rio Tinto Ltd.	425	37,880
Rio Tinto PLC	918	73,333
South32 Ltd.	6,830	25,657
Sumitomo Metal Mining Co. Ltd.	1,100	55,687
Teck Resources Ltd., Class B	1,260	50,878
Wheaton Precious Metals Corp.	1,961	93,254
		$1,388,958

Miscellaneous Manufacture — 0.13%
Orica Ltd.	1,550	18,500
Siemens AG	71	9,870
Smiths Group PLC	1,330	25,377
		$53,747

Office & Business Equipment — 0.47%
Canon, Inc.	3,500	86,048
FUJIFILM Holdings Corp.	1,300	80,110
Seiko Epson Corp.	2,400	36,294
		$202,452

Oil & Gas — 4.18%
Aker BP ASA	953	35,787
Ampol Ltd.	2,532	58,054
BP PLC	16,616	81,930
Canadian Natural Resources Ltd.	2,024	125,327
Cenovus Energy, Inc.	1,765	29,423
DCC PLC	552	42,971
ENEOS Holdings, Inc.	13,300	50,036
Eni SpA	6,303	92,695
Equinor ASA	1,029	38,711
Galp Energia SGPS SA	1,414	18,012
Idemitsu Kosan Co. Ltd.	1,400	38,812
Imperial Oil Ltd.	476	23,036
Inpex Corp.	4,700	55,594
Lundin Energy AB	481	20,427
OMV AG	757	36,336

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Parkland Corp.	838	$24,782
Repsol SA	4,554	60,071
Shell PLC	18,095	501,201
Suncor Energy, Inc.	2,867	93,338
TotalEnergies SE	5,090	259,186
Tourmaline Oil Corp.	1,044	48,102
Woodside Petroleum Ltd.	2,302	55,295
		$1,789,126

Packaging & Containers — 0.10%
CCL Industries, Inc., Class B	970	43,761

Pharmaceuticals — 8.32%
Amplifon SpA	419	18,791
Astellas Pharma, Inc.	400	6,279
AstraZeneca PLC	3,607	480,088
Bayer AG	3,061	210,285
Chugai Pharmaceutical Co. Ltd.	2,300	77,403
Daiichi Sankyo Co. Ltd.	4,100	90,258
GlaxoSmithKline PLC	13,859	299,887
Hikma Pharmaceuticals PLC	630	17,057
Ipsen SA	299	37,476
Medipal Holdings Corp.	1,700	28,138
Merck KGaA	311	65,317
Nippon Shinyaku Co. Ltd.	500	34,212
Novartis AG	4,609	405,261
Novo Nordisk A/S, Class B	3,937	438,485
Orion Oyj, Class B	379	17,253
Otsuka Holdings Co. Ltd.	1,700	59,096
Recordati Industria Chimica e Farmaceutica SpA	773	39,028
Roche Holding AG	1,639	649,977
Roche Holding AG	181	79,330
Sanofi	3,077	314,898
Takeda Pharmaceutical Co. Ltd.	3,800	109,187
UCB SA	704	84,461
		$3,562,167

Pipelines — 1.25%
APA Group	5,792	46,245
Enbridge, Inc.	5,757	265,021
Keyera Corp.	1,556	39,443
Pembina Pipeline Corp.	1,719	64,585
TC Energy Corp.	2,160	121,827
		$537,121

Private Equity — 0.23%
3i Group PLC	2,797	51,018
Capitaland Investment Ltd. (a)	15,500	45,630
		$96,648

Real Estate — 1.81%
Azrieli Group Ltd.	453	40,004
CK Asset Holdings Ltd.	8,500	58,270
Daito Trust Construction Co. Ltd.	400	42,681
ESR Cayman Ltd. (a),(b)	19,600	60,927
Fastighets AB Balder, Class B (a)	574	37,935
FirstService Corp.	297	42,960
Hang Lung Properties Ltd.	11,000	22,187

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
Henderson Land Development Co. Ltd.	10,000	$41,617
Hongkong Land Holdings Ltd.	7,310	35,819
Hulic Co. Ltd.	4,200	37,984
LEG Immobilien SE	343	39,178
New World Development Co. Ltd.	6,000	24,396
REA Group Ltd.	169	17,132
Sagax AB, Class B	594	18,131
Sino Land Co. Ltd.	18,000	23,347
Sun Hung Kai Properties Ltd.	3,000	35,847
Swire Properties Ltd.	8,400	20,868
Swiss Prime Site AG	403	39,796
UOL Group Ltd.	4,600	23,893
Vonovia SE	1,806	84,531
Wharf Real Estate Investment Co. Ltd.	6,000	29,758
		$777,261

REITs — 2.10%
Ascendas Real Estate Investment Trust	12,500	27,023
British Land Co. PLC	5,830	40,621
Canadian Apartment Properties REIT	869	37,293
CapitaLand Integrated Commercial Trust	26,017	43,190
Dexus	7,767	63,642
Gecina SA	183	23,139
Goodman Group	6,675	114,333
GPT Group	15,832	61,368
Klepierre SA	675	18,056
Land Securities Group PLC	5,762	59,464
Link REIT	6,900	59,017
Mapletree Commercial Trust	25,400	35,420
Mapletree Logistics Trust	27,100	36,990
Mirvac Group	13,893	25,886
RioCan Real Estate Investment Trust	2,493	50,313
Scentre Group	21,072	48,093
Segro PLC	5,385	95,181
Stockland	13,481	43,075
Vicinity Centres	12,839	17,918
		$900,022

Retail — 2.18%
Alimentation Couche-Tard, Inc.	2,120	95,507
Canadian Tire Corp. Ltd., Class A	342	51,639
Chow Tai Fook Jewellery Group Ltd.	14,600	26,578
Cie Financiere Richemont SA	953	121,697
Cosmos Pharmaceutical Corp.	200	24,363
Dollarama, Inc.	1,457	82,631
Domino's Pizza Enterprises Ltd.	253	16,632
JD Sports Fashion PLC	8,823	17,183
Kingfisher PLC	10,194	34,201
Lawson, Inc.	700	26,881
McDonald's Holdings Co. Japan Ltd.	800	33,317
Moncler SpA	395	22,172
Next PLC	255	20,206
Nitori Holdings Co. Ltd.	400	50,468
Pan Pacific International Holdings Corp.	2,500	40,332
Pandora A/S	234	22,537
Reece Ltd.	1,162	16,573
Restaurant Brands International, Inc.	991	57,899
Ryohin Keikaku Co. Ltd.	2,212	26,001

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Swatch Group AG	306	$16,690
Tsuruha Holdings, Inc.	400	25,497
Welcia Holdings Co. Ltd.	1,200	29,620
Wesfarmers Ltd.	1,464	55,225
Zalando SE (a),(b)	413	21,017
		$934,866

Semiconductors — 2.70%
Advantest Corp.	800	63,545
ASM International NV	153	56,210
ASML Holding NV	969	653,893
Hamamatsu Photonics KK	900	48,423
Infineon Technologies AG	1,273	43,635
Lasertec Corp.	400	68,293
STMicroelectronics NV	1,537	67,315
Tokyo Electron Ltd.	300	155,865
		$1,157,179

Shipbuilding — 0.03%
Wartsila Oyj Abp	1,548	14,224

Software — 1.93%
Capcom Co. Ltd.	1,400	34,132
Constellation Software, Inc.	74	126,495
Dassault Systemes SE	739	36,555
Koei Tecmo Holdings Co. Ltd.	1,000	32,980
Konami Holdings Corp.	700	44,562
Nemetschek SE	386	37,492
Open Text Corp.	1,151	48,806
Oracle Corp.	500	34,910
Sage Group PLC	4,908	45,209
SAP SE	2,037	227,867
Sinch AB (a),(b)	2,052	14,068
Square Enix Holdings Co. Ltd.	700	31,222
Temenos AG	193	18,589
TIS, Inc.	1,700	40,175
Ubisoft Entertainment SA (a)	343	15,159
WiseTech Global Ltd.	961	36,733
		$824,954

Telecommunications — 4.13%
BCE, Inc.	971	53,826
BT Group PLC	12,115	28,997
Deutsche Telekom AG	7,046	131,979
Elisa Oyj	738	44,592
Hikari Tsushin, Inc.	300	34,426
HKT Trust & HKT Ltd.	30,000	41,209
KDDI Corp.	3,700	121,723
Koninklijke KPN NV	20,059	69,744
Nice Ltd. (a)	102	22,403
Nippon Telegraph & Telephone Corp.	3,700	107,742
Nokia Oyj (a)	15,008	82,772
Orange SA	5,604	66,359
Proximus SADP	1,927	35,920
Rogers Communications, Inc., Class B	1,151	65,148
Singapore Telecommunications Ltd.	28,800	56,098
SoftBank Corp.	9,000	105,569

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
SoftBank Group Corp.	2,800	$127,856
Spark New Zealand Ltd.	7,488	23,768
Swisscom AG	98	58,860
Tele2 AB, Class B	4,313	65,275
Telefonica Deutschland Holding AG	13,378	36,540
Telefonica SA	22,248	108,009
Telenor ASA	1,891	27,225
Telia Co. AB	7,358	29,534
Telstra Corp. Ltd.	16,896	50,067
TELUS Corp.	2,683	70,093
Vodafone Group PLC	64,007	104,969
		$1,770,703

Toys, Games & Hobbies — 0.35%
Nintendo Co. Ltd.	300	151,971

Transportation — 2.45%
AP Moller - Maersk A/S, Class A	14	41,537
AP Moller - Maersk A/S, Class B	17	51,500
Aurizon Holdings Ltd.	8,665	23,926
Canadian National Railway Co.	1,998	268,019
Canadian Pacific Railway Ltd.	1,923	158,713
Deutsche Post AG	909	43,793
DSV AS	206	39,842
Getlink SE	2,461	44,499
InPost SA (a)	2,612	16,644
Kuehne + Nagel International AG	76	21,639
Mitsui OSK Lines Ltd.	3,600	101,134
MTR Corp. Ltd.	4,500	24,329
Nippon Yusen KK	600	53,031
SG Holdings Co. Ltd.	2,200	41,781
SITC International Holdings Co. Ltd.	9,000	31,883
TFI International, Inc.	420	44,733
Yamato Holdings Co. Ltd.	2,300	43,321
		$1,050,324

Water — 0.35%
Severn Trent PLC	1,159	46,863
United Utilities Group PLC	3,191	47,138
Veolia Environnement SA	1,699	54,675
		$148,676
TOTAL COMMON STOCKS		$42,004,585
PREFERRED STOCKS — 0.08%	Shares Held	Value

Auto Manufacturers — 0.08%
Volkswagen AG
2.84%, 09/09/2023	206	$35,778
TOTAL PREFERRED STOCKS		$35,778
INVESTMENT COMPANIES — 0.63%	Shares Held	Value

Money Market Fund — 0.63%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (c)	268,501	$268,501
TOTAL INVESTMENT COMPANIES		$268,501
Total Investments		$42,308,864
Other Assets and Liabilities — 1.21%		518,863

Total Net Assets — 100.00%		$42,827,727

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $637,310 or 1.49% of net assets.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Location	Percent
Japan	19.60%
Canada	15.29%
United Kingdom	11.87%
Switzerland	9.61%
France	7.69%
Australia	6.98%
Germany	5.40%
Netherlands	3.68%
Hong Kong	3.44%
Denmark	2.05%
Sweden	2.00%
Singapore	1.90%
Italy	1.81%
Spain	1.54%
Israel	1.11%
Belgium	0.92%
Finland	0.80%
Ireland	0.75%
United States	0.68%
Norway	0.60%
Austria	0.29%
Portugal	0.26%
Luxembourg	0.23%
New Zealand	0.16%
Chile	0.05%
Jordan	0.04%
Poland	0.04%
Other Assets and Liabilities	1.21%
TOTAL NET ASSETS	100.00%

See accompanying notes.

				Schedule of Investments
				Principal Investment Grade Corporate Active ETF
				March 31, 2022 (unaudited)

				Principal
BONDS — 98.76%				Amount	Value

Advertising — 0.18%
Omnicom Group, Inc.
2.60	%,	08/01/2031		$816,000	$754,328

Aerospace & Defense — 3.20%
Boeing Co.
2.20	%,	02/04/2026		5,005,000	4,731,809
2.70	%,	02/01/2027		2,818,000	2,702,870
2.80	%,	03/01/2024		336,000	335,587
3.25	%,	02/01/2028		1,296,000	1,248,428
3.50	%,	03/01/2039		386,000	332,223
4.88	%,	05/01/2025		371,000	382,750
5.71	%,	05/01/2040		2,502,000	2,795,861
5.81	%,	05/01/2050		596,000	688,223
					$13,217,751

Agriculture — 1.97%
Altria Group, Inc.
2.35	%,	05/06/2025		18,000	17,483
3.40	%,	02/04/2041		938,000	769,766
5.80	%,	02/14/2039		381,000	410,642
5.95	%,	02/14/2049		120,000	129,906
BAT Capital Corp.
2.26	%,	03/25/2028		2,782,000	2,496,210
3.22	%,	08/15/2024		1,737,000	1,736,364
3.56	%,	08/15/2027		2,645,000	2,574,246
					$8,134,617

Airlines — 3.78%
Continental Airlines 2012-1 Class A Pass Through Trust
4.15	%,	10/11/2025		735,194	737,485
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50	%,	10/20/2025	(a)	3,441,583	3,461,577
4.75	%,	10/20/2028	(a)	2,307,359	2,325,026
JetBlue 2019-1 Class AA Pass Through Trust
2.75	%,	11/15/2033		243,297	227,749
Southwest Airlines Co.
5.13	%,	06/15/2027		1,271,000	1,358,744
5.25	%,	05/04/2025		5,652,000	5,935,396
United Airlines 2014-2 Class A Pass Through Trust
3.75	%,	03/03/2028		520,362	507,768
United Airlines 2016-2 Class A Pass Through Trust
3.10	%,	04/07/2030		927,337	849,303
United Airlines 2019-2 Class AA Pass Through Trust
2.70	%,	11/01/2033		225,474	206,405
					$15,609,453

Auto Manufacturers — 1.84%
Ford Motor Credit Co. LLC
2.90	%,	02/10/2029		2,184,000	1,945,332
General Motors Co.
5.00	%,	10/01/2028		2,865,000	2,987,526
6.25	%,	10/02/2043		1,099,000	1,246,049
General Motors Financial Co., Inc.
2.70	%,	06/10/2031		1,605,000	1,413,236
					$7,592,143

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks — 18.64%
Banco Santander SA
2.75%,	12/03/2030	$1,800,000	$1,584,171
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%,	06/14/2029 (b)	2,413,000	2,204,139
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%,	09/21/2036 (b)	2,302,000	1,979,195
(6-month Secured Overnight Financing Rate + 1.21%),
2.57%,	10/20/2032 (b)	1,374,000	1,248,504
(6-month Secured Overnight Financing Rate + 1.93%),
2.68%,	06/19/2041 (b)	817,000	689,841
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%,	10/24/2051 (b)	3,210,000	2,729,819
(3-month USD LIBOR + 1.19%),
2.88%,	10/22/2030 (b)	607,000	575,607
(6-month Secured Overnight Financing Rate + 1.56%),
2.97%,	07/21/2052 (b)	223,000	190,821
(5-year Treasury Constant Maturity Rate + 2.00%),
3.85%,	03/08/2037 (b)	1,570,000	1,503,466
4.25%,	10/22/2026	4,552,000	4,685,248
Barclays PLC
(1-year Treasury Constant Maturity Rate + 1.30%),
3.33%,	11/24/2042 (b)	640,712	557,277
4.84%,	05/09/2028	5,181,000	5,290,192
BPCE SA
(6-month Secured Overnight Financing Rate + 1.95%),
3.58%,	10/19/2042 (a) ,(b)	1,724,000	1,492,917
Citigroup, Inc.
(3-month USD LIBOR + 1.15%),
3.52%,	10/27/2028 (b)	385,000	381,380
Credit Suisse Group AG
(6-month Secured Overnight Financing Rate + 0.98%),
1.31%,	02/02/2027 (a) ,(b)	2,983,000	2,667,983
(6-month Secured Overnight Financing Rate + 1.73%),
3.09%,	05/14/2032 (a) ,(b)	1,918,000	1,729,839
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%,	02/11/2027 (a) ,(b),(c),(d)	3,777,000	3,493,725
Deutsche Bank AG
(6-month US International Swaps and Derivative Association + 2.55%),
4.88%,	12/01/2032 (b)	1,605,000	1,540,703
First Republic Bank
4.63%,	02/13/2047	3,086,000	3,303,611
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate + 1.29%),
1.59%,	05/24/2027 (b)	5,769,000	5,265,483
(6-month Secured Overnight Financing Rate + 1.73%),
2.01%,	09/22/2028 (b)	508,000	460,624
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%,	02/04/2027 (b)	6,444,000	5,904,750
(6-month Secured Overnight Financing Rate + 2.46%),
3.11%,	04/22/2041 (b)	112,000	101,219
(3-month USD LIBOR + 1.38%),
3.96%,	11/15/2048 (b)	528,000	539,342
5.50%,	10/15/2040	723,000	867,708

See accompanying notes.

		Schedule of Investments
		Principal Investment Grade Corporate Active ETF
		March 31, 2022 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Banks (continued)
Morgan Stanley
(6-month Secured Overnight Financing Rate + 0.88%),
1.59	%,	05/04/2027 (b)	$1,436,000	$1,334,161
(6-month Secured Overnight Financing Rate + 1.36%),
2.48	%,	09/16/2036 (b)	2,337,000	2,003,613
(6-month Secured Overnight Financing Rate + 1.43%),
2.80	%,	01/25/2052 (b)	2,055,000	1,709,694
(3-month USD LIBOR + 1.34%),
3.59	%,	07/22/2028 (b)	3,390,000	3,399,428
5.00	%,	11/24/2025	1,692,000	1,783,571
National Australia Bank Ltd.
2.33	%,	08/21/2030 (a)	2,205,000	1,918,101
Natwest Group PLC
(3-month USD LIBOR + 1.91%),
5.08	%,	01/27/2030 (b)	1,805,000	1,921,906
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82	%,	01/30/2026 (a) ,(b)	2,110,000	2,051,996
(5-year Treasury Constant Maturity Rate + 2.30%),
3.27	%,	02/18/2036 (a) ,(b)	1,717,000	1,539,256
(5-year Treasury Constant Maturity Rate + 5.66%),
6.00	%,	07/26/2025 (a) ,(b),(c),(d)	1,476,000	1,522,125
Sumitomo Mitsui Financial Group, Inc.
1.90	%,	09/17/2028	1,173,000	1,049,731
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39	%,	06/02/2028 (b)	4,423,000	4,182,389
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate + 1.53%),
3.02	%,	11/18/2036 (b)	796,000	707,284
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11	%,	07/24/2034 (b)	795,000	783,608
				$76,894,427

Beverages — 2.12%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65	%,	02/01/2026	1,180,000	1,205,975
4.90	%,	02/01/2046	1,510,000	1,679,339
Anheuser-Busch InBev Worldwide, Inc.
4.38	%,	04/15/2038	4,034,000	4,238,815
4.60	%,	04/15/2048	396,000	427,392
5.45	%,	01/23/2039	912,000	1,065,010
Constellation Brands, Inc.
2.88	%,	05/01/2030	147,000	137,885
				$8,754,416

Biotechnology — 0.16%
Gilead Sciences, Inc.
4.50	%,	02/01/2045	627,000	668,070

Building Materials — 0.47%
Masco Corp.
1.50	%,	02/15/2028	2,179,000	1,917,713

Chemicals — 0.29%
International Flavors & Fragrances, Inc.
1.23	%,	10/01/2025 (a)	567,000	524,884

See accompanying notes.

		Schedule of Investments
			Principal Investment Grade Corporate Active ETF
			March 31, 2022 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Chemicals (continued)
International Flavors & Fragrances, Inc. (continued)
1.83	%,	10/15/2027 (a)		$739,000	$671,734
					$1,196,618

Commercial Services — 1.49%
CoStar Group, Inc.
2.80	%,	07/15/2030 (a)		4,781,000	4,369,692
PayPal Holdings, Inc.
3.25	%,	06/01/2050		1,945,000	1,773,031
					$6,142,723

Computers — 0.48%
Dell International LLC/EMC Corp.
3.38	%,	12/15/2041 (a)		662,000	556,407
4.90	%,	10/01/2026		1,107,000	1,161,127
8.35	%,	07/15/2046		192,000	280,587
					$1,998,121

Diversified Financial Services — 7.49%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45	%,	10/29/2026		1,079,000	998,024
3.00	%,	10/29/2028		3,027,000	2,791,461
3.15	%,	02/15/2024		4,703,000	4,627,178
3.40	%,	10/29/2033		1,898,000	1,701,163
3.85	%,	10/29/2041		1,043,790	915,343
Air Lease Corp.
2.88	%,	01/15/2026		1,119,000	1,080,029
Ally Financial, Inc.
5.75	%,	11/20/2025		1,288,000	1,354,465
8.00	%,	11/01/2031		3,331,000	4,178,168
Aviation Capital Group LLC
1.95	%,	01/30/2026 (a)		3,293,000	3,024,251
Avolon Holdings Funding Ltd.
2.75	%,	02/21/2028 (a)		926,000	823,475
4.25	%,	04/15/2026 (a)		2,877,000	2,837,167
4.38	%,	05/01/2026 (a)		1,194,000	1,177,887
5.50	%,	01/15/2026 (a)		901,000	929,883
Blackstone Holdings Finance Co. LLC
2.85	%,	08/05/2051 (a)		1,156,342	929,368
3.20	%,	01/30/2052 (a)		680,000	588,520
Brookfield Finance LLC
3.45	%,	04/15/2050		888,000	779,743
Brookfield Finance, Inc.
2.72	%,	04/15/2031		883,000	814,853
4.85	%,	03/29/2029		1,271,000	1,354,746
					$30,905,724

Electric — 7.95%
American Electric Power Co., Inc.
1.00	%,	11/01/2025		1,689,000	1,563,081
2.03	%,	03/15/2024		389,000	382,263
Commonwealth Edison Co.
4.00	%,	03/01/2049		1,667,000	1,729,089
Dominion Energy, Inc.
4.25	%,	06/01/2028		488,000	504,013

See accompanying notes.

		Schedule of Investments
		Principal Investment Grade Corporate Active ETF
		March 31, 2022 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Electric (continued)
DTE Energy Co.
3.40	%,	06/15/2029	$1,332,000	$1,303,187
Duke Energy Carolinas LLC
3.55	%,	03/15/2052	500,000	493,928
Duke Energy Florida LLC
3.80	%,	07/15/2028	236,000	240,979
Duke Energy Ohio, Inc.
4.30	%,	02/01/2049	777,000	819,677
Entergy Corp.
1.90	%,	06/15/2028	882,000	797,525
Evergy, Inc.
2.90	%,	09/15/2029	888,000	848,732
Georgia Power Co.
3.25	%,	03/15/2051	474,000	410,960
3.70	%,	01/30/2050	120,000	111,491
NextEra Energy Capital Holdings, Inc.
1.88	%,	01/15/2027	762,000	714,630
2.44	%,	01/15/2032	381,000	348,397
3.50	%,	04/01/2029	632,000	636,894
NRG Energy, Inc.
2.00	%,	12/02/2025 (a)	1,761,000	1,655,834
2.45	%,	12/02/2027 (a)	662,000	610,565
4.45	%,	06/15/2029 (a)	875,588	875,946
Pacific Gas & Electric Co.
1.70	%,	11/15/2023	2,058,000	2,006,021
1.75	%,	06/16/2022	1,010,000	1,008,853
2.95	%,	03/01/2026	2,275,000	2,161,779
3.50	%,	06/15/2025	1,215,000	1,185,519
4.50	%,	07/01/2040	2,005,391	1,825,778
Public Service Co. of Colorado
4.05	%,	09/15/2049	635,000	667,981
Southern California Edison Co.
3.45	%,	02/01/2052	387,000	347,698
4.88	%,	03/01/2049	1,063,000	1,129,410
Southern Co.
1.75	%,	03/15/2028	952,000	856,161
(3-month USD LIBOR + 3.63%),
4.46	%,	03/15/2057	2,294,000	2,283,475
Southern Power Co.
0.90	%,	01/15/2026	1,395,000	1,277,935
4.95	%,	12/15/2046	309,000	326,468
Tampa Electric Co.
3.63	%,	06/15/2050	401,000	386,683
Tri-State Generation and Transmission Association, Inc.
6.00	%,	06/15/2040 (a)	435,000	511,685
Tucson Electric Power Co.
4.85	%,	12/01/2048	443,000	497,925
Virginia Electric & Power Co.
3.80	%,	04/01/2028 (e)	1,239,000	1,268,236
WEC Energy Group, Inc.
1.38	%,	10/15/2027	1,135,000	1,020,935
				$32,809,733

Entertainment — 2.42%
Magallanes, Inc.
3.76	%,	03/15/2027 (a)	2,250,000	2,245,904
5.05	%,	03/15/2042 (a)	2,850,000	2,907,086

See accompanying notes.

			Schedule of Investments
			Principal Investment Grade Corporate Active ETF
			March 31, 2022 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Entertainment (continued)
Magallanes, Inc. (continued)
5.14	%,	03/15/2052	$2,500,000	$2,557,737
5.39	%,	03/15/2062	2,200,000	2,272,772
				$9,983,499

Food — 2.61%
JBS Finance Luxembourg SARL
3.63	%,	01/15/2032 (a)	840,000	768,608
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00	%,	05/15/2032 (a)	6,000	5,400
3.75	%,	12/01/2031 (a)	1,094,000	1,015,489
4.38	%,	02/02/2052 (a)	2,746,000	2,388,700
Kraft Heinz Foods Co.
4.38	%,	06/01/2046	2,000,000	1,975,280
Mars, Inc.
2.38	%,	07/16/2040 (a)	609,000	509,221
Pilgrim's Pride Corp.
3.50	%,	03/01/2032 (a)	1,464,000	1,278,050
Sysco Corp.
3.15	%,	12/14/2051	930,736	793,767
6.60	%,	04/01/2050	1,524,000	2,048,271
				$10,782,786

Gas — 1.31%
CenterPoint Energy Resources Corp.
1.75	%,	10/01/2030	2,038,000	1,786,624
NiSource, Inc.
0.95	%,	08/15/2025 (e)	1,687,000	1,550,319
Piedmont Natural Gas Co., Inc.
3.50	%,	06/01/2029	1,381,000	1,370,371
Southern California Gas Co.
2.55	%,	02/01/2030	759,000	716,577
				$5,423,891

Healthcare — Products — 1.30%
Boston Scientific Corp.
2.65	%,	06/01/2030	4,002,000	3,755,140
Medtronic, Inc.
4.63	%,	03/15/2045	39,000	44,958
PerkinElmer, Inc.
1.90	%,	09/15/2028	918,000	829,495
2.25	%,	09/15/2031	847,000	748,630
				$5,378,223

Healthcare — Services — 1.23%
Centene Corp.
2.45	%,	07/15/2028	1,635,000	1,493,900
3.38	%,	02/15/2030	326,000	306,745
HCA, Inc.
5.63	%,	09/01/2028	1,144,000	1,236,950
Roche Holdings, Inc.
1.93	%,	12/13/2028 (a)	1,209,000	1,124,047
UnitedHealth Group, Inc.
2.75	%,	05/15/2040	1,000,000	898,133
				$5,059,775

See accompanying notes.

				Schedule of Investments
				Principal Investment Grade Corporate Active ETF
				March 31, 2022 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Home Builders — 1.02%
Lennar Corp.
4.75	%,	05/30/2025	(e)	$3,217,000	$3,331,564
Toll Brothers Finance Corp.
4.35	%,	02/15/2028		874,000	878,095
					$4,209,659

Insurance — 5.67%
AIA Group Ltd.
3.20	%,	09/16/2040 (a)	,(e)	1,310,000	1,163,026
American International Group, Inc.
4.50	%,	07/16/2044		785,000	847,082
Athene Global Funding
1.45	%,	01/08/2026	(a)	1,436,000	1,328,671
2.50	%,	03/24/2028	(a)	2,468,000	2,272,922
2.55	%,	11/19/2030	(a)	1,351,000	1,198,719
Athene Holding Ltd.
3.45	%,	05/15/2052		782,000	660,295
4.13	%,	01/12/2028		573,000	577,452
Corebridge Financial, Inc.
4.40	%,	04/05/2052		1,255,000	1,254,787
Enstar Group Ltd.
3.10	%,	09/01/2031		3,021,000	2,701,956
Equitable Financial Life Global Funding
1.80	%,	03/08/2028	(a)	963,000	866,141
Everest Reinsurance Holdings, Inc.
3.13	%,	10/15/2052		1,033,000	854,028
Markel Corp.
4.30	%,	11/01/2047		1,523,000	1,550,865
Marsh & McLennan Cos., Inc.
2.90	%,	12/15/2051		739,000	614,109
New York Life Insurance Co.
3.75	%,	05/15/2050	(a)	1,352,000	1,310,570
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00	%,	04/02/2049 (a)	,(b)	1,000,000	1,035,000
XLIT Ltd.
4.45	%,	03/31/2025		3,235,000	3,324,770
5.50	%,	03/31/2045		1,547,000	1,827,515
					$23,387,908

Internet — 1.59%
Amazon.com, Inc.
2.70	%,	06/03/2060	(e)	12,000	9,910
3.10	%,	05/12/2051		698,000	655,067
eBay, Inc.
3.65	%,	05/10/2051		1,923,000	1,774,430
Expedia Group, Inc.
3.80	%,	02/15/2028		2,097,000	2,085,878
4.63	%,	08/01/2027		1,120,000	1,163,397
Netflix, Inc.
4.88	%,	04/15/2028		822,000	862,077
					$6,550,759

Investment Companies — 0.89%
Blackstone Private Credit Fund
4.70	%,	03/24/2025		3,630,000	3,682,984

See accompanying notes.

				Schedule of Investments
				Principal Investment Grade Corporate Active ETF
				March 31, 2022 (unaudited)

					Principal
BONDS (continued)					Amount	Value

Iron & Steel — 0.16%
Nucor Corp.
2.70	%,	06/01/2030			$201,000	$191,158
3.85	%,	04/01/2052			460,000	459,215
						$650,373

Lodging — 0.21%
Hyatt Hotels Corp.
1.80	%,	10/01/2024			888,000	854,381

Media — 3.61%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30	%,	02/01/2032			1,615,000	1,380,447
Comcast Corp.
2.89	%,	11/01/2051	(a)		468,000	394,541
3.75	%,	04/01/2040			557,000	560,683
3.97	%,	11/01/2047			2,504,000	2,543,840
Fox Corp.
4.71	%,	01/25/2029			1,685,000	1,798,889
Paramount Global
2.90	%,	01/15/2027			4,187,000	4,083,467
5.25	%,	04/01/2044			728,000	763,901
Time Warner Cable LLC
5.50	%,	09/01/2041			1,688,000	1,752,283
5.88	%,	11/15/2040			1,491,000	1,602,392
						$14,880,443

Mining — 0.85%
Newmont Corp.
2.25	%,	10/01/2030			2,051,000	1,874,471
Yamana Gold, Inc.
2.63	%,	08/15/2031			1,825,000	1,634,723
						$3,509,194

Miscellaneous Manufacture — 0.72%
GE Capital International Funding Unlimited Co.
4.42	%,	11/15/2035			2,781,000	2,986,206

Oil & Gas — 1.95%
BP Capital Markets America, Inc.
3.00	%,	02/24/2050			653,000	564,023
3.59	%,	04/14/2027	(e)		1,506,000	1,528,292
4.23	%,	11/06/2028			25,000	26,253
Canadian Natural Resources Ltd.
4.95	%,	06/01/2047			366,000	404,946
Devon Energy Corp.
4.50	%,	01/15/2030			1,452,000	1,498,369
Exxon Mobil Corp.
3.00	%,	08/16/2039			1,044,000	967,886
Marathon Oil Corp.
4.40	%,	07/15/2027			1,567,000	1,615,409
Shell International Finance BV
3.13	%,	11/07/2049			1,572,000	1,429,582
						$8,034,760

See accompanying notes.

				Schedule of Investments
				Principal Investment Grade Corporate Active ETF
				March 31, 2022 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Packaging & Containers — 0.20%
WRKCo, Inc.
3.00	%,	06/15/2033		$889,000	$830,279

Pharmaceuticals — 5.59%
AbbVie, Inc.
4.05	%,	11/21/2039		1,260,000	1,294,533
4.25	%,	11/21/2049		2,030,000	2,106,565
Bayer US Finance II LLC
4.38	%,	12/15/2028	(a)	1,393,000	1,424,209
4.63	%,	06/25/2038	(a)	1,292,000	1,340,356
Becton Dickinson and Co.
3.70	%,	06/06/2027		1,376,000	1,395,978
4.67	%,	06/06/2047		944,000	1,028,228
4.69	%,	12/15/2044		1,495,000	1,605,358
Bristol-Myers Squibb Co.
4.13	%,	06/15/2039		1,436,000	1,541,996
4.25	%,	10/26/2049		411,000	448,191
Cigna Corp.
4.38	%,	10/15/2028		2,668,000	2,806,525
CVS Health Corp.
4.78	%,	03/25/2038		1,173,000	1,281,899
5.05	%,	03/25/2048		4,337,000	4,911,613
Merck & Co., Inc.
2.75	%,	12/10/2051		528,000	459,909
Zoetis, Inc.
3.90	%,	08/20/2028	(e)	1,400,000	1,437,028
					$23,082,388

Pipelines — 2.83%
Eastern Gas Transmission & Storage, Inc.
3.00	%,	11/15/2029	(a)	205,000	197,393
Enbridge, Inc.
2.50	%,	08/01/2033		1,496,000	1,328,261
Energy Transfer LP
3.75	%,	05/15/2030		2,861,000	2,814,533
5.15	%,	03/15/2045		1,480,000	1,493,584
6.25	%,	04/15/2049		356,000	408,502
Enterprise Products Operating LLC
4.20	%,	01/31/2050		1,735,000	1,721,594
Kinder Morgan, Inc.
3.60	%,	02/15/2051		943,000	837,268
MPLX LP
4.00	%,	03/15/2028		905,000	920,596
ONEOK, Inc.
4.45	%,	09/01/2049		543,000	521,087
Sabine Pass Liquefaction LLC
5.00	%,	03/15/2027		1,360,000	1,438,287
5.75	%,	05/15/2024		9,000	9,420
					$11,690,525

Private Equity — 0.40%
KKR Group Finance Co. VIII LLC
3.50	%,	08/25/2050	(a)	1,301,000	1,134,847
KKR Group Finance Co. X LLC
3.25	%,	12/15/2051	(a)	624,000	520,060
					$1,654,907

See accompanying notes.

				Schedule of Investments
				Principal Investment Grade Corporate Active ETF
				March 31, 2022 (unaudited)

				Principal
BONDS (continued)				Amount	Value

REITs — 2.78%
American Campus Communities Operating Partnership LP
2.25	%,	01/15/2029		$1,556,000	$1,421,976
Invitation Homes Operating Partnership LP
2.00	%,	08/15/2031		2,286,000	1,952,173
Kimco Realty Corp.
3.20	%,	04/01/2032		1,390,000	1,351,391
Realty Income Corp.
3.10	%,	12/15/2029		70	69
Simon Property Group LP
1.75	%,	02/01/2028		1,165,000	1,061,294
Spirit Realty LP
3.20	%,	01/15/2027		4,010,000	3,922,408
3.20	%,	02/15/2031		724,000	690,981
VICI Properties LP/VICI Note Co., Inc.
4.13	%,	08/15/2030	(a)	1,088,000	1,050,312
					$11,450,604

Retail — 0.14%
Home Depot, Inc.
3.30	%,	04/15/2040		582,000	560,546

Semiconductors — 2.06%
Broadcom, Inc.
4.11	%,	09/15/2028		507,000	513,022
Lam Research Corp.
4.88	%,	03/15/2049		299,000	356,164
Micron Technology, Inc.
3.37	%,	11/01/2041		2,046,000	1,827,774
4.19	%,	02/15/2027		2,043,000	2,096,476
NlVIDIA Corp.
3.50	%,	04/01/2040		1,982,000	1,996,446
3.50	%,	04/01/2050		932,000	941,889
QUALCOMM, Inc.
4.30	%,	05/20/2047		673,000	757,316
					$8,489,087

Software — 2.97%
Fiserv, Inc.
4.40	%,	07/01/2049		1,606,000	1,658,271
Oracle Corp.
2.80	%,	04/01/2027		1,692,000	1,619,435
4.00	%,	07/15/2046		2,216,000	1,966,351
VMware, Inc.
1.80	%,	08/15/2028	(e)	1,039,000	921,496
4.65	%,	05/15/2027		5,817,000	6,095,091
					$12,260,644

Telecommunications — 4.60%
AT&T, Inc.
3.50	%,	06/01/2041		2,973,000	2,737,300
3.50	%,	09/15/2053		3,612,000	3,169,328
3.55	%,	09/15/2055		1,730,000	1,525,802
4.50	%,	03/09/2048		922,000	968,358
6.38	%,	03/01/2041		735,000	951,426

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$1,642,000	$1,499,661
Verizon Communications, Inc.
2.36%, 03/15/2032 (a)	2,698,000	2,436,874
2.65%, 11/20/2040	4,429,000	3,767,566
3.88%, 03/01/2052	1,600,000	1,607,663
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.45%),
3.25%, 06/04/2081 (b)	324,000	298,874
		$18,962,852

Transportation — 1.18%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042	391,000	421,677
FedEx Corp.
4.10%, 02/01/2045	1,721,000	1,676,860
Union Pacific Corp.
2.95%, 03/10/2052	1,103,000	976,254
3.50%, 02/14/2053	1,840,000	1,800,371
		$4,875,162

Trucking & Leasing — 0.20%
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (a)	903,000	806,854

Water — 0.21%
Essential Utilities, Inc.
2.40%, 05/01/2031	958,000	870,989
TOTAL BONDS		$407,505,515
INVESTMENT COMPANIES — 0.46%	Shares Held	Value

Money Market Funds — 0.46%
Principal Government Money Market Fund — Institutional Class 0.00% (f),(g),(h),(i)	266,735	$266,735
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (i)	1,650,531	1,650,531
TOTAL INVESTMENT COMPANIES		$1,917,266
Total Investments		$409,422,781
Other Assets and Liabilities — 0.78%		3,204,862
Total Net Assets — 100.00%		$412,627,643

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,012,843 or 17.69% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,015,850 or 1.22% of net assets.
(e)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $262,118 or
0.06% of net assets.
(f) Non-income producing security.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $266,735 or 0.06% of net assets.

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	March 31, 2022 (unaudited)

(h)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(i)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.86%
Consumer, Non-cyclical		16.48%
Communications		9.97%
Utilities		9.48%
Consumer, Cyclical		9.41%
Industrial		5.97%
Technology		5.51%
Energy		4.78%
Basic Materials		1.30%
Money Market Funds		0.46%
Other Assets and Liabilities		0.78%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	March 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,138,163	$32,814,010	$34,685,438	$266,735
	$2,138,163	$32,814,010	$34,685,438	$266,735

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

Futures Contracts

				Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. 5 Year Notes; June 2022	Short	141	$16,170,938	$381,089
U.S. 10 Year Notes; June 2022	Short	41	5,037,875	125,478
U.S. Treasury Ultra Bond; June 2022	Long	16	2,834,000	3,119
U.S. Long Bond CBT; June 2022	Long	22	3,301,375	(137,978)
Total				$371,708

See accompanying notes.

	Schedule of Investments
	Principal Millennials ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.57%		Shares Held	Value

Apparel — 2.85%
Carter's, Inc.		688	$63,289
Columbia Sportswear Co.		559	50,606
Deckers Outdoor Corp. (a)		178	48,731
Fila Holdings Corp.		2,396	62,171
Hanesbrands, Inc.		3,109	46,293
SMCP SA (a),(b)		12,650	96,629
Urban Outfitters, Inc. (a)		13,318	334,415
Yue Yuen Industrial Holdings Ltd. (a)		37,500	60,511
			$762,645

Beverages — 1.69%
Brown-Forman Corp., Class B		1,798	120,502
Constellation Brands, Inc., Class A		536	123,452
Monster Beverage Corp. (a)		1,343	107,306
Treasury Wine Estates Ltd.		11,589	100,422
			$451,682

Building Materials — 0.86%
Fortune Brands Home & Security, Inc.		638	47,391
Masco Corp.		2,042	104,142
Mohawk Industries, Inc. (a)		636	78,991
			$230,524

Commercial Services — 3.38%
Adyen NV (a),(b)		294	588,354
China Yuhua Education Corp. Ltd. (b)		122,000	27,723
Global Payments, Inc.		607	83,062
GMO Payment Gateway, Inc.		700	72,334
GXO Logistics, Inc. (a)		496	35,385
PayPal Holdings, Inc. (a)		487	56,322
PROG Holdings, Inc. (a)		1,412	40,623
			$903,803

Computers — 0.65%
Apple, Inc.		1,001	174,785

Diversified Financial Services — 4.02%
Discover Financial Services		6,980	769,126
LexinFintech Holdings Ltd., ADR (a)		48,961	128,278
Rocket Cos., Inc., Class A		2,851	31,703
XP, Inc., Class A (a)		4,843	145,774
			$1,074,881

Electronics — 0.61%
Garmin Ltd.		1,384	164,156

Engineering & Construction — 0.23%
HomeServe PLC		5,505	60,963

Entertainment — 5.57%
CTS Eventim AG & Co. KGaA (a)		8,516	584,279
DraftKings, Inc., Class A (a)		5,384	104,826
Universal Music Group NV		29,944	801,473
			$1,490,578

Food — 4.61%
Albertsons Cos., Inc., Class A		3,206	106,600
Kroger Co.		18,355	1,053,026

See accompanying notes.

	Schedule of Investments
	Principal Millennials ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Food (continued)
Sprouts Farmers Market, Inc. (a)		2,297	$73,458
			$1,233,084

Home Builders — 0.57%
DR Horton, Inc.		1,372	102,228
Toll Brothers, Inc.		1,078	50,687
			$152,915

Home Furnishings — 4.49%
Sleep Number Corp. (a)		3,424	173,631
Sony Group Corp.		9,400	982,931
Tempur Sealy International, Inc.		1,673	46,710
			$1,203,272

Internet — 28.98%
AfreecaTV Co. Ltd.		10,660	1,301,662
Alibaba Group Holding Ltd., ADR (a)		789	85,843
Alphabet, Inc., Class C (a)		320	893,757
Amazon.com, Inc. (a)		39	127,138
ASOS PLC (a)		1,195	25,282
Baidu, Inc., ADR (a)		839	111,000
eBay, Inc.		1,997	114,348
Expedia Group, Inc. (a)		1,911	373,925
Farfetch Ltd., Class A (a)		9,290	140,465
Hello Group, Inc.		50,124	289,717
IAC/InterActiveCorp (a)		1,512	151,623
JD.com, Inc., Class A (a)		357	10,664
JOYY, Inc., ADR		7,882	289,506
Kakao Corp.		2,076	182,413
Kogan.com Ltd. (a),(c)		9,982	42,502
Meta Platforms, Inc., Class A (a)		2,253	500,977
Naspers Ltd., Class N		2,732	311,129
NCSoft Corp.		233	89,870
Netflix, Inc. (a)		234	87,654
Overstock.com, Inc. (a)		923	40,617
Pinduoduo, Inc., ADR (a)		4,904	196,699
Pinterest, Inc., Class A (a)		5,947	146,356
Rakuten Group, Inc.		15,200	120,736
RealReal, Inc. (a)		2,702	19,617
Revolve Group, Inc. (a)		11,073	594,509
Roku, Inc. (a)		1,339	167,737
Shutterstock, Inc.		668	62,177
Snap, Inc., Class A (a)		8,420	303,036
Temple & Webster Group Ltd. (a),(c)		13,182	65,991
Tencent Holdings Ltd.		2,400	114,649
Tencent Music Entertainment Group, ADR (a)		36,058	175,602
Trip.com Group Ltd., ADR (a)		12,429	287,359
Vimeo, Inc. (a)		2,478	29,439
Wayfair, Inc., Class A (a),(c)		1,574	174,368
Weibo Corp. (a)		1,808	44,314
ZOZO, Inc.		3,100	83,650
			$7,756,331

Leisure Time — 1.43%
Camping World Holdings, Inc., Class A		13,693	382,719

Media — 5.90%
Comcast Corp., Class A		2,260	105,813

See accompanying notes.

	Schedule of Investments
	Principal Millennials ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Media (continued)
Fox Corp., Class B		1,704	$61,821
Paramount Global, Class B		14,646	553,765
Sirius XM Holdings, Inc.		20,841	137,967
Vivendi SE		29,935	392,089
Walt Disney Co. (a)		2,386	327,264
			$1,578,719

Real Estate — 0.64%
REA Group Ltd.		1,695	171,826

REITs — 4.61%
American Homes 4 Rent, Class A		1,787	71,534
AvalonBay Communities, Inc.		663	164,669
Duke Realty Corp.		2,917	169,361
EastGroup Properties, Inc.		417	84,768
Essex Property Trust, Inc.		450	155,466
Invitation Homes, Inc.		3,823	153,608
Prologis, Inc.		1,154	186,348
Segro PLC		14,102	249,255
			$1,235,009

Retail — 16.01%
Academy Sports & Outdoors, Inc.		2,266	89,280
Bath & Body Works, Inc.		1,977	94,501
Bed Bath & Beyond, Inc. (a)		11,327	255,197
Dick's Sporting Goods, Inc.		837	83,717
Domino's Pizza, Inc.		333	135,534
Foot Locker, Inc.		1,087	32,240
Hennes & Mauritz AB, Class B		29,102	390,548
Hibbett, Inc.		888	39,374
Home Depot, Inc.		2,164	647,750
Industria de Diseno Textil SA		20,119	440,236
JD Sports Fashion PLC		40,086	78,067
Kingfisher PLC		20,770	69,685
Li Ning Co. Ltd.		28,271	243,974
Lowe's Cos., Inc.		643	130,008
Lululemon Athletica, Inc. (a)		399	145,727
Mr Price Group Ltd.		7,066	104,695
Pandora A/S		841	80,997
Pets at Home Group PLC		16,007	75,994
Qurate Retail, Inc., Series A		5,947	28,308
Signet Jewelers Ltd.		8,497	617,732
Truworths International Ltd.		28,565	114,065
Victoria's Secret & Co. (a)		659	33,846
Williams-Sonoma, Inc.		682	98,890
Zalando SE (a),(b)		5,011	254,997
			$4,285,362

Semiconductors — 0.54%
Samsung Electronics Co. Ltd.		2,533	145,453

Software — 5.89%
Activision Blizzard, Inc.		7,103	569,021
Bilibili, Inc., ADR (a),(c)		6,134	156,908
Electronic Arts, Inc.		889	112,467
Fiserv, Inc. (a)		1,027	104,138
Microsoft Corp.		519	160,013
NetEase, Inc., ADR		1,750	156,958
Netmarble Corp. (b)		801	73,686

See accompanying notes.

	Schedule of Investments
	Principal Millennials ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Pearl Abyss Corp. (a)		1,676	$137,587
Take-Two Interactive Software, Inc. (a)		692	106,388
			$1,577,166

Telecommunications — 1.93%
AT&T, Inc.		21,822	515,654

Toys, Games & Hobbies — 2.19%
Funko, Inc., Class A (a)		25,167	434,131
Nintendo Co. Ltd.		300	151,971
			$586,102

Transportation — 1.92%
Deutsche Post AG		3,322	160,044
FedEx Corp.		431	99,729
United Parcel Service, Inc., Class B		719	154,197
XPO Logistics, Inc. (a)		496	36,109
Yamato Holdings Co. Ltd.		3,400	64,040
			$514,119
TOTAL COMMON STOCKS			$26,651,748
INVESTMENT COMPANIES — 1.21%		Shares Held	Value

Money Market Funds — 1.21%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(d),(e),(f)		235,477	$235,477
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (f)		88,823	88,823
TOTAL INVESTMENT COMPANIES			$324,300
Total Investments			$26,976,048
Other Assets and Liabilities — (0.78)%			(208,748)

Total Net Assets — 100.00%			$26,767,300

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,041,389 or 3.89% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $213,402 or
0.80% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $235,477 or 0.88% of net assets.
(f) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Communications	36.80%
Consumer, Cyclical	33.12%
Consumer, Non-cyclical	9.67%
Financial	9.27%
Technology	7.09%
Industrial	3.62%
Money Market Funds	1.21%
Other Assets and Liabilities	(0.78)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials ETF
March 31, 2022 (unaudited)

	June 30, 2021		Purchases	Sales	March 31, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,595,808		$37,698,849	$42,059,180	$235,477
	$4,595,808		$37,698,849	$42,059,180	$235,477

Realized Gain
			Realized	from	Change in
			Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.77%		Shares Held	Value
Advertising — 0.65%
Interpublic Group of Cos., Inc.		15,835	$561,351
Aerospace & Defense — 0.98%
Lockheed Martin Corp.		577	254,688
Northrop Grumman Corp.		1,319	589,883
			$844,571

Agriculture — 1.40%
Archer-Daniels-Midland Co.		10,712	966,865
Philip Morris International, Inc.		2,472	232,220
			$1,199,085

Apparel — 0.96%
NIKE, Inc., Class B		6,158	828,620
Banks — 0.26%
Truist Financial Corp.		4,012	227,480
Beverages — 1.83%
Brown-Forman Corp., Class B		3,830	256,687
Coca-Cola Co.		9,364	580,568
Keurig Dr Pepper, Inc.		6,462	244,910
Monster Beverage Corp. (a)		2,961	236,584
PepsiCo, Inc.		1,525	255,254
			$1,574,003

Biotechnology — 2.54%
Incyte Corp. (a)		3,657	290,439
Moderna, Inc. (a)		5,471	942,435
Regeneron Pharmaceuticals, Inc. (a)		1,360	949,851
			$2,182,725

Building Materials — 0.59%
Builders FirstSource, Inc. (a)		7,830	505,348
Chemicals — 1.09%
CF Industries Holdings, Inc.		3,076	317,013
LyondellBasell Industries NV, Class A		5,992	616,097
			$933,110

Commercial Services — 6.94%
Automatic Data Processing, Inc.		2,848	648,034
Cintas Corp.		666	283,310
Gartner, Inc. (a)		2,996	891,190
Moody's Corp.		2,587	872,880
Robert Half International, Inc.		6,990	798,118
Rollins, Inc.		17,859	625,958
S&P Global, Inc.		1,551	636,189
Service Corp. International		13,812	909,106
Verisk Analytics, Inc.		1,410	302,628
			$5,967,413

Computers — 2.36%
Accenture PLC, Class A		2,634	888,264
Apple, Inc.		5,045	880,907
Cognizant Technology Solutions Corp., Class A		2,898	259,864
			$2,029,035

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale — 3.12%
Copart, Inc. (a)	4,742	$594,979
Fastenal Co.	11,326	672,765
LKQ Corp.	5,322	241,672
Pool Corp.	1,272	537,865
WW Grainger, Inc.	1,222	630,295
		$2,677,576

Diversified Financial Services — 8.22%
American Express Co.	1,284	240,108
BlackRock, Inc.	1,129	862,748
Blackstone, Inc.	6,531	829,045
Discover Financial Services	4,719	519,987
Intercontinental Exchange, Inc.	6,560	866,707
KKR & Co., Inc.	4,153	242,826
Mastercard, Inc., Class A	2,331	833,053
Nasdaq, Inc.	3,405	606,771
Raymond James Financial, Inc.	5,312	583,842
T Rowe Price Group, Inc.	5,815	879,170
Visa, Inc., Class A	2,694	597,448
		$7,061,705

Electric — 1.39%
Duke Energy Corp.	2,487	277,698
Evergy, Inc.	13,468	920,403
		$1,198,101

Electrical Components & Equipment — 1.00%
AMETEK, Inc.	4,491	598,112
Emerson Electric Co.	2,686	263,362
		$861,474

Electronics — 3.99%
Agilent Technologies, Inc.	4,470	591,515
Allegion PLC	2,181	239,430
Amphenol Corp., Class A	7,667	577,709
Garmin Ltd.	5,275	625,668
Keysight Technologies, Inc. (a)	3,702	584,805
Mettler-Toledo International, Inc. (a)	591	811,555
		$3,430,682

Environmental Control — 0.32%
Republic Services, Inc.	2,076	275,070

Food — 1.69%
Hershey Co.	4,119	892,299
Tyson Foods, Inc., Class A	6,288	563,593
		$1,455,892

Healthcare — Products — 6.31%
Abbott Laboratories	6,969	824,851
Bruker Corp.	3,548	228,136
Cooper Cos., Inc.	1,423	594,231
Danaher Corp.	3,034	889,963
Edwards Lifesciences Corp. (a)	7,480	880,546
Hologic, Inc. (a)	3,511	269,715
IDEXX Laboratories, Inc. (a)	1,580	864,355
Intuitive Surgical, Inc. (a)	2,006	605,170

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Healthcare — Products (continued)
Medtronic PLC		2,377	$263,728
			$5,420,695

Healthcare — Services — 3.72%
Anthem, Inc.		1,861	914,161
Charles River Laboratories International, Inc. (a)		859	243,930
IQVIA Holdings, Inc. (a)		3,652	844,379
Laboratory Corp. of America Holdings (a)		2,149	566,605
UnitedHealth Group, Inc.		1,227	625,733
			$3,194,808

Household Products — 2.80%
Colgate-Palmolive Co.		10,819	820,405
Estee Lauder Cos., Inc., Class A		2,838	772,844
Procter & Gamble Co.		5,341	816,105
			$2,409,354

Household Products/Wares — 0.69%
Church & Dwight Co., Inc.		5,957	592,007
Insurance — 6.94%
Aflac, Inc.		4,089	263,291
Aon PLC		857	279,065
Arch Capital Group Ltd. (a)		5,300	256,626
Berkshire Hathaway, Inc., Class B (a)		775	273,505
Brown & Brown, Inc.		12,434	898,605
Chubb Ltd.		4,129	883,193
Cincinnati Financial Corp.		6,845	930,646
Fidelity National Financial, Inc.		5,242	256,019
Markel Corp. (a)		677	998,738
Marsh & McLennan Cos., Inc.		5,409	921,802
			$5,961,490

Internet — 1.31%
Alphabet, Inc., Class A (a)		311	865,000
CDW Corp.		1,447	258,854
			$1,123,854

Iron & Steel — 1.57%
Nucor Corp.		4,428	658,222
Steel Dynamics, Inc.		8,255	688,715
			$1,346,937

Machinery — Diversified — 2.64%
Dover Corp.		5,358	840,670
IDEX Corp.		3,037	582,284
Nordson Corp.		3,711	842,694
			$2,265,648

Media — 1.04%
FactSet Research Systems, Inc.		2,053	891,310
Miscellaneous Manufacture — 1.92%
3M Co.		3,922	583,907
Illinois Tool Works, Inc.		3,887	813,938
Trane Technologies PLC		1,623	247,832
			$1,645,677

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Packaging & Containers — 0.72%
Packaging Corp. of America		3,956	$617,571

Pharmaceuticals — 3.86%
AbbVie, Inc.		5,688	922,082
CVS Health Corp.		5,620	568,800
Johnson & Johnson		3,543	627,926
Merck & Co., Inc.		3,261	267,565
Pfizer, Inc.		17,898	926,579
			$3,312,952

Private Equity — 1.02%
Carlyle Group, Inc.		17,935	877,201

Real Estate — 0.28%
CBRE Group, Inc., Class A (a)		2,579	236,030

REITs — 5.04%
American Tower Corp.		1,103	277,096
Crown Castle International Corp.		1,502	277,269
Digital Realty Trust, Inc.		1,850	262,330
Duke Realty Corp.		10,995	638,370
Equity LifeStyle Properties, Inc.		3,347	255,979
Extra Space Storage, Inc.		4,469	918,826
Mid-America Apartment Communities, Inc.		1,221	255,738
Public Storage		2,368	924,183
SBA Communications Corp.		823	283,194
Sun Communities, Inc.		1,379	241,725
			$4,334,710

Retail — 7.47%
AutoZone, Inc. (a)		312	637,909
Chipotle Mexican Grill, Inc. (a)		381	602,753
Costco Wholesale Corp.		483	278,136
Home Depot, Inc.		2,662	796,816
Lowe's Cos., Inc.		2,638	533,377
McDonald's Corp.		2,379	588,279
O'Reilly Automotive, Inc. (a)		1,285	880,174
Starbucks Corp.		6,348	577,478
Target Corp.		2,920	619,682
Tractor Supply Co.		1,227	286,345
Ulta Beauty, Inc. (a)		1,553	618,436
			$6,419,385

Semiconductors — 2.90%
Applied Materials, Inc.		1,859	245,016
KLA Corp.		1,671	611,686
Lam Research Corp.		442	237,624
Microchip Technology, Inc.		3,550	266,747
NVIDIA Corp.		1,022	278,863
QUALCOMM, Inc.		1,451	221,742
Texas Instruments, Inc.		3,426	628,602
			$2,490,280

Software — 6.10%
Adobe, Inc. (a)		534	243,301
Broadridge Financial Solutions, Inc.		1,708	265,952
Fair Isaac Corp. (a)		1,236	576,544
Jack Henry & Associates, Inc.		4,755	936,973
Microsoft Corp.		2,787	859,260

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
Oracle Corp.		3,290	$272,182
Paychex, Inc.		7,059	963,342
SS&C Technologies Holdings, Inc.		7,771	582,980
Veeva Systems, Inc., Class A (a)		2,545	540,711
			$5,241,245

Transportation — 3.37%
Expeditors International of Washington, Inc.		8,131	838,794
Old Dominion Freight Line, Inc.		1,855	554,051
Union Pacific Corp.		2,369	647,235
United Parcel Service, Inc., Class B		3,994	856,553
			$2,896,633

Water — 0.74%
American Water Works Co., Inc.		3,856	638,284
TOTAL COMMON STOCKS			$85,729,312
INVESTMENT COMPANIES — 0.20%		Shares Held	Value

Money Market Fund — 0.20%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)		176,068	$176,068
TOTAL INVESTMENT COMPANIES			$176,068
Total Investments			$85,905,380
Other Assets and Liabilities — 0.03%			24,217
Total Net Assets — 100.00%			$85,929,597

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	32.75%
Financial	20.51%
Industrial	15.81%
Consumer, Cyclical	11.55%
Technology	11.36%
Communications	3.00%
Basic Materials	2.65%
Utilities	2.14%
Money Market Fund	0.20%
Other Assets and Liabilities	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS — 96.84%	Amount	Value

Banks — 39.40%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$4,714,000	$4,430,217
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	766,000	814,603
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b),(c)	3,546,000	3,516,568
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	15,141,000	14,383,950
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	2,908,000	2,688,155
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	734,000	751,616
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	4,915,000	4,915,000
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	6,905,000	6,507,962
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	9,288,000	8,916,480
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,439,000	2,486,073
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	2,343,000	2,149,702
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	3,081,000	3,204,394
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	2,826,000	2,762,415
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	625,000	648,438
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	1,014,000	996,255
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	1,965,000	1,797,975
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,540,000	1,427,388
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	5,192,000	4,868,798
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(c)	5,772,000	5,889,172
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	5,586,000	8,546,580
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b),(c)	2,141,000	2,119,590
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	6,928,000	7,215,512

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	$7,886,000	$7,373,410
(3-month USD LIBOR + 3.30%),
6.00%, 08/01/2023 (a),(b)	4,252,000	4,305,150
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	5,002,000	5,219,887
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	3,938,000	3,539,199
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	2,564,000	2,308,882
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	2,586,000	2,392,050
(5-year Treasury Constant Maturity Rate + 3.07%),
4.25%, 11/15/2026 (a),(b)	4,963,000	4,590,775
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	7,720,000	7,584,900
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,726,000	1,767,424
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	10,250,000	9,276,250
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	12,125,000	11,622,419
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	5,289,000	5,525,947
		$156,543,136

Diversified Financial Services — 10.47%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	5,087,000	4,788,444
(7-year Treasury Constant Maturity Rate + 3.48%),
4.70%, 05/15/2028 (a),(b)	587,000	534,170
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	11,497,000	10,477,216
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	4,845,000	4,506,335
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	10,399,000	9,957,042
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	4,626,000	4,764,780
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b),(c)	6,323,000	6,580,220
		$41,608,207

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 12.09%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (b)	$3,666,000	$3,418,178
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (b)	3,484,000	3,218,664
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.90%),
3.75%, 12/01/2050 (b)	3,055,000	2,696,038
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (b)	2,971,000	2,941,290
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	13,749,000	13,611,510
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (b)	3,132,000	2,776,089
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	9,356,000	9,455,454
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	6,939,000	7,303,298
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (b)	2,710,000	2,621,925
		$48,042,446

Gas — 1.50%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	6,070,000	5,948,600

Hand/Machine Tools — 0.96%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	3,861,000	3,821,348

Insurance — 23.35%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	3,861,000	3,841,695
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,602,000	1,611,131
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	5,600,000	5,779,984
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (b)	4,000,000	4,120,080
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(d)	5,119,000	6,534,045
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,600,000	5,866,896

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)	$3,961,000	$3,891,683
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (b),(d)	3,107,000	2,928,348
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(d)	3,861,000	4,020,768
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b),(c)	7,178,000	7,078,944
9.25%, 04/08/2068 (d)	5,629,000	7,309,812
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (b),(d)	5,067,000	4,547,632
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (b),(d)	2,888,000	2,614,411
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (b)	10,121,000	9,274,884
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	6,036,000	6,073,725
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (b),(d)	4,672,000	4,490,726
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(d)	7,749,000	8,076,008
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	3,861,000	3,832,043
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (b)	1,000,000	882,500
		$92,775,315

Oil & Gas — 1.82%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	5,312,000	5,341,216
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)	1,898,000	1,902,745
		$7,243,961

Pipelines — 5.12%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (b)	2,240,000	2,318,400
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	5,772,000	5,916,376
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	3,861,000	3,629,778

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value
Pipelines (continued)
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (b)	$8,475,000	$8,458,050
		$20,322,604

REITs — 0.87%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (b),(d)	1,079,000	1,058,769
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (b),(d)	2,426,000	2,380,512
		$3,439,281

Telecommunications — 1.26%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	4,533,000	5,005,429
TOTAL BONDS		$384,750,327

INVESTMENT COMPANIES — 1.52%	Shares Held	Value

Money Market Funds — 1.52%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)	1,116,810	$1,116,810
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	4,937,085	4,937,085
TOTAL INVESTMENT COMPANIES		$6,053,895
Total Investments		$390,804,222
Other Assets and Liabilities — 1.64%		6,496,954

Total Net Assets — 100.00%		$397,301,176

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,094,562 or
0.28% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $43,961,031 or 11.06% of net assets.
(e) Non-income producing security.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,116,810 or 0.28% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Spectrum Preferred Securities Active ETF
	March 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		74.09%
Utilities		13.59%
Energy		6.94%
Money Market Funds		1.52%
Communications		1.26%
Industrial		0.96%
Other Assets and Liabilities		1.64%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	March 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$10,355,640	$67,154,670	$76,393,500	$1,116,810
	$10,355,640	$67,154,670	$76,393,500	$1,116,810

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$ — $	—	$—
	$—	$ — $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2022 (unaudited)

PREFERRED STOCKS — 11.46%	Shares Held	Value

Banks — 4.86%
Associated Banc-Corp.; Series F
5.63%, 09/15/2025 (a)	2,070	$52,961
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)	4,380	94,827
Fulton Financial Corp.; Series A
5.13%, 01/15/2026 (a)	9,200	205,344
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)	17,030	452,657
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a)	11,500	301,300
		$1,107,089

Insurance — 3.98%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)	11,500	285,660
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)	8,019	208,173
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)	17,250	411,240
		$905,073

Telecommunications — 2.62%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)	11,381	259,487
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)	15,395	336,843
		$596,330
TOTAL PREFERRED STOCKS		$2,608,492

	Principal
BONDS — 86.54%	Amount	Value

Banks — 70.65%
Bank of America Corp.
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$230,000	$239,903
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	575,000	611,484
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	218,500
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	575,000	588,800
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	575,000
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	335,000	315,737
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	575,000	598,029
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	575,000	596,562

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(c)	$861,000	$907,279
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c),(d)	384,000	379,035
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b),(c)	500,000	500,625
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	538,410
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	405,971
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(c)	861,000	890,851
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	598,863
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(c)	861,000	865,735
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	102,850
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(c)	861,000	915,170
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	247,000
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(c)	861,000	935,304
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	899,487
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(c)	824,000	861,080
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%, 04/02/2022 (a),(b),(c)	824,000	824,000
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	110,000	101,750
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	588,800
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	209,000	189,145
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(c)	861,000	898,290

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	$328,000	$314,404
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	355,000	370,904
		$16,078,968

Diversified Financial Services — 8.38%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	220,000	207,088
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	209,000	194,391
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	328,000	314,060
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	575,000	592,250
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	575,000	598,391
		$1,906,180

Electric — 4.55%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	460,000	455,400
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	575,000	581,112
		$1,036,512

Insurance — 2.96%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	220,000	216,964
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	460,000	456,550
		$673,514
TOTAL BONDS		$19,695,174

INVESTMENT COMPANIES — 1.14%	Shares Held	Value
Money Market Fund — 1.14%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	259,769	$259,769
TOTAL INVESTMENT COMPANIES		$259,769
Total Investments		$22,563,435
Other Assets and Liabilities — 0.86%		195,534
Total Net Assets — 100.00%		$22,758,969

See accompanying notes.

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

March 31, 2022 (unaudited)

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $8,876,856 or 39.00% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,278,522 or 5.62% of net assets.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	90.83%
Utilities	4.55%
Communications	2.62%
Money Market Fund	1.14%
Other Assets and Liabilities	0.86%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2022 (unaudited)

	Principal
BONDS — 96.96%	Amount	Value

Asset-Backed Securities — 19.97%
AmeriCredit Automobile Receivables Trust 2021-1
0.28%, 06/18/2024	$59,409	$59,297
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025 (a)	34,511	34,373
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024 (a)	91,162	90,866
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029 (a)	137,335	136,261
GreatAmerica Leasing Receivables Funding LLC
0.27%, 06/15/2023 (a)	33,051	32,923
JFIN CLO 2017-II Ltd.
(3-month USD LIBOR +0.99%),
1.92%, 09/20/2029 (a)	250,000	248,461
Madison Park Funding Ltd.2015-18A
(3-month USD LIBOR + 0.94%),
1.20%, 10/21/2030 (a)	250,000	248,466
TCI-Flatiron CLO 2016-1 Ltd.
(3-month Term Secured Overnight Financing Rate +1.10%),
1.27%, 01/17/2032 (a)	250,000	249,141
Trafigura Securitisation Finance PLC
(1-month USD LIBOR + 0.53%),
0.93%, 01/15/2025 (a)	250,000	249,100
Westlake Automobile Receivables Trust 2020-2A
0.93%, 02/15/2024 (a)	20,720	20,714
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024	200,000	199,583
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024	14,574	14,550
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025	114,015	113,246
		$1,696,981

Banks — 27.40%
Bank of Montreal
0.95%, 03/08/2024	200,000	200,227
Bank of New York Mellon Corp.
(3-month Secured Overnight Financing Rate + 0.26%),
0.40%, 04/26/2024	250,000	249,057
Citigroup, Inc.
(3-month USD LIBOR + 1.43%),
1.95%, 09/01/2023	250,000	250,891
Fifth Third Bancorp
2.60%, 06/15/2022	279,000	279,412
Goldman Sachs Group, Inc.
(3-month Secured Overnight Financing Rate + 0.54%),
0.74%, 11/17/2023	250,000	248,741
MUFG Union Bank NA
(3-month Secured Overnight Financing Rate + 0.71%),
0.96%, 12/09/2022	300,000	300,552
Royal Bank of Canada
(3-month Secured Overnight Financing Rate Index + 0.36%),
0.51%, 07/29/2024	250,000	248,430
Toronto-Dominion Bank
(3-month Secured Overnight Financing Rate + 0.24%),
0.34%, 01/06/2023	200,000	199,651

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Truist Bank
2.45%, 08/01/2022 (b)	$350,000	$350,960
		$2,327,921

Biotechnology — 2.16%
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	183,604

Chemicals — 2.36%
Westlake Chemical Corp.
3.60%, 07/15/2022	200,000	200,329

Diversified Financial Services — 1.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(3-month Secured Overnight Financing Rate + 0.68%),
0.95%, 09/29/2023	150,000	148,537

Electric — 10.40%
American Electric Power Co., Inc.
2.03%, 03/15/2024	200,000	196,536
Black Hills Corp.
1.04%, 08/23/2024	250,000	238,633
Dominion Energy, Inc.
(3-month USD LIBOR + 0.53%),
1.36%, 09/15/2023	150,000	149,728
Florida Power & Light Co.
(3-month Secured Overnight Financing Rate Index + 0.25%),
0.43%, 05/10/2023	100,000	99,744
NextEra Energy Capital Holdings, Inc.
(3-month Secured Overnight Financing Rate + 0.40%),
0.56%, 11/03/2023	200,000	199,177
		$883,818

Entertainment — 1.19%
Magallanes, Inc.
2.04%, 03/15/2024	100,000	100,914

Healthcare — Products — 2.86%
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	242,756

Healthcare — Services — 2.87%
Humana, Inc.
0.65%, 08/03/2023	250,000	243,897

Household Products/Wares — 2.80%
Avery Dennison Corp.
0.85%, 08/15/2024	250,000	237,740

Insurance — 2.89%
Metropolitan Life Global Funding I
0.90%, 06/08/2023 (a)	250,000	245,651

Miscellaneous Manufacture — 2.94%
Siemens Financieringsmaatschappij NV
(3-month Secured Overnight Financing Rate + 0.43%),
0.68%, 03/11/2024 (a)	250,000	249,807

See accompanying notes.

	Schedule of Investments
	Principal Ultra-Short Active Income ETF
	March 31, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value
Oil & Gas — 7.63%
ConocoPhillips Co.
2.13%, 03/08/2024		$250,000	$247,704
Suncor Energy, Inc.
2.80%, 05/15/2023		400,000	400,590
			$648,294

Pipelines — 3.01%
ONEOK Partners LP
5.00%, 09/15/2023		250,000	256,072
Telecommunications — 6.73%
AT&T, Inc.
2.63%, 12/01/2022		221,000	222,063
NTT Finance Corp.
0.37%, 03/03/2023 (a)		200,000	196,996
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC
4.74%, 09/20/2029 (a)		150,000	153,150
			$572,209
TOTAL BONDS			$8,238,530

INVESTMENT COMPANIES — 3.41%	Shares Held	Value

Money Market Funds — 3.41%
Principal Government Money Market Fund — Institutional Class 0.00% (c),(d),(e),(f)	48,293	$48,293
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (f)	241,320	241,320
TOTAL INVESTMENT COMPANIES		$289,613
Total Investments		$8,528,143
Other Assets and Liabilities — (0.37)%		(31,812)

Total Net Assets — 100.00%		$8,496,331

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,155,909 or 25.37% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $47,317 or
0.56% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $48,293 or 0.57% of net assets.
(e) Non-income producing security.
(f) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Ultra-Short Active Income ETF
	March 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			32.04%
Asset Backed Securities			19.97%
Consumer, Non-cyclical			10.69%
Energy			10.64%
Utilities			10.40%
Communications			7.92%
Money Market Funds			3.41%
Industrial			2.94%
Basic Materials			2.36%
Other Assets and Liabilities			(0.37)%
TOTAL NET ASSETS			100.00%

	June 30, 2021		Purchases	Sales	March 31, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$1,936,880	$1,888,587	$48,293
	$—		$1,936,880	$1,888,587	$48,293

				Realized Gain
			Realized	from	Change in
			Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.69%	Shares Held	Value

Advertising — 0.16%
Interpublic Group of Cos., Inc.	2,994	$106,138
Omnicom Group, Inc.	631	53,559
		$159,697

Aerospace & Defense — 1.46%
General Dynamics Corp.	862	207,897
L3Harris Technologies, Inc.	628	156,039
Lockheed Martin Corp.	959	423,302
Northrop Grumman Corp.	414	185,149
Raytheon Technologies Corp.	3,823	378,745
Teledyne Technologies, Inc. (a)	306	144,625
		$1,495,757

Agriculture — 0.92%
Altria Group, Inc.	5,411	282,725
Archer-Daniels-Midland Co.	3,108	280,528
Philip Morris International, Inc.	4,029	378,484
		$941,737

Apparel — 0.26%
NIKE, Inc., Class B	1,309	176,139
Tapestry, Inc.	1,239	46,029
Under Armour, Inc., Class C (a)	2,665	41,467
		$263,635

Auto Manufacturers — 2.65%
Cummins, Inc.	445	91,274
Ford Motor Co.	11,139	188,360
PACCAR, Inc.	1,036	91,241
Tesla, Inc. (a)	2,186	2,355,634
		$2,726,509

Banks — 3.21%
Bank of America Corp.	7,907	325,927
Bank of New York Mellon Corp.	1,468	72,857
Citigroup, Inc.	3,171	169,331
Citizens Financial Group, Inc.	2,348	106,435
Comerica, Inc.	596	53,896
Fifth Third Bancorp	2,868	123,439
First Republic Bank	359	58,194
Goldman Sachs Group, Inc.	379	125,108
JPMorgan Chase & Co.	7,018	956,694
KeyCorp	4,893	109,505
M&T Bank Corp.	351	59,494
Morgan Stanley	3,208	280,379
Northern Trust Corp.	575	66,959
Regions Financial Corp.	5,084	113,170
Signature Bank	364	106,830
State Street Corp.	818	71,264
SVB Financial Group (a)	111	62,099
Truist Financial Corp.	1,680	95,256
U.S. Bancorp	1,741	92,534
Wells Fargo & Co.	4,080	197,717
Zions Bancorp NA	795	52,120
		$3,299,208

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages — 1.81%
Brown-Forman Corp., Class B	1,811	$121,373
Coca-Cola Co.	12,867	797,754
Constellation Brands, Inc., Class A	442	101,802
Monster Beverage Corp. (a)	780	62,322
PepsiCo, Inc.	4,626	774,300
		$1,857,551

Biotechnology — 1.25%
Amgen, Inc.	853	206,272
Bio-Rad Laboratories, Inc., Class A (a)	85	47,875
Corteva, Inc.	3,229	185,603
Gilead Sciences, Inc.	2,322	138,043
Incyte Corp. (a)	1,595	126,675
Regeneron Pharmaceuticals, Inc. (a)	500	349,210
Vertex Pharmaceuticals, Inc. (a)	897	234,090
		$1,287,768

Building Materials — 0.37%
Carrier Global Corp.	1,691	77,566
Fortune Brands Home & Security, Inc.	524	38,923
Johnson Controls International PLC	1,698	111,338
Masco Corp.	1,321	67,371
Vulcan Materials Co.	468	85,971
		$381,169

Chemicals — 1.36%
Air Products & Chemicals, Inc.	492	122,956
Albemarle Corp.	332	73,422
Celanese Corp.	339	48,433
CF Industries Holdings, Inc.	1,159	119,447
Dow, Inc.	1,724	109,853
Ecolab, Inc.	627	110,703
FMC Corp.	1,049	138,017
International Flavors & Fragrances, Inc.	754	99,023
Linde PLC	748	238,934
LyondellBasell Industries NV, Class A	550	56,551
Mosaic Co.	997	66,300
Sherwin-Williams Co.	844	210,679
		$1,394,318

Commercial Services — 2.10%
Automatic Data Processing, Inc.	1,769	402,518
Cintas Corp.	411	174,835
Equifax, Inc.	547	129,694
FleetCor Technologies, Inc. (a)	217	54,046
Gartner, Inc. (a)	415	123,446
Global Payments, Inc.	503	68,831
MarketAxess Holdings, Inc.	129	43,886
Moody's Corp.	603	203,458
PayPal Holdings, Inc. (a)	1,303	150,692
Quanta Services, Inc.	466	61,330
Robert Half International, Inc.	895	102,191
Rollins, Inc.	1,262	44,233
S&P Global, Inc.	902	369,982
United Rentals, Inc. (a)	169	60,031
Verisk Analytics, Inc.	802	172,133
		$2,161,306

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers — 8.65%
Accenture PLC, Class A	1,259	$424,573
Apple, Inc.	41,769	7,293,285
Cognizant Technology Solutions Corp., Class A	2,933	263,002
DXC Technology Co. (a)	1,613	52,632
EPAM Systems, Inc. (a)	218	64,661
Fortinet, Inc. (a)	494	168,819
Hewlett Packard Enterprise Co.	3,654	61,058
HP, Inc.	2,112	76,666
International Business Machines Corp.	2,480	322,450
NetApp, Inc.	1,287	106,821
Seagate Technology Holdings PLC	657	59,064
		$8,893,031

Distribution/Wholesale — 0.69%
Copart, Inc. (a)	475	59,598
Fastenal Co.	4,033	239,560
LKQ Corp.	2,203	100,038
Pool Corp.	244	103,176
WW Grainger, Inc.	403	207,863
		$710,235

Diversified Financial Services — 3.17%
American Express Co.	1,466	274,142
Ameriprise Financial, Inc.	466	139,968
BlackRock, Inc.	402	307,196
Capital One Financial Corp.	610	80,087
Cboe Global Markets, Inc.	1,083	123,917
Charles Schwab Corp.	3,375	284,546
CME Group, Inc.	1,111	264,262
Discover Financial Services	1,218	134,211
Franklin Resources, Inc.	1,503	41,964
Intercontinental Exchange, Inc.	2,571	339,681
Invesco Ltd.	2,010	46,351
Mastercard, Inc., Class A	883	315,567
Nasdaq, Inc.	1,131	201,544
Raymond James Financial, Inc.	1,106	121,560
Synchrony Financial	1,432	49,848
T Rowe Price Group, Inc.	434	65,616
Visa, Inc., Class A	2,113	468,600
		$3,259,060

Electric — 3.67%
AES Corp.	3,281	84,420
Alliant Energy Corp.	2,135	133,395
Ameren Corp.	1,623	152,173
American Electric Power Co., Inc.	1,990	198,542
CenterPoint Energy, Inc.	4,696	143,886
CMS Energy Corp.	2,064	144,356
Consolidated Edison, Inc.	1,779	168,436
Dominion Energy, Inc.	2,732	232,138
DTE Energy Co.	1,153	152,438
Duke Energy Corp.	3,323	371,046
Edison International	2,256	158,146
Entergy Corp.	1,299	151,658
Evergy, Inc.	2,711	185,270
Eversource Energy	1,046	92,247
Exelon Corp.	4,121	196,283

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
FirstEnergy Corp.	3,295	$151,109
Pinnacle West Capital Corp.	893	69,743
PPL Corp.	2,972	84,880
Public Service Enterprise Group, Inc.	2,467	172,690
Sempra Energy	1,241	208,637
Southern Co.	3,432	248,854
WEC Energy Group, Inc.	940	93,821
Xcel Energy, Inc.	2,431	175,445
		$3,769,613

Electrical Components & Equipment — 0.40%
AMETEK, Inc.	1,162	154,755
Emerson Electric Co.	2,104	206,297
Generac Holdings, Inc. (a)	178	52,913
		$413,965

Electronics — 1.19%
Agilent Technologies, Inc.	1,268	167,794
Allegion PLC	997	109,451
Amphenol Corp., Class A	3,426	258,149
Fortive Corp.	1,393	84,876
Garmin Ltd.	1,119	132,725
Honeywell International, Inc.	1,045	203,336
Keysight Technologies, Inc. (a)	388	61,292
Mettler-Toledo International, Inc. (a)	100	137,319
TE Connectivity Ltd.	536	70,205
		$1,225,147

Engineering & Construction — 0.08%
Jacobs Engineering Group, Inc.	596	82,135

Entertainment — 0.06%
Live Nation Entertainment, Inc. (a)	504	59,291

Environmental Control — 0.50%
Republic Services, Inc.	1,621	214,782
Waste Management, Inc.	1,914	303,369
		$518,151

Food — 1.70%
Campbell Soup Co.	1,571	70,020
Conagra Brands, Inc.	2,410	80,904
General Mills, Inc.	2,738	185,417
Hershey Co.	1,046	226,595
Hormel Foods Corp.	1,432	73,805
J M Smucker Co.	981	132,837
Kellogg Co.	1,231	79,387
Kraft Heinz Co.	2,286	90,046
Kroger Co.	1,312	75,270
McCormick & Co., Inc.	1,503	149,999
Mondelez International, Inc., Class A	5,999	376,617
Tyson Foods, Inc., Class A	2,326	208,479
		$1,749,376

Forest Products & Paper — 0.08%
International Paper Co.	1,764	81,409

Gas — 0.26%
Atmos Energy Corp.	1,128	134,785

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas (continued)
NiSource, Inc.	4,097	$130,284
		$265,069

Hand/Machine Tools — 0.16%
Snap-on, Inc.	551	113,219
Stanley Black & Decker, Inc.	368	51,443
		$164,662

Healthcare — Products — 4.46%
Abbott Laboratories	4,101	485,394
Align Technology, Inc. (a)	146	63,656
Baxter International, Inc.	1,276	98,941
Bio-Techne Corp.	115	49,800
Boston Scientific Corp. (a)	4,858	215,161
Cooper Cos., Inc.	339	141,563
Danaher Corp.	2,246	658,819
Edwards Lifesciences Corp. (a)	1,755	206,599
Henry Schein, Inc. (a)	1,977	172,375
Hologic, Inc. (a)	1,092	83,887
IDEXX Laboratories, Inc. (a)	137	74,947
Intuitive Surgical, Inc. (a)	411	123,990
Medtronic PLC	3,395	376,675
PerkinElmer, Inc.	673	117,412
ResMed, Inc.	561	136,048
STERIS PLC	641	154,975
Stryker Corp.	999	267,083
Teleflex, Inc.	141	50,031
Thermo Fisher Scientific, Inc.	1,325	782,611
Waters Corp. (a)	593	184,061
West Pharmaceutical Services, Inc.	339	139,231
		$4,583,259

Healthcare — Services — 2.70%
Anthem, Inc.	940	461,747
Catalent, Inc. (a)	497	55,117
Centene Corp. (a)	986	83,011
Charles River Laboratories International, Inc. (a)	178	50,547
DaVita, Inc. (a)	589	66,622
HCA Healthcare, Inc.	676	169,419
IQVIA Holdings, Inc. (a)	671	155,142
Laboratory Corp. of America Holdings (a)	526	138,685
Molina Healthcare, Inc. (a)	188	62,715
Quest Diagnostics, Inc.	905	123,858
UnitedHealth Group, Inc.	2,540	1,295,324
Universal Health Services, Inc., Class B	747	108,278
		$2,770,465

Home Builders — 0.19%
DR Horton, Inc.	693	51,635
Lennar Corp., Class A	623	50,569
NVR, Inc. (a)	11	49,140
PulteGroup, Inc.	952	39,889
		$191,233

Household Products — 1.41%
Colgate-Palmolive Co.	2,814	213,386
Estee Lauder Cos., Inc., Class A	320	87,142

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products (continued)
Procter & Gamble Co.	7,480	$1,142,944
		$1,443,472

Household Products/Wares — 0.35%
Avery Dennison Corp.	280	48,712
Church & Dwight Co., Inc.	2,067	205,418
Kimberly-Clark Corp.	846	104,193
		$358,323

Insurance — 5.75%
Aflac, Inc.	2,812	181,065
Allstate Corp.	771	106,791
American International Group, Inc.	1,421	89,196
Aon PLC, Class A	751	244,548
Arthur J Gallagher & Co.	1,037	181,060
Assurant, Inc.	943	171,466
Berkshire Hathaway, Inc., Class B (a)	5,340	1,884,539
Brown & Brown, Inc.	2,778	200,766
Chubb Ltd.	1,819	389,084
Cincinnati Financial Corp.	1,512	205,571
Everest Re Group Ltd.	602	181,431
Globe Life, Inc.	1,123	112,974
Hartford Financial Services Group, Inc.	2,137	153,458
Lincoln National Corp.	1,558	101,831
Loews Corp.	2,022	131,066
Marsh & McLennan Cos., Inc.	2,246	382,763
MetLife, Inc.	2,894	203,390
Progressive Corp.	2,044	232,996
Prudential Financial, Inc.	1,340	158,348
Travelers Cos., Inc.	1,434	262,035
W R Berkley Corp.	2,706	180,193
Willis Towers Watson PLC	645	152,362
		$5,906,933

Internet — 9.71%
Alphabet, Inc., Class A (a)	806	2,241,768
Alphabet, Inc., Class C (a)	751	2,097,536
Amazon.com, Inc. (a)	1,169	3,810,882
CDW Corp.	316	56,529
Etsy, Inc. (a)	391	48,593
Meta Platforms, Inc., Class A (a)	6,370	1,416,433
Netflix, Inc. (a)	458	171,562
NortonLifeLock, Inc.	2,028	53,783
VeriSign, Inc. (a)	382	84,980
		$9,982,066

Iron & Steel — 0.15%
Nucor Corp.	1,032	153,407

Lodging — 0.16%
Hilton Worldwide Holdings, Inc. (a)	526	79,815
Marriott International, Inc., Class A (a)	489	85,942
		$165,757

Machinery — Diversified — 0.94%
Deere & Co.	318	132,117
Dover Corp.	1,280	200,832
IDEX Corp.	629	120,598

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified (continued)
Nordson Corp.	528	$119,898
Otis Worldwide Corp.	2,178	167,597
Rockwell Automation, Inc.	572	160,177
Westinghouse Air Brake Technologies Corp.	640	61,549
		$962,768

Media — 0.93%
Charter Communications, Inc., Class A (a)	397	216,572
Comcast Corp., Class A	10,537	493,342
FactSet Research Systems, Inc.	428	185,816
Fox Corp., Class B	1,738	63,055
		$958,785

Mining — 0.19%
Freeport-McMoRan, Inc.	2,093	104,106
Newmont Corp.	1,199	95,260
		$199,366

Miscellaneous Manufacture — 0.98%
3M Co.	1,725	256,818
AO Smith Corp.	1,648	105,291
Eaton Corp. PLC	813	123,381
Illinois Tool Works, Inc.	984	206,050
Parker-Hannifin Corp.	577	163,729
Textron, Inc.	798	59,355
Trane Technologies PLC	636	97,117
		$1,011,741

Office & Business Equipment — 0.05%
Zebra Technologies Corp., Class A (a)	132	54,608

Oil & Gas — 2.84%
APA Corp.	1,393	57,573
Chevron Corp.	5,206	847,693
ConocoPhillips	1,492	149,200
Coterra Energy, Inc.	2,335	62,975
Devon Energy Corp.	1,238	73,203
Diamondback Energy, Inc.	870	119,260
EOG Resources, Inc.	840	100,153
Exxon Mobil Corp.	11,424	943,508
Hess Corp.	678	72,573
Marathon Oil Corp.	2,487	62,449
Marathon Petroleum Corp.	1,041	89,005
Occidental Petroleum Corp.	1,458	82,727
Pioneer Natural Resources Co.	700	175,021
Valero Energy Corp.	793	80,521
		$2,915,861

Oil & Gas Services — 0.22%
Baker Hughes Co.	1,843	67,104
Halliburton Co.	1,869	70,779
Schlumberger NV	2,131	88,031
		$225,914

Packaging & Containers — 0.39%
Amcor PLC	6,874	77,882
Ball Corp.	1,681	151,290
Packaging Corp. of America	788	123,015

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers (continued)
Sealed Air Corp.	790	$52,898
		$405,085

Pharmaceuticals — 5.79%
AbbVie, Inc.	5,688	922,082
AmerisourceBergen Corp.	972	150,378
Becton Dickinson & Co.	932	247,912
Bristol-Myers Squibb Co.	8,006	584,678
Cardinal Health, Inc.	1,390	78,813
Cigna Corp.	607	145,443
CVS Health Corp.	3,428	346,948
Eli Lilly & Co.	1,559	446,451
Johnson & Johnson	6,369	1,128,778
McKesson Corp.	639	195,617
Merck & Co., Inc.	8,580	703,989
Organon & Co.	1,406	49,111
Pfizer, Inc.	11,013	570,143
Zoetis, Inc.	1,986	374,540
		$5,944,883

Pipelines — 0.41%
Kinder Morgan, Inc.	9,178	173,556
ONEOK, Inc.	1,015	71,689
Williams Cos., Inc.	5,409	180,715
		$425,960

Real Estate — 0.13%
CBRE Group, Inc., Class A (a)	1,426	130,508

REITs — 4.45%
Alexandria Real Estate Equities, Inc.	790	158,988
American Tower Corp.	1,237	310,759
AvalonBay Communities, Inc.	676	167,898
Boston Properties, Inc.	1,079	138,975
Crown Castle International Corp.	1,333	246,072
Digital Realty Trust, Inc.	1,206	171,011
Duke Realty Corp.	2,583	149,969
Equinix, Inc.	181	134,233
Equity Residential	1,789	160,867
Essex Property Trust, Inc.	415	143,374
Extra Space Storage, Inc.	1,042	214,235
Federal Realty Investment Trust	977	119,262
Healthpeak Properties, Inc.	2,338	80,264
Iron Mountain, Inc.	2,005	111,097
Kimco Realty Corp.	2,313	57,131
Mid-America Apartment Communities, Inc.	952	199,396
Prologis, Inc.	2,885	465,870
Public Storage	777	303,248
Realty Income Corp.	2,586	179,210
Regency Centers Corp.	1,785	127,342
SBA Communications Corp.	714	245,687
Simon Property Group, Inc.	595	78,278
UDR, Inc.	2,310	132,525
Ventas, Inc.	1,397	86,279
Welltower, Inc.	1,914	184,012
Weyerhaeuser Co.	5,405	204,849
		$4,570,831

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail — 5.04%
Advance Auto Parts, Inc.	609	$126,039
AutoZone, Inc. (a)	126	257,617
Best Buy Co., Inc.	548	49,813
Chipotle Mexican Grill, Inc. (a)	43	68,027
Costco Wholesale Corp.	1,454	837,286
Darden Restaurants, Inc.	374	49,723
Dollar General Corp.	881	196,137
Dollar Tree, Inc. (a)	477	76,392
Domino's Pizza, Inc.	116	47,213
Genuine Parts Co.	1,019	128,414
Home Depot, Inc.	3,277	980,904
Lowe's Cos., Inc.	2,490	503,453
McDonald's Corp.	1,838	454,501
O'Reilly Automotive, Inc. (a)	379	259,600
Ross Stores, Inc.	683	61,784
Starbucks Corp.	1,946	177,028
Target Corp.	563	119,480
Tractor Supply Co.	527	122,986
Ulta Beauty, Inc. (a)	300	119,466
Walgreens Boots Alliance, Inc.	1,971	88,242
Walmart, Inc.	1,916	285,331
Yum! Brands, Inc.	1,406	166,653
		$5,176,089

Savings & Loans — 0.09%
People's United Financial, Inc.	4,528	90,515

Semiconductors — 3.75%
Advanced Micro Devices, Inc. (a)	3,359	367,273
Applied Materials, Inc.	1,008	132,854
Broadcom, Inc.	804	506,263
KLA Corp.	488	178,637
Lam Research Corp.	190	102,146
Microchip Technology, Inc.	946	71,083
Monolithic Power Systems, Inc.	262	127,248
NVIDIA Corp.	6,723	1,834,438
NXP Semiconductors NV	412	76,253
QUALCOMM, Inc.	1,176	179,716
Skyworks Solutions, Inc.	407	54,245
Teradyne, Inc.	458	54,149
Texas Instruments, Inc.	941	172,655
		$3,856,960

Shipbuilding — 0.06%
Huntington Ingalls Industries, Inc.	324	64,619

Software — 8.49%
Adobe, Inc. (a)	466	212,319
Akamai Technologies, Inc. (a)	1,153	137,657
ANSYS, Inc. (a)	187	59,400
Broadridge Financial Solutions, Inc.	856	133,288
Cadence Design Systems, Inc. (a)	464	76,309
Cerner Corp.	1,620	151,567
Electronic Arts, Inc.	769	97,286
Intuit, Inc.	633	304,372
Jack Henry & Associates, Inc.	937	184,636
Microsoft Corp.	20,147	6,211,521
Oracle Corp.	3,579	296,091
Paychex, Inc.	1,977	269,801

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Paycom Software, Inc. (a)	155	$53,689
PTC, Inc. (a)	417	44,919
Roper Technologies, Inc.	246	116,169
salesforce.com, Inc. (a)	955	202,766
Synopsys, Inc. (a)	508	169,301
		$8,721,091

Telecommunications — 1.96%
Arista Networks, Inc. (a)	1,014	140,926
AT&T, Inc.	10,071	237,978
Cisco Systems, Inc.	13,895	774,785
Corning, Inc.	1,570	57,949
Juniper Networks, Inc.	3,636	135,114
Motorola Solutions, Inc.	768	186,009
Verizon Communications, Inc.	9,450	481,383
		$2,014,144

Toys, Games & Hobbies — 0.04%
Hasbro, Inc.	505	41,370

Transportation — 1.75%
CH Robinson Worldwide, Inc.	445	47,931
CSX Corp.	4,012	150,249
Expeditors International of Washington, Inc.	1,236	127,506
FedEx Corp.	357	82,606
JB Hunt Transport Services, Inc.	905	181,715
Norfolk Southern Corp.	474	135,194
Old Dominion Freight Line, Inc.	408	121,862
Union Pacific Corp.	2,263	618,274
United Parcel Service, Inc., Class B	1,545	331,341
		$1,796,678

Water — 0.15%
American Water Works Co., Inc.	938	155,267
TOTAL COMMON STOCKS		$102,437,757

See accompanying notes.

INVESTMENT COMPANIES — 0.24%	Shares Held	Value
Money Market Fund — 0.24%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	246,900	$246,900
TOTAL INVESTMENT COMPANIES		$246,900
Total Investments		$102,684,657
Other Assets and Liabilities — 0.07%		68,736
Total Net Assets — 100.00%		$102,753,393

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Schedule of Investments

Principal U.S. Large-Cap Adaptive Multi-Factor ETF

March 31, 2022 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.48%
Technology	20.95%
Financial	16.80%
Communications	12.76%
Consumer, Cyclical	9.08%
Industrial	8.29%
Utilities	4.08%
Energy	3.47%
Basic Materials	1.78%
Money Market Fund	0.24%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.61%		Shares Held	Value
Auto Manufacturers — 1.65%
Tesla, Inc. (a)		25,079	$27,025,130
Banks — 4.18%
Bank of America Corp.		459,737	18,950,359
JPMorgan Chase & Co.		212,824	29,012,167
Wells Fargo & Co.		420,558	20,380,241
			$68,342,767

Beverages — 7.05%
Coca-Cola Co.		958,969	59,456,078
PepsiCo, Inc.		334,542	55,995,640
			$115,451,718

Commercial Services — 0.53%
PayPal Holdings, Inc. (a)		75,125	8,688,206
Computers — 9.08%
Accenture PLC, Class A		109,256	36,844,401
Apple, Inc.		640,059	111,760,702
			$148,605,103

Diversified Financial Services — 4.31%
Mastercard, Inc., Class A		100,240	35,823,771
Visa, Inc., Class A		156,422	34,689,707
			$70,513,478

Healthcare — Products — 6.40%
Abbott Laboratories		295,734	35,003,076
Danaher Corp.		114,810	33,677,217
Thermo Fisher Scientific, Inc.		61,127	36,104,663
			$104,784,956

Healthcare — Services — 2.79%
UnitedHealth Group, Inc.		89,390	45,586,218
Household Products — 3.36%
Procter & Gamble Co.		359,916	54,995,165
Insurance — 3.97%
Berkshire Hathaway, Inc., Class B (a)		184,350	65,058,959
Internet — 6.41%
Alphabet, Inc., Class A (a)		13,048	36,291,055
Amazon.com, Inc. (a)		10,626	34,640,229
Meta Platforms, Inc., Class A (a)		57,084	12,693,198
Netflix, Inc. (a)		56,929	21,325,034
			$104,949,516

Media — 3.51%
Comcast Corp., Class A		622,544	29,147,510
Walt Disney Co. (a)		205,977	28,251,805
			$57,399,315

Oil & Gas — 3.59%
Chevron Corp.		192,460	31,338,262
Exxon Mobil Corp.		331,806	27,403,857
			$58,742,119

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals — 12.99%
AbbVie, Inc.		323,604	$52,459,445
Eli Lilly & Co.		151,238	43,310,026
Johnson & Johnson		311,571	55,219,728
Merck & Co., Inc.		464,031	38,073,744
Pfizer, Inc.		454,090	23,508,239
			$212,571,182

Retail — 7.97%
Costco Wholesale Corp.		77,752	44,773,489
Home Depot, Inc.		106,398	31,848,114
Walmart, Inc.		360,999	53,759,971
			$130,381,574

Semiconductors — 6.32%
Broadcom, Inc.		72,003	45,338,849
Intel Corp.		653,747	32,399,701
NVIDIA Corp.		94,276	25,724,150
			$103,462,700

Software — 7.72%
Adobe, Inc. (a)		60,589	27,605,560
Microsoft Corp.		123,933	38,209,783
Oracle Corp.		401,019	33,176,302
salesforce.com, Inc. (a)		128,536	27,290,764
			$126,282,409

Telecommunications — 7.78%
AT&T, Inc.		1,862,916	44,020,705
Cisco Systems, Inc.		641,956	35,795,467
Verizon Communications, Inc.		931,627	47,457,079
			$127,273,251
TOTAL COMMON STOCKS			$1,630,113,766

INVESTMENT COMPANIES — 0.33%		Shares Held	Value

Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)		5,339,042	$5,339,042
TOTAL INVESTMENT COMPANIES			$5,339,042
Total Investments			$1,635,452,808
Other Assets and Liabilities — 0.06%			1,051,139
Total Net Assets — 100.00%			$1,636,503,947

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	33.12%
Technology	23.12%
Communications	17.70%
Financial	12.46%
Consumer, Cyclical	9.62%
Energy	3.59%
Money Market Fund	0.33%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.61%	Shares Held	Value

Aerospace & Defense — 1.21%
AAR Corp. (a)	315	$15,255
Aerojet Rocketdyne Holdings, Inc. (a)	220	8,657
Barnes Group, Inc.	221	8,882
Kaman Corp.	173	7,522
Moog, Inc., Class A	217	19,053
National Presto Industries, Inc.	67	5,156
Park Aerospace Corp.	366	4,776
Triumph Group, Inc. (a)	263	6,649
		$75,950

Agriculture — 0.90%
Andersons, Inc.	438	22,014
Fresh Del Monte Produce, Inc.	263	6,814
Universal Corp.	246	14,285
Vector Group Ltd.	1,116	13,437
		$56,550

Apparel — 0.71%
Oxford Industries, Inc.	160	14,480
Steven Madden Ltd.	771	29,791
		$44,271

Auto Parts & Equipment — 1.33%
Dorman Products, Inc. (a)	203	19,291
Gentherm, Inc. (a)	108	7,888
Meritor, Inc. (a)	219	7,790
Methode Electronics, Inc.	340	14,705
Motorcar Parts of America, Inc. (a)	219	3,905
Standard Motor Products, Inc.	367	15,833
Titan International, Inc. (a)	648	9,545
XPEL, Inc. (a)	84	4,419
		$83,376

Banks — 15.30%
Allegiance Bancshares, Inc.	357	15,951
Ameris Bancorp	447	19,614
BancFirst Corp.	260	21,635
Bancorp, Inc. (a)	447	12,663
BankUnited, Inc.	570	25,057
Banner Corp.	393	23,002
Central Pacific Financial Corp.	556	15,512
City Holding Co.	229	18,022
Columbia Banking System, Inc.	551	17,781
Community Bank System, Inc.	347	24,342
Customers Bancorp, Inc. (a)	226	11,784
CVB Financial Corp.	1,275	29,593
Dime Community Bancshares, Inc.	524	18,115
Eagle Bancorp, Inc.	384	21,892
FB Financial Corp.	463	20,566
First Bancorp	461	19,256
First BanCorp	1,269	16,649
First Commonwealth Financial Corp.	1,279	19,390
First Financial Bancorp	1,052	24,249
First Hawaiian, Inc.	853	23,790
Flagstar Bancorp, Inc.	404	17,130
Hanmi Financial Corp.	624	15,357
Heritage Financial Corp.	448	11,227
Hilltop Holdings, Inc.	296	8,702

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
HomeStreet, Inc.	339	$16,062
Hope Bancorp, Inc.	1,403	22,560
Independent Bank Corp.	304	24,834
Independent Bank Group, Inc.	372	26,472
Lakeland Financial Corp.	298	21,754
Meta Financial Group, Inc.	243	13,346
National Bank Holdings Corp., Class A	444	17,884
NBT Bancorp, Inc.	550	19,871
OFG Bancorp	705	18,781
Park National Corp.	171	22,466
Preferred Bank	229	16,967
Renasant Corp.	455	15,220
S&T Bancorp, Inc.	594	17,571
Seacoast Banking Corp. of Florida	468	16,389
ServisFirst Bancshares, Inc.	433	41,261
Simmons First National Corp., Class A	766	20,085
Southside Bancshares, Inc.	455	18,578
Tompkins Financial Corp.	146	11,427
Triumph Bancorp, Inc. (a)	156	14,667
TrustCo Bank Corp.	179	5,715
Trustmark Corp.	509	15,468
United Community Banks, Inc.	953	33,164
Veritex Holdings, Inc.	573	21,871
Walker & Dunlop, Inc.	269	34,814
Westamerica BanCorp	341	20,630
		$959,136

Beverages — 0.75%
Celsius Holdings, Inc. (a)	143	7,891
Coca-Cola Consolidated, Inc.	16	7,949
MGP Ingredients, Inc.	218	18,659
National Beverage Corp.	289	12,571
		$47,070

Biotechnology — 0.56%
ANI Pharmaceuticals, Inc. (a)	108	3,036
Avid Bioservices, Inc. (a)	289	5,887
Emergent BioSolutions, Inc. (a)	173	7,103
Innoviva, Inc. (a)	571	11,049
iTeos Therapeutics, Inc. (a)	127	4,087
Organogenesis Holdings, Inc. (a)	522	3,978
		$35,140

Building Materials — 1.78%
AAON, Inc.	319	17,778
Apogee Enterprises, Inc.	117	5,553
Boise Cascade Co.	231	16,048
Griffon Corp.	547	10,956
PGT Innovations, Inc. (a)	614	11,040
SPX Corp. (a)	205	10,129
UFP Industries, Inc.	521	40,200
		$111,704

Chemicals — 3.95%
AdvanSix, Inc.	239	12,211
American Vanguard Corp.	544	11,054
Balchem Corp.	287	39,233
Ferro Corp. (a)	712	15,479

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
GCP Applied Technologies, Inc. (a)	477	$14,987
Hawkins, Inc.	248	11,383
HB Fuller Co.	501	33,101
Innospec, Inc.	189	17,492
Koppers Holdings, Inc.	150	4,128
Quaker Chemical Corp.	105	18,145
Rogers Corp. (a)	158	42,929
Stepan Co.	171	16,896
Trinseo PLC	140	6,709
Unifi, Inc. (a)	203	3,674
		$247,421

Coal — 0.27%
CONSOL Energy, Inc. (a)	158	5,946
SunCoke Energy, Inc.	531	4,731
Warrior Met Coal, Inc.	173	6,420
		$17,097

Commercial Services — 3.31%
ABM Industries, Inc.	264	12,155
Alarm.com Holdings, Inc. (a)	324	21,533
AMN Healthcare Services, Inc. (a)	246	25,665
Arlo Technologies, Inc. (a)	491	4,350
CoreCivic, Inc. (a)	594	6,635
CorVel Corp. (a)	92	15,497
Cross Country Healthcare, Inc. (a)	235	5,092
Deluxe Corp.	250	7,560
EVERTEC, Inc.	453	18,541
Forrester Research, Inc. (a)	281	15,854
Heidrick & Struggles International, Inc.	288	11,399
Korn Ferry	362	23,508
Medifast, Inc.	39	6,660
Monro, Inc.	131	5,809
Perdoceo Education Corp. (a)	585	6,716
Resources Connection, Inc.	868	14,878
TrueBlue, Inc. (a)	190	5,489
		$207,341

Computers — 1.69%
Corsair Gaming, Inc. (a)	223	4,719
ExlService Holdings, Inc. (a)	298	42,694
Insight Enterprises, Inc. (a)	322	34,557
NetScout Systems, Inc. (a)	565	18,125
TTEC Holdings, Inc.	74	6,107
		$106,202

Distribution/Wholesale — 0.62%
G-III Apparel Group Ltd. (a)	211	5,707
Resideo Technologies, Inc. (a)	394	9,389
ScanSource, Inc. (a)	483	16,804
Veritiv Corp. (a)	54	7,214
		$39,114

Diversified Financial Services — 2.96%
B Riley Financial, Inc.	160	11,194
Blucora, Inc. (a)	632	12,356
Brightsphere Investment Group, Inc.	401	9,724

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Encore Capital Group, Inc. (a)	335	$21,015
Enova International, Inc. (a)	326	12,378
EZCORP, Inc., Class A (a)	679	4,101
Greenhill & Co., Inc.	444	6,869
LendingTree, Inc. (a)	53	6,342
Mr Cooper Group, Inc. (a)	416	18,999
Piper Sandler Cos.	177	23,231
PRA Group, Inc. (a)	369	16,634
StoneX Group, Inc. (a)	261	19,374
Virtus Investment Partners, Inc.	28	6,720
WisdomTree Investments, Inc.	1,912	11,223
World Acceptance Corp. (a)	28	5,372
		$185,532

Electric — 0.59%
Avista Corp.	477	21,537
Unitil Corp.	306	15,263
		$36,800

Electrical Components & Equipment — 0.37%
Encore Wire Corp.	127	14,487
Insteel Industries, Inc.	237	8,767
		$23,254

Electronics — 2.36%
Advanced Energy Industries, Inc.	108	9,297
Badger Meter, Inc.	208	20,740
Benchmark Electronics, Inc.	258	6,460
Brady Corp., Class A	227	10,503
CTS Corp.	361	12,758
Knowles Corp. (a)	1,081	23,274
Mesa Laboratories, Inc.	53	13,509
OSI Systems, Inc. (a)	165	14,045
Plexus Corp. (a)	215	17,589
Sanmina Corp. (a)	272	10,994
TTM Technologies, Inc. (a)	603	8,936
		$148,105

Energy — Alternate Sources — 0.10%
Green Plains, Inc. (a)	205	6,357

Engineering & Construction — 1.70%
Comfort Systems USA, Inc.	349	31,064
Exponent, Inc.	312	33,712
Granite Construction, Inc.	253	8,298
MYR Group, Inc. (a)	220	20,689
NV5 Global, Inc. (a)	95	12,664
		$106,427

Entertainment — 0.35%
Golden Entertainment, Inc. (a)	193	11,207
Monarch Casino & Resort, Inc. (a)	126	10,991
		$22,198

Environmental Control — 0.10%
U.S. Ecology, Inc. (a)	127	6,081

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food — 2.52%
B&G Foods, Inc.	332	$8,957
Cal-Maine Foods, Inc.	339	18,720
Hostess Brands, Inc. (a)	1,395	30,606
J & J Snack Foods Corp.	116	17,992
John B Sanfilippo & Son, Inc.	78	6,508
Seneca Foods Corp., Class A (a)	105	5,412
Simply Good Foods Co. (a)	833	31,612
SpartanNash Co.	575	18,969
Tootsie Roll Industries, Inc.	308	10,768
United Natural Foods, Inc. (a)	199	8,229
		$157,773

Food Service — 0.13%
Healthcare Services Group, Inc.	442	8,208

Forest Products & Paper — 0.35%
Glatfelter Corp.	459	5,682
Mercer International, Inc.	690	9,626
Schweitzer-Mauduit International, Inc.	230	6,325
		$21,633

Gas — 0.77%
Chesapeake Utilities Corp.	131	18,046
Northwest Natural Holding Co.	386	19,964
South Jersey Industries, Inc.	303	10,469
		$48,479

Hand/Machine Tools — 0.48%
Enerpac Tool Group Corp.	376	8,230
Franklin Electric Co., Inc.	267	22,172
		$30,402

Healthcare — Products — 2.74%
CONMED Corp.	264	39,217
Cutera, Inc. (a)	107	7,383
Hanger, Inc. (a)	322	5,902
Integer Holdings Corp. (a)	138	11,119
Lantheus Holdings, Inc. (a)	191	10,564
LeMaitre Vascular, Inc.	259	12,036
Meridian Bioscience, Inc. (a)	415	10,773
Merit Medical Systems, Inc. (a)	341	22,683
Omnicell, Inc. (a)	248	32,114
Orthofix Medical, Inc. (a)	185	6,050
Varex Imaging Corp. (a)	484	10,304
Zynex, Inc.	631	3,931
		$172,076

Healthcare — Services — 1.70%
Addus HomeCare Corp. (a)	70	6,530
Community Health Systems, Inc. (a)	513	6,089
Ensign Group, Inc.	319	28,713
Fulgent Genetics, Inc. (a)	94	5,866
Joint Corp. (a)	121	4,282
MEDNAX, Inc. (a)	402	9,439
Pennant Group, Inc. (a)	266	4,956
RadNet, Inc. (a)	232	5,190
Select Medical Holdings Corp.	328	7,869
Tivity Health, Inc. (a)	447	14,380

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
U.S. Physical Therapy, Inc.	135	$13,426
		$106,740

Home Builders — 1.06%
Cavco Industries, Inc. (a)	57	13,728
Century Communities, Inc.	107	5,732
Installed Building Products, Inc.	75	6,337
LCI Industries	75	7,786
LGI Homes, Inc. (a)	66	6,447
M/I Homes, Inc. (a)	118	5,233
MDC Holdings, Inc.	178	6,736
Meritage Homes Corp. (a)	103	8,161
Winnebago Industries, Inc.	116	6,267
		$66,427

Home Furnishings — 0.21%
Ethan Allen Interiors, Inc.	327	8,525
Sleep Number Corp. (a)	94	4,767
		$13,292

Household Products — 0.67%
Edgewell Personal Care Co.	194	7,114
elf Beauty, Inc. (a)	524	13,535
Inter Parfums, Inc.	243	21,396
		$42,045

Household Products/Wares — 0.83%
Central Garden & Pet Co., Class A (a)	362	14,762
Central Garden & Pet Co. (a)	214	9,408
Quanex Building Products Corp.	472	9,907
WD-40 Co.	99	18,140
		$52,217

Insurance — 2.63%
American Equity Investment Life Holding Co.	240	9,578
AMERISAFE, Inc.	141	7,004
Assured Guaranty Ltd.	447	28,456
Employers Holdings, Inc.	313	12,839
Genworth Financial, Inc., Class A (a)	1,832	6,925
Horace Mann Educators Corp.	521	21,794
NMI Holdings, Inc., Class A (a)	626	12,908
Palomar Holdings, Inc. (a)	97	6,207
ProAssurance Corp.	532	14,300
Safety Insurance Group, Inc.	153	13,900
SiriusPoint Ltd. (a)	877	6,560
Stewart Information Services Corp.	338	20,486
Universal Insurance Holdings, Inc.	304	4,101
		$165,058

Internet — 1.28%
Cars.com, Inc. (a)	344	4,964
Cogent Communications Holdings, Inc.	311	20,635
ePlus, Inc. (a)	261	14,631
HealthStream, Inc. (a)	215	4,283
Perficient, Inc. (a)	187	20,587
Shutterstock, Inc.	80	7,446

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
TechTarget, Inc. (a)	92	$7,478
		$80,024

Iron & Steel — 0.16%
Allegheny Technologies, Inc. (a)	363	9,743

Lodging — 0.09%
Marcus Corp. (a)	309	5,469

Machinery — Diversified — 1.92%
Alamo Group, Inc.	96	13,804
Albany International Corp., Class A	230	19,394
Applied Industrial Technologies, Inc.	348	35,726
Ichor Holdings Ltd. (a)	146	5,200
Lindsay Corp.	57	8,950
SPX FLOW, Inc.	278	23,969
Tennant Co.	173	13,632
		$120,675

Media — 0.51%
EW Scripps Co., Class A (a)	515	10,707
Gannett Co., Inc. (a)	1,029	4,641
Scholastic Corp.	314	12,648
Thryv Holdings, Inc. (a)	144	4,049
		$32,045

Metal Fabrication & Hardware — 1.21%
AZZ, Inc.	262	12,639
Mueller Industries, Inc.	555	30,064
Olympic Steel, Inc.	123	4,730
Standex International Corp.	178	17,786
TimkenSteel Corp. (a)	249	5,448
Tredegar Corp.	436	5,228
		$75,895

Mining — 0.42%
Arconic Corp. (a)	334	8,557
Century Aluminum Co. (a)	229	6,025
Livent Corp. (a)	445	11,601
		$26,183

Miscellaneous Manufacture — 2.37%
EnPro Industries, Inc.	239	23,358
ESCO Technologies, Inc.	126	8,810
Fabrinet (a)	205	21,552
Federal Signal Corp.	488	16,470
Haynes International, Inc.	102	4,345
Hillenbrand, Inc.	488	21,555
John Bean Technologies Corp.	88	10,425
Materion Corp.	256	21,949
Myers Industries, Inc.	334	7,214
Sturm Ruger & Co., Inc.	182	12,671
		$148,349

Office Furnishings — 0.39%
HNI Corp.	402	14,894
Interface, Inc.	713	9,676
		$24,570

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas — 3.04%
Callon Petroleum Co. (a)	285	$16,838
Civitas Resources, Inc.	195	11,644
Helmerich & Payne, Inc.	281	12,021
Laredo Petroleum, Inc. (a)	71	5,619
Matador Resources Co.	701	37,139
Nabors Industries Ltd. (a)	35	5,345
Patterson-UTI Energy, Inc.	607	9,397
PBF Energy, Inc., Class A (a)	306	7,457
Ranger Oil Corp., Class A (a)	127	4,385
SM Energy Co.	774	30,147
Southwestern Energy Co. (a)	6,455	46,282
Talos Energy, Inc. (a)	283	4,469
		$190,743

Oil & Gas Services — 0.53%
Archrock, Inc.	1,414	13,051
Bristow Group, Inc. (a)	129	4,783
Oceaneering International, Inc. (a)	386	5,852
ProPetro Holding Corp. (a)	382	5,321
RPC, Inc. (a)	416	4,439
		$33,446

Packaging & Containers — 0.23%
Matthews International Corp., Class A	211	6,828
O-I Glass, Inc. (a)	571	7,526
		$14,354

Pharmaceuticals — 1.95%
Amphastar Pharmaceuticals, Inc. (a)	321	11,524
Corcept Therapeutics, Inc. (a)	303	6,823
Cytokinetics, Inc. (a)	243	8,945
Eagle Pharmaceuticals, Inc. (a)	85	4,207
Enanta Pharmaceuticals, Inc. (a)	83	5,908
Harmony Biosciences Holdings, Inc. (a)	117	5,692
Owens & Minor, Inc.	225	9,904
Pacira BioSciences, Inc. (a)	302	23,049
Phibro Animal Health Corp., Class A	461	9,197
Prestige Consumer Healthcare, Inc. (a)	357	18,899
Supernus Pharmaceuticals, Inc. (a)	206	6,658
USANA Health Sciences, Inc. (a)	142	11,282
		$122,088

Real Estate — 1.00%
Alexander & Baldwin, Inc.	647	15,004
Marcus & Millichap, Inc.	277	14,592
RE/MAX Holdings, Inc., Class A	200	5,546
Realogy Holdings Corp. (a)	844	13,234
St. Joe Co.	240	14,218
		$62,594

REITs — 11.27%
Acadia Realty Trust	740	16,036
Agree Realty Corp.	430	28,535
American Assets Trust, Inc.	439	16,634
Apollo Commercial Real Estate Finance, Inc.	1,131	15,755
Armada Hoffler Properties, Inc.	783	11,432
ARMOUR Residential REIT, Inc.	735	6,174

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Brandywine Realty Trust	1,321	$18,679
CareTrust REIT, Inc.	854	16,482
Centerspace	139	13,639
Chatham Lodging Trust (a)	756	10,425
Community Healthcare Trust, Inc.	285	12,030
Easterly Government Properties, Inc.	1,046	22,112
Ellington Financial, Inc.	942	16,720
Essential Properties Realty Trust, Inc.	1,213	30,689
Four Corners Property Trust, Inc.	614	16,603
Franklin BSP Realty Trust, Inc.	445	6,221
Franklin Street Properties Corp.	1,743	10,284
GEO Group, Inc. (a)	786	5,195
Getty Realty Corp.	254	7,269
Global Net Lease, Inc.	553	8,699
Granite Point Mortgage Trust, Inc.	1,308	14,545
Independence Realty Trust, Inc.	755	19,962
Industrial Logistics Properties Trust	624	14,146
Innovative Industrial Properties, Inc.	61	12,529
Invesco Mortgage Capital, Inc.	2,777	6,332
iStar, Inc.	266	6,227
KKR Real Estate Finance Trust, Inc.	816	16,818
LTC Properties, Inc.	220	8,463
LXP Industrial Trust	1,766	27,726
New York Mortgage Trust, Inc.	2,138	7,804
NexPoint Residential Trust, Inc.	185	16,707
Office Properties Income Trust	295	7,590
PennyMac Mortgage Investment Trust	881	14,880
Ready Capital Corp.	1,063	16,009
Redwood Trust, Inc.	1,709	17,996
Retail Opportunity Investments Corp.	1,331	25,808
RPT Realty	942	12,971
Safehold, Inc.	83	4,602
Saul Centers, Inc.	222	11,699
SITE Centers Corp.	1,260	21,055
Summit Hotel Properties, Inc. (a)	1,228	12,231
Tanger Factory Outlet Centers, Inc.	384	6,601
Two Harbors Investment Corp.	1,698	9,390
Uniti Group, Inc.	1,612	22,181
Universal Health Realty Income Trust	181	10,565
Urban Edge Properties	896	17,114
Urstadt Biddle Properties, Inc., Class A	716	13,468
Veris Residential, Inc. (a)	788	13,703
Washington Real Estate Investment Trust	682	17,391
Whitestone REIT	790	10,468
		$706,594

Retail — 4.37%
Abercrombie & Fitch Co., Class A (a)	445	14,236
America's Car-Mart, Inc. (a)	46	3,706
Asbury Automotive Group, Inc. (a)	60	9,612
Big Lots, Inc.	154	5,328
Bloomin' Brands, Inc.	304	6,670
Boot Barn Holdings, Inc. (a)	183	17,347
Buckle, Inc.	286	9,449
Caleres, Inc.	238	4,601
Cato Corp., Class A	232	3,401
Chico's FAS, Inc. (a)	1,033	4,958
Children's Place, Inc. (a)	86	4,240

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Chuy's Holdings, Inc. (a)	151	$4,077
Conn's, Inc. (a)	412	6,349
El Pollo Loco Holdings, Inc. (a)	736	8,552
Genesco, Inc. (a)	147	9,351
GMS, Inc. (a)	286	14,234
Group 1 Automotive, Inc.	102	17,119
Guess?, Inc.	250	5,462
Haverty Furniture Cos., Inc.	137	3,757
Hibbett, Inc.	97	4,301
Jack in the Box, Inc.	107	9,995
La-Z-Boy, Inc.	192	5,063
MarineMax, Inc. (a)	113	4,549
Movado Group, Inc.	247	9,645
ODP Corp. (a)	163	7,470
Patrick Industries, Inc.	90	5,427
PC Connection, Inc.	197	10,321
PetMed Express, Inc.	155	3,999
PriceSmart, Inc.	119	9,385
Ruth's Hospitality Group, Inc.	198	4,530
Sally Beauty Holdings, Inc. (a)	398	6,221
Shoe Carnival, Inc.	283	8,252
Signet Jewelers Ltd.	150	10,905
Sonic Automotive, Inc., Class A	104	4,421
Vera Bradley, Inc. (a)	484	3,712
World Fuel Services Corp.	319	8,626
Zumiez, Inc. (a)	117	4,471
		$273,742

Savings & Loans — 3.24%
Axos Financial, Inc. (a)	332	15,402
Banc of California, Inc.	633	12,255
Berkshire Hills Bancorp, Inc.	470	13,616
Brookline Bancorp, Inc.	1,136	17,972
Capitol Federal Financial, Inc.	716	7,790
Investors Bancorp, Inc.	2,142	31,980
Northfield Bancorp, Inc.	679	9,750
Northwest Bancshares, Inc.	1,555	21,008
Pacific Premier Bancorp, Inc.	617	21,811
Provident Financial Services, Inc.	938	21,949
WSFS Financial Corp.	629	29,324
		$202,857

Semiconductors — 2.19%
Axcelis Technologies, Inc. (a)	114	8,610
Cohu, Inc. (a)	200	5,920
Diodes, Inc. (a)	123	10,700
FormFactor, Inc. (a)	223	9,373
Kulicke & Soffa Industries, Inc.	177	9,916
MaxLinear, Inc. (a)	198	11,553
Onto Innovation, Inc. (a)	266	23,113
Photronics, Inc. (a)	601	10,199
Rambus, Inc. (a)	754	24,045
SMART Global Holdings, Inc. (a)	423	10,926
Ultra Clean Holdings, Inc. (a)	162	6,867
Veeco Instruments, Inc. (a)	213	5,791
		$137,013

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software — 2.79%
Allscripts Healthcare Solutions, Inc. (a)	386	$8,693
Apollo Medical Holdings, Inc. (a)	298	14,444
Bottomline Technologies DE, Inc. (a)	130	7,368
Computer Programs & Systems, Inc. (a)	166	5,719
CSG Systems International, Inc.	380	24,157
Digi International, Inc. (a)	530	11,406
Donnelley Financial Solutions, Inc. (a)	313	10,410
Ebix, Inc.	129	4,276
ManTech International Corp., Class A	299	25,771
NextGen Healthcare, Inc. (a)	646	13,508
PDF Solutions, Inc. (a)	177	4,933
Progress Software Corp.	361	16,999
Simulations Plus, Inc.	105	5,353
SPS Commerce, Inc. (a)	95	12,464
Xperi Holding Corp.	525	9,093
		$174,594

Telecommunications — 1.63%
ADTRAN, Inc.	256	4,723
ATN International, Inc.	150	5,982
Consolidated Communications Holdings, Inc. (a)	720	4,248
Extreme Networks, Inc. (a)	539	6,581
Harmonic, Inc. (a)	548	5,091
InterDigital, Inc.	256	16,333
NETGEAR, Inc. (a)	259	6,392
Shenandoah Telecommunications Co.	336	7,923
Viavi Solutions, Inc. (a)	871	14,006
Vonage Holdings Corp. (a)	1,512	30,678
		$101,957

Textiles — 0.32%
UniFirst Corp.	110	20,271

Transportation — 2.22%
ArcBest Corp.	172	13,846
Atlas Air Worldwide Holdings, Inc. (a)	306	26,429
Dorian LPG Ltd.	285	4,130
Forward Air Corp.	280	27,378
Heartland Express, Inc.	426	5,994
Hub Group, Inc., Class A (a)	245	18,916
Marten Transport Ltd.	918	16,304
Matson, Inc.	217	26,175
		$139,172

Trucking & Leasing — 0.10%
Greenbrier Cos., Inc.	124	6,387

Water — 1.38%
American States Water Co.	364	32,403
California Water Service Group	526	31,181
Middlesex Water Co.	217	22,822

$86,406
TOTAL COMMON STOCKS	$6,244,647

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
March 31, 2022 (unaudited)

INVESTMENT COMPANIES — 0.25%	Shares Held	Value
Money Market Fund — 0.25%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	15,535	$15,535
TOTAL INVESTMENT COMPANIES		$15,535
Total Investments		$6,260,182
Other Assets and Liabilities — 0.14%		8,667
Total Net Assets — 100.00%		$6,268,849

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	36.40%
Industrial	16.06%
Consumer, Non-cyclical	15.94%
Consumer, Cyclical	9.59%
Technology	6.66%
Basic Materials	4.86%
Energy	3.95%
Communications	3.41%
Utilities	2.74%
Money Market Fund	0.25%
Other Assets and Liabilities	0.14%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.72%	Shares Held	Value

Advertising — 0.03%
Entravision Communications Corp., Class A	30,056	$192,659

Aerospace & Defense — 0.13%
Barnes Group, Inc.	25,646	1,030,713

Agriculture — 0.23%
Alico, Inc.	3,897	146,371
Andersons, Inc.	7,297	366,747
Turning Point Brands, Inc.	8,337	283,541
Universal Corp.	10,563	613,394
Vector Group Ltd.	28,014	337,289
		$1,747,342

Apparel — 1.09%
Kontoor Brands, Inc.	32,939	1,362,028
Levi Strauss & Co., Class A	149,451	2,953,152
Oxford Industries, Inc.	8,722	789,341
Steven Madden Ltd.	61,906	2,392,048
Wolverine World Wide, Inc.	41,390	933,758
		$8,430,327

Auto Manufacturers — 0.04%
REV Group, Inc.	24,038	322,109

Auto Parts & Equipment — 0.86%
Dana, Inc.	57,529	1,010,785
Gentherm, Inc. (a)	9,560	698,262
Goodyear Tire & Rubber Co. (a)	186,991	2,672,101
Methode Electronics, Inc.	25,016	1,081,942
Shyft Group, Inc.	17,556	633,947
Standard Motor Products, Inc.	13,076	564,099
		$6,661,136

Banks — 8.34%
1st Source Corp.	11,022	509,768
Ameris Bancorp	70,674	3,101,175
Bancorp, Inc. (a)	44,421	1,258,447
Byline Bancorp, Inc.	28,820	768,918
Camden National Corp.	8,406	395,418
Cathay General Bancorp	62,825	2,811,419
City Holding Co.	13,275	1,044,742
Community Trust Bancorp, Inc.	13,601	560,361
Customers Bancorp, Inc. (a)	29,257	1,525,460
CVB Financial Corp.	130,685	3,033,199
Eagle Bancorp, Inc.	23,483	1,338,766
Enterprise Financial Services Corp.	27,996	1,324,491
FB Financial Corp.	25,613	1,137,729
First Bancshares, Inc.	16,953	570,638
First Busey Corp.	31,950	809,613
First Financial Bancorp	79,419	1,830,608
First Financial Corp.	13,383	579,216
First Foundation, Inc.	30,444	739,485
First Merchants Corp.	36,943	1,536,829
First of Long Island Corp.	15,944	310,270
German American Bancorp, Inc.	8,236	312,886
Hanmi Financial Corp.	21,651	532,831
Hilltop Holdings, Inc.	115,213	3,387,262
Home BancShares, Inc.	121,669	2,749,719
Hope Bancorp, Inc.	143,595	2,309,008

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Horizon Bancorp, Inc.	19,273	$359,827
Independent Bank Corp.	19,275	424,050
Independent Bank Group, Inc.	27,419	1,951,136
Kearny Financial Corp.	75,458	971,899
Lakeland Bancorp, Inc.	47,561	794,269
Lakeland Financial Corp.	44,283	3,232,659
Merchants Bancorp	12,196	333,926
Meta Financial Group, Inc.	29,459	1,617,888
Metropolitan Bank Holding Corp. (a)	8,108	825,151
Midland States Bancorp, Inc.	15,731	453,997
Origin Bancorp, Inc.	9,902	418,756
Preferred Bank	10,790	799,431
Premier Financial Corp.	18,431	559,012
QCR Holdings, Inc.	12,622	714,279
Sandy Spring Bancorp, Inc.	27,568	1,238,355
ServisFirst Bancshares, Inc.	29,591	2,819,726
Simmons First National Corp., Class A	76,521	2,006,381
Stock Yards Bancorp, Inc.	11,909	629,986
Tompkins Financial Corp.	6,417	502,259
TriCo Bancshares	18,412	737,032
Triumph Bancorp, Inc. (a)	22,319	2,098,432
UMB Financial Corp.	44,963	4,368,605
Veritex Holdings, Inc.	36,743	1,402,480
Washington Trust Bancorp, Inc.	11,199	587,948
		$64,325,742

Beverages — 0.16%
Coca-Cola Consolidated, Inc.	1,798	893,337
MGP Ingredients, Inc.	3,836	328,323
		$1,221,660

Biotechnology — 2.58%
Agenus, Inc. (a)	223,242	549,175
AnaptysBio, Inc. (a)	12,262	303,362
ANI Pharmaceuticals, Inc. (a)	3,890	109,348
Avid Bioservices, Inc. (a)	31,516	641,981
Cara Therapeutics, Inc. (a)	84,115	1,021,997
Cardiff Oncology, Inc. (a)	50,213	124,528
Cassava Sciences, Inc. (a),(b)	89,875	3,337,958
Celldex Therapeutics, Inc. (a)	29,820	1,015,669
Clearside Biomedical, Inc. (a)	38,635	88,474
Curis, Inc. (a)	87,511	208,276
Dynavax Technologies Corp. (a)	109,530	1,187,305
EyePoint Pharmaceuticals, Inc. (a)	7,413	90,068
Harvard Bioscience, Inc. (a)	18,918	117,481
Ideaya Biosciences, Inc. (a)	14,647	163,900
ImmunoGen, Inc. (a)	112,106	533,625
Innoviva, Inc. (a)	75,984	1,470,290
Intercept Pharmaceuticals, Inc. (a),(b)	60,235	980,024
Intra-Cellular Therapies, Inc. (a)	31,138	1,905,334
Lexicon Pharmaceuticals, Inc. (a)	35,482	74,157
Ligand Pharmaceuticals, Inc. (a)	12,176	1,369,678
Lineage Cell Therapeutics, Inc. (a)	45,159	69,545
Myriad Genetics, Inc. (a)	38,897	980,204
Oncternal Therapeutics, Inc. (a)	31,956	44,419
Organogenesis Holdings, Inc. (a)	53,069	404,386
Prothena Corp. PLC (a)	19,738	721,819
Puma Biotechnology, Inc. (a)	33,483	96,431

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Radius Health, Inc. (a)	35,244	$311,205
Selecta Biosciences, Inc. (a)	37,881	46,594
Surface Oncology, Inc. (a)	38,952	114,519
Sutro Biopharma, Inc. (a)	21,406	175,957
TransMedics Group, Inc. (a)	14,014	377,537
Verastem, Inc. (a)	148,363	209,192
Vericel Corp. (a)	24,905	951,869
VistaGen Therapeutics, Inc. (a)	78,879	97,810
		$19,894,117

Building Materials — 0.85%
Apogee Enterprises, Inc.	16,646	790,019
Boise Cascade Co.	36,403	2,528,917
Griffon Corp.	21,866	437,976
UFP Industries, Inc.	36,526	2,818,346
		$6,575,258

Chemicals — 2.39%
AdvanSix, Inc.	19,122	976,943
Balchem Corp.	17,418	2,381,041
Cabot Corp.	39,327	2,690,360
HB Fuller Co.	42,654	2,818,150
Ingevity Corp. (a)	24,825	1,590,538
Koppers Holdings, Inc.	10,197	280,621
Minerals Technologies, Inc.	18,303	1,210,743
NewMarket Corp.	7,596	2,463,991
Sensient Technologies Corp.	31,748	2,665,245
Trinseo PLC	28,396	1,360,736
		$18,438,368

Coal — 0.41%
Alpha Metallurgical Resources, Inc. (a)	12,553	1,656,494
CONSOL Energy, Inc. (a)	22,533	847,917
SunCoke Energy, Inc.	70,323	626,578
		$3,130,989

Commercial Services — 5.23%
ABM Industries, Inc.	72,785	3,351,021
AMN Healthcare Services, Inc. (a)	38,428	4,009,193
Brink's Co.	35,980	2,446,640
Carriage Services, Inc.	11,037	588,603
Cass Information Systems, Inc.	5,773	213,081
CBIZ, Inc. (a)	28,385	1,191,319
CorVel Corp. (a)	3,615	608,911
CRA International, Inc.	3,561	300,050
Deluxe Corp.	24,017	726,274
EVERTEC, Inc.	46,982	1,922,973
Franklin Covey Co. (a)	5,907	267,115
Graham Holdings Co., Class B	3,106	1,899,226
H&R Block, Inc.	188,864	4,918,019
Hackett Group, Inc.	16,377	377,654
Herc Holdings, Inc.	12,648	2,113,354
ICF International, Inc.	10,618	999,579
Information Services Group, Inc.	34,134	232,453
Insperity, Inc.	25,289	2,539,521
John Wiley & Sons, Inc., Class A	25,333	1,343,409
Kforce, Inc.	13,934	1,030,698
Korn Ferry	32,412	2,104,835

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Medifast, Inc.	6,582	$1,124,074
Monro, Inc.	10,483	464,816
Rent-A-Center, Inc.	34,991	881,423
Resources Connection, Inc.	15,451	264,830
Stride, Inc. (a)	24,995	908,068
Transcat, Inc. (a)	2,465	200,010
Triton International Ltd.	47,045	3,301,618
		$40,328,767

Computers — 1.19%
ExlService Holdings, Inc. (a)	25,829	3,700,521
Insight Enterprises, Inc. (a)	40,722	4,370,285
Rimini Street, Inc. (a)	29,858	173,176
Super Micro Computer, Inc. (a)	23,645	900,165
		$9,144,147

Distribution/Wholesale — 1.13%
A-Mark Precious Metals, Inc.	4,364	337,512
Avient Corp.	43,871	2,105,808
G-III Apparel Group Ltd. (a)	22,303	603,296
Leslie's, Inc. (a)	123,803	2,396,826
Resideo Technologies, Inc. (a)	70,006	1,668,243
ScanSource, Inc. (a)	7,442	258,907
Titan Machinery, Inc. (a)	14,630	413,444
Veritiv Corp. (a)	6,857	916,027
		$8,700,063

Diversified Financial Services — 6.24%
Alliance Data Systems Corp.	55,291	3,104,590
Atlanticus Holdings Corp. (a)	3,983	206,280
B Riley Financial, Inc.	48,602	3,400,196
Brightsphere Investment Group, Inc.	134,186	3,254,010
Columbia Financial, Inc. (a)	43,715	940,310
Cowen, Inc., Class A	79,403	2,151,821
Diamond Hill Investment Group, Inc.	2,560	479,488
Encore Capital Group, Inc. (a)	44,159	2,770,094
Enova International, Inc. (a)	36,605	1,389,892
Federated Hermes, Inc.	105,101	3,579,740
Houlihan Lokey, Inc.	60,866	5,344,035
Moelis & Co., Class A	79,918	3,752,150
Mr Cooper Group, Inc. (a)	136,081	6,214,819
Navient Corp.	284,516	4,848,153
Piper Sandler Cos.	14,141	1,856,006
Regional Management Corp.	8,374	406,725
StepStone Group, Inc., Class A	47,403	1,567,143
Victory Capital Holdings, Inc., Class A	12,495	360,731
Virtus Investment Partners, Inc.	7,423	1,781,446
World Acceptance Corp. (a)	3,854	739,351
		$48,146,980

Electric — 1.01%
Avista Corp.	50,899	2,298,090
Otter Tail Corp.	18,084	1,130,250
Portland General Electric Co.	71,271	3,930,596
Unitil Corp.	8,720	434,953
		$7,793,889

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment — 0.48%
Encore Wire Corp.	13,441	$1,533,215
Energizer Holdings, Inc.	58,437	1,797,522
Insteel Industries, Inc.	10,187	376,817
		$3,707,554

Electronics — 2.71%
Advanced Energy Industries, Inc.	23,302	2,005,836
Atkore, Inc. (a)	31,657	3,116,315
Avnet, Inc.	118,590	4,813,568
Badger Meter, Inc.	14,752	1,470,922
Benchmark Electronics, Inc.	26,072	652,843
Comtech Telecommunications Corp.	14,722	230,988
CTS Corp.	20,767	733,906
Fluidigm Corp. (a),(b)	45,159	162,121
Kimball Electronics, Inc. (a)	6,277	125,477
Napco Security Technologies, Inc. (a)	5,986	122,833
NVE Corp.	3,120	169,946
OSI Systems, Inc. (a)	20,021	1,704,188
Sanmina Corp. (a)	47,564	1,922,537
Vicor Corp. (a)	12,546	885,120
Vishay Intertechnology, Inc.	139,969	2,743,392
		$20,859,992

Engineering & Construction — 1.11%
Arcosa, Inc.	45,994	2,633,157
Comfort Systems USA, Inc.	20,214	1,799,248
Granite Construction, Inc.	33,817	1,109,198
MYR Group, Inc. (a)	12,134	1,141,081
NV5 Global, Inc. (a)	7,220	962,426
Primoris Services Corp.	37,654	896,918
		$8,542,028

Entertainment — 0.24%
RCI Hospitality Holdings, Inc.	2,271	139,575
Warner Music Group Corp., Class A	45,435	1,719,715
		$1,859,290

Environmental Control — 0.72%
Casella Waste Systems, Inc., Class A (a)	18,574	1,628,011
Centrus Energy Corp., Class A (a)	3,517	118,523
Energy Recovery, Inc. (a)	31,739	639,223
Evoqua Water Technologies Corp. (a)	67,251	3,159,452
		$5,545,209

Food — 1.66%
B&G Foods, Inc.	55,176	1,488,648
Hain Celestial Group, Inc. (a)	43,886	1,509,678
Hostess Brands, Inc. (a)	72,561	1,591,988
Ingles Markets, Inc., Class A	4,932	439,195
John B Sanfilippo & Son, Inc.	3,650	304,556
Seaboard Corp.	48	201,864
Simply Good Foods Co. (a)	30,182	1,145,407
SpartanNash Co.	18,660	615,593
Sprouts Farmers Market, Inc. (a)	153,144	4,897,545
United Natural Foods, Inc. (a)	15,422	637,700
		$12,832,174

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food Service — 0.25%
Healthcare Services Group, Inc.	102,295	$1,899,618

Forest Products & Paper — 0.10%
Neenah, Inc.	10,377	411,552
Schweitzer-Mauduit International, Inc.	14,389	395,697
		$807,249

Gas — 1.47%
Chesapeake Utilities Corp.	4,905	675,713
National Fuel Gas Co.	40,868	2,807,631
South Jersey Industries, Inc.	110,998	3,834,981
Southwest Gas Holdings, Inc.	50,858	3,981,673
		$11,299,998

Hand/Machine Tools — 0.25%
Franklin Electric Co., Inc.	23,667	1,965,308

Healthcare — Products — 4.99%
Accuray, Inc. (a)	40,365	133,608
AngioDynamics, Inc. (a)	22,552	485,770
AtriCure, Inc. (a)	26,436	1,736,052
Atrion Corp.	864	616,032
Avanos Medical, Inc. (a)	43,650	1,462,275
Axogen, Inc. (a)	11,132	88,388
Axonics, Inc. (a)	39,621	2,480,275
Bionano Genomics, Inc. (a),(b)	584,308	1,507,515
Castle Biosciences, Inc. (a)	10,966	491,935
Co.-Diagnostics, Inc. (a)	49,652	306,849
CONMED Corp.	27,664	4,109,487
Cutera, Inc. (a)	19,471	1,343,499
Eargo, Inc. (a)	156,908	830,043
ICU Medical, Inc. (a)	9,919	2,208,366
Inogen, Inc. (a)	12,816	415,495
Integer Holdings Corp. (a)	14,929	1,202,830
Invacare Corp. (a)	30,961	43,655
iRadimed Corp.	2,720	121,965
Lantheus Holdings, Inc. (a)	42,285	2,338,783
LeMaitre Vascular, Inc.	15,212	706,902
Meridian Bioscience, Inc. (a)	22,992	596,872
Merit Medical Systems, Inc. (a)	27,500	1,829,300
Natus Medical, Inc. (a)	12,150	319,302
Neogen Corp. (a)	43,772	1,349,928
NuVasive, Inc. (a)	72,000	4,082,400
Orthofix Medical, Inc. (a)	9,936	324,907
OrthoPediatrics Corp. (a)	7,222	389,916
Patterson Cos., Inc.	114,462	3,705,135
Quanterix Corp. (a)	13,449	392,576
SI-BONE, Inc. (a)	27,030	610,878
Sientra, Inc. (a)	50,016	111,036
Silk Road Medical, Inc. (a)	16,068	663,448
Surmodics, Inc. (a)	3,648	165,364
T2 Biosystems, Inc. (a),(b)	158,992	83,328
Treace Medical Concepts, Inc. (a)	11,573	218,845
Varex Imaging Corp. (a)	32,866	699,717
ViewRay, Inc. (a)	71,624	280,766
		$38,453,442

Healthcare — Services — 1.70%
Agiliti, Inc. (a)	16,041	338,465

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
ATI Physical Therapy, Inc. (a)	85,164	$160,108
Aveanna Healthcare Holdings, Inc. (a)	44,658	152,284
Brookdale Senior Living, Inc. (a)	170,989	1,205,472
Community Health Systems, Inc. (a)	92,386	1,096,622
Ensign Group, Inc.	29,250	2,632,792
Innovage Holding Corp. (a)	41,328	265,326
Inotiv, Inc. (a)	3,270	85,609
Joint Corp. (a)	10,761	380,832
MEDNAX, Inc. (a)	45,488	1,068,058
ModivCare, Inc. (a)	5,735	661,762
National HealthCare Corp.	4,699	330,011
Neuronetics, Inc. (a)	21,167	64,136
OPKO Health, Inc. (a)	246,530	848,063
Pennant Group, Inc. (a)	5,759	107,290
RadNet, Inc. (a)	22,537	504,153
Surgery Partners, Inc. (a)	29,156	1,605,038
Tivity Health, Inc. (a)	37,087	1,193,089
U.S. Physical Therapy, Inc.	4,488	446,331
		$13,145,441

Home Builders — 1.00%
Century Communities, Inc.	25,873	1,386,016
Hovnanian Enterprises, Inc., Class A (a)	3,608	213,233
LCI Industries	9,790	1,016,300
Skyline Champion Corp. (a)	28,602	1,569,678
Tri Pointe Homes, Inc. (a)	90,511	1,817,461
Winnebago Industries, Inc.	31,941	1,725,772
		$7,728,460

Home Furnishings — 0.85%
Ethan Allen Interiors, Inc.	18,839	491,133
Lovesac Co. (a)	12,055	651,693
Sonos, Inc. (a)	173,767	4,903,705
Universal Electronics, Inc. (a)	4,275	133,551
Vizio Holding Corp., Class A (a)	41,495	368,890
		$6,548,972

Household Products — 0.24%
Edgewell Personal Care Co.	33,384	1,224,191
Inter Parfums, Inc.	7,161	630,526
		$1,854,717

Household Products/Wares — 0.37%
ACCO Brands Corp.	19,148	153,184
Central Garden & Pet Co., Class A (a)	17,226	702,476
Quanex Building Products Corp.	20,563	431,617
Spectrum Brands Holdings, Inc.	17,583	1,559,964
		$2,847,241

Insurance — 1.84%
Enstar Group Ltd. (a)	11,972	3,126,488
Mercury General Corp.	60,990	3,354,450
Radian Group, Inc.	246,741	5,480,118
Stewart Information Services Corp.	37,325	2,262,268
		$14,223,324

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet — 1.94%
Cargurus, Inc. (a)	92,021	$3,907,212
ChannelAdvisor Corp. (a)	16,701	276,736
ePlus, Inc. (a)	13,688	767,349
HealthStream, Inc. (a)	13,708	273,063
Perficient, Inc. (a)	46,982	5,172,248
Revolve Group, Inc. (a)	37,533	2,015,147
Shutterstock, Inc.	27,699	2,578,223
		$14,989,978

Investment Companies — 0.47%
Golub Capital BDC, Inc.	238,723	3,630,977

Iron & Steel — 0.47%
Commercial Metals Co.	87,879	3,657,524

Leisure Time — 0.61%
Acushnet Holdings Corp.	20,136	810,675
Camping World Holdings, Inc., Class A	59,514	1,663,416
Clarus Corp.	15,353	349,741
OneWater Marine, Inc., Class A	3,572	123,056
Vista Outdoor, Inc. (a)	49,060	1,750,952
		$4,697,840

Lodging — 0.01%
Full House Resorts, Inc. (a)	9,474	91,045

Machinery — Construction & Mining — 0.29%
Terex Corp.	63,759	2,273,646

Machinery — Diversified — 1.78%
Albany International Corp., Class A	15,147	1,277,195
Altra Industrial Motion Corp.	26,072	1,014,983
Applied Industrial Technologies, Inc.	16,531	1,697,072
Cactus, Inc., Class A	32,704	1,855,625
Ichor Holdings Ltd. (a)	22,243	792,296
Kadant, Inc.	2,985	579,657
Lindsay Corp.	6,760	1,061,388
Mueller Water Products, Inc., Class A	133,394	1,723,450
Tennant Co.	10,502	827,558
Watts Water Technologies, Inc., Class A	20,467	2,856,988
		$13,686,212

Media — 0.74%
AMC Networks, Inc., Class A (a)	20,390	828,446
EW Scripps Co., Class A (a)	17,838	370,852
Gray Television, Inc.	38,427	848,084
Scholastic Corp.	10,876	438,085
Sinclair Broadcast Group, Inc., Class A	24,329	681,698
TEGNA, Inc.	85,832	1,922,637
WideOpenWest, Inc. (a)	34,391	599,779
		$5,689,581

Metal Fabrication & Hardware — 0.69%
AZZ, Inc.	11,895	573,815
Helios Technologies, Inc.	10,460	839,415
Mueller Industries, Inc.	25,316	1,371,368
Standex International Corp.	9,751	974,320
Worthington Industries, Inc.	30,259	1,555,615
		$5,314,533

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Mining — 0.10%
Kaiser Aluminum Corp.	8,025	$755,634

Miscellaneous Manufacture — 1.27%
American Outdoor Brands, Inc. (a)	8,489	111,461
EnPro Industries, Inc.	10,152	992,155
Federal Signal Corp.	26,996	911,115
Hillenbrand, Inc.	55,538	2,453,113
John Bean Technologies Corp.	19,165	2,270,478
Myers Industries, Inc.	17,784	384,134
Smith & Wesson Brands, Inc.	110,239	1,667,916
Sturm Ruger & Co., Inc.	14,030	976,769
		$9,767,141

Office & Business Equipment — 0.73%
Xerox Holdings Corp.	278,126	5,609,801

Office Furnishings — 0.12%
HNI Corp.	17,149	635,371
Interface, Inc.	19,099	259,173
		$894,544

Oil & Gas — 4.00%
Brigham Minerals, Inc., Class A	25,011	639,031
California Resources Corp.	62,900	2,813,517
Callon Petroleum Co. (a)	76,805	4,537,639
Civitas Resources, Inc.	45,370	2,709,043
Comstock Resources, Inc. (a)	150,692	1,966,531
Falcon Minerals Corp.	43,798	295,198
Matador Resources Co.	94,214	4,991,458
Oasis Petroleum, Inc.	22,866	3,345,296
PDC Energy, Inc.	58,831	4,275,837
SilverBow Resources, Inc. (a)	7,741	247,712
Transocean Ltd. (a)	1,100,290	5,028,325
		$30,849,587

Oil & Gas Services — 0.93%
Archrock, Inc.	81,595	753,122
ChampionX Corp. (a)	102,052	2,498,233
Core Laboratories NV	56,725	1,794,212
Oceaneering International, Inc. (a)	52,428	794,808
Solaris Oilfield Infrastructure, Inc., Class A	19,134	216,023
TETRA Technologies, Inc. (a)	92,735	381,141
Weatherford International PLC (a)	21,149	704,261
		$7,141,800

Packaging & Containers — 0.65%
Greif, Inc., Class A	17,827	1,159,825
Matthews International Corp., Class A	8,858	286,645
Silgan Holdings, Inc.	76,598	3,541,125
		$4,987,595

Pharmaceuticals — 5.02%
Aclaris Therapeutics, Inc. (a)	25,318	436,482
Agios Pharmaceuticals, Inc. (a)	65,008	1,892,383
Akebia Therapeutics, Inc. (a)	143,710	103,169
Alkermes PLC (a)	154,691	4,069,920
Amneal Pharmaceuticals, Inc. (a)	68,507	285,674
Amphastar Pharmaceuticals, Inc. (a)	23,549	845,409

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Anika Therapeutics, Inc. (a)	8,469	$212,657
Antares Pharma, Inc. (a)	68,546	281,039
Catalyst Pharmaceuticals, Inc. (a)	78,804	653,285
Clovis Oncology, Inc. (a),(b)	269,623	544,638
Coherus Biosciences, Inc. (a)	49,964	645,035
Collegium Pharmaceutical, Inc. (a)	19,797	403,067
Cytokinetics, Inc. (a)	55,312	2,036,035
Eagle Pharmaceuticals, Inc. (a)	8,146	403,146
Endo International PLC (a)	281,350	649,918
Harrow Health, Inc. (a)	10,469	71,399
Heat Biologics, Inc. (a)	21,392	65,460
Heska Corp. (a)	4,267	590,041
Ironwood Pharmaceuticals, Inc. (a)	228,919	2,879,801
Jaguar Health, Inc. (a),(b)	108,500	76,872
Jounce Therapeutics, Inc. (a)	18,373	124,753
MannKind Corp. (a)	188,959	695,369
Option Care Health, Inc. (a)	163,901	4,681,013
Owens & Minor, Inc.	86,290	3,798,486
Pacira BioSciences, Inc. (a)	39,616	3,023,493
Paratek Pharmaceuticals, Inc. (a)	33,301	98,904
PetIQ, Inc. (a)	48,295	1,178,398
Phibro Animal Health Corp., Class A	11,650	232,417
Premier, Inc., Class A	105,014	3,737,448
Prestige Consumer Healthcare, Inc. (a)	31,088	1,645,799
SIGA Technologies, Inc. (a)	25,069	177,739
Supernus Pharmaceuticals, Inc. (a)	43,787	1,415,196
USANA Health Sciences, Inc. (a)	4,986	396,138
Vanda Pharmaceuticals, Inc. (a)	33,026	373,524
		$38,724,107

Pipelines — 1.00%
Antero Midstream Corp.	405,294	4,405,546
Equitrans Midstream Corp.	357,482	3,017,148
Kinetik Holdings, Inc.	4,308	280,063
		$7,702,757

Real Estate — 0.58%
Alexander & Baldwin, Inc.	36,420	844,580
Douglas Elliman, Inc.	15,846	115,676
Kennedy-Wilson Holdings, Inc.	69,646	1,698,666
Newmark Group, Inc., Class A	65,705	1,046,023
RE/MAX Holdings, Inc., Class A	19,546	542,010
RMR Group, Inc., Class A	7,957	247,463
		$4,494,418

REITs — 6.85%
Ares Commercial Real Estate Corp.	77,529	1,203,250
Brandywine Realty Trust	293,849	4,155,025
Broadstone Net Lease, Inc.	159,400	3,471,732
CareTrust REIT, Inc.	99,266	1,915,834
Corporate Office Properties Trust	137,688	3,929,616
CTO Realty Growth, Inc.	4,970	329,610
Essential Properties Realty Trust, Inc.	108,076	2,734,323
GEO Group, Inc. (a)	236,522	1,563,410
Getty Realty Corp.	31,213	893,316
Gladstone Commercial Corp.	32,831	722,939
Healthcare Realty Trust, Inc.	188,424	5,177,892
Industrial Logistics Properties Trust	49,565	1,123,639

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
KKR Real Estate Finance Trust, Inc.	134,813	$2,778,496
LTC Properties, Inc.	59,269	2,280,078
National Health Investors, Inc.	57,951	3,419,689
National Storage Affiliates Trust	106,133	6,660,907
NexPoint Residential Trust, Inc.	15,161	1,369,190
One Liberty Properties, Inc.	8,851	272,522
PotlatchDeltic Corp.	59,459	3,135,273
Preferred Apartment Communities, Inc.	38,946	971,313
Retail Value, Inc.	46,597	142,587
Saul Centers, Inc.	3,955	208,428
Tanger Factory Outlet Centers, Inc.	87,959	1,512,015
UMH Properties, Inc.	26,635	654,955
Urban Edge Properties	96,835	1,849,548
Urstadt Biddle Properties, Inc., Class A	16,745	314,973
		$52,790,560

Retail — 7.75%
Abercrombie & Fitch Co., Class A (a)	88,423	2,828,652
Academy Sports & Outdoors, Inc.	140,339	5,529,357
Asbury Automotive Group, Inc. (a)	11,692	1,873,058
Bassett Furniture Industries, Inc.	5,016	83,065
Big 5 Sporting Goods Corp. (b)	48,730	835,720
BlueLinx Holdings, Inc. (a)	11,659	838,049
Boot Barn Holdings, Inc. (a)	23,085	2,188,227
Buckle, Inc.	35,199	1,162,975
Caleres, Inc.	24,656	476,600
Cato Corp., Class A	6,767	99,204
Citi Trends, Inc. (a)	10,486	321,134
Dillard's, Inc., Class A	15,876	4,260,960
Duluth Holdings, Inc., Class B (a)	14,941	182,728
Franchise Group, Inc.	13,682	566,845
Genesco, Inc. (a)	5,351	340,377
GMS, Inc. (a)	26,492	1,318,507
Group 1 Automotive, Inc.	8,718	1,463,142
Haverty Furniture Cos., Inc.	17,165	470,664
Hibbett, Inc.	24,918	1,104,864
Jack in the Box, Inc.	33,817	3,158,846
La-Z-Boy, Inc.	32,129	847,242
MarineMax, Inc. (a)	18,718	753,587
Movado Group, Inc.	7,645	298,537
MSC Industrial Direct Co., Inc., Class A	69,941	5,959,673
Murphy USA, Inc.	16,839	3,367,126
National Vision Holdings, Inc. (a)	57,605	2,509,850
Nu Skin Enterprises, Inc., Class A	30,046	1,438,602
OptimizeRx Corp. (a)	8,001	301,718
Papa John's International, Inc.	33,526	3,529,617
Patrick Industries, Inc.	14,085	849,325
PC Connection, Inc.	7,165	375,374
PriceSmart, Inc.	9,080	716,140
Qurate Retail, Inc., Series A	366,909	1,746,487
Rush Enterprises, Inc., Class A	15,372	782,589
Sally Beauty Holdings, Inc. (a)	67,222	1,050,680
Shoe Carnival, Inc.	16,388	477,874
Signet Jewelers Ltd.	33,439	2,431,015
Sonic Automotive, Inc., Class A	17,735	753,915
Tilly's, Inc., Class A	23,239	217,517
Winmark Corp.	795	174,900

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
World Fuel Services Corp.	75,367	$2,037,924
		$59,722,666

Savings & Loans — 1.10%
Axos Financial, Inc. (a)	38,626	1,791,860
Flushing Financial Corp.	26,039	581,972
Hingham Institution For Savings The	1,994	684,341
Northfield Bancorp, Inc.	49,320	708,235
OceanFirst Financial Corp.	41,918	842,552
Pacific Premier Bancorp, Inc.	59,185	2,092,190
Provident Financial Services, Inc.	53,669	1,255,854
Waterstone Financial, Inc.	26,743	517,210
		$8,474,214

Semiconductors — 1.81%
Alpha & Omega Semiconductor Ltd. (a)	18,313	1,000,805
Diodes, Inc. (a)	27,126	2,359,691
EMCORE Corp. (a)	28,091	103,937
MACOM Technology Solutions Holdings, Inc. (a)	38,534	2,307,031
Onto Innovation, Inc. (a)	25,388	2,205,963
Semtech Corp. (a)	37,691	2,613,494
SMART Global Holdings, Inc. (a)	93,763	2,421,898
Veeco Instruments, Inc. (a)	34,015	924,868
		$13,937,687

Software — 3.38%
Altair Engineering, Inc., Class A (a)	32,265	2,077,866
American Software, Inc., Class A	13,535	282,069
Blackbaud, Inc. (a)	35,556	2,128,738
Cerence, Inc. (a)	42,931	1,549,809
CommVault Systems, Inc. (a)	39,150	2,597,602
Computer Programs & Systems, Inc. (a)	10,597	365,067
Convey Health Solutions Holdings, Inc. (a)	12,238	80,037
CSG Systems International, Inc.	29,294	1,862,220
Donnelley Financial Solutions, Inc. (a)	14,801	492,281
Ebix, Inc.	17,524	580,921
Evolent Health, Inc., Class A (a)	52,409	1,692,811
Health Catalyst, Inc. (a)	45,073	1,177,757
Loyalty Ventures, Inc. (a)	22,139	365,958
NextGen Healthcare, Inc. (a)	34,762	726,873
Phreesia, Inc. (a)	32,983	869,432
Privia Health Group, Inc. (a)	33,234	888,345
Progress Software Corp.	32,043	1,508,905
Sciplay Corp., Class A (a)	33,308	430,339
Signify Health, Inc., Class A (a)	115,528	2,096,833
Simulations Plus, Inc.	12,298	626,952
SPS Commerce, Inc. (a)	19,552	2,565,222
Xperi Holding Corp.	59,695	1,033,917
Zedge, Inc., Class B (a)	13,819	84,158
		$26,084,112

Telecommunications — 2.55%
A10 Networks, Inc.	50,664	706,763
ADTRAN, Inc.	33,182	612,208
Aviat Networks, Inc. (a)	13,283	408,718
Calix, Inc. (a)	38,056	1,632,983
Cambium Networks Corp. (a)	17,110	404,481
Casa Systems, Inc. (a)	25,629	115,843

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Clearfield, Inc. (a)	6,410	$418,060
CommScope Holding Co., Inc. (a)	266,937	2,103,464
Consolidated Communications Holdings, Inc. (a)	36,286	214,087
Extreme Networks, Inc. (a)	80,143	978,546
IDT Corp., Class B (a)	14,280	486,805
InterDigital, Inc.	28,636	1,826,977
Ribbon Communications, Inc. (a)	45,737	141,327
Switch, Inc., Class A	176,689	5,445,555
Telephone & Data Systems, Inc.	112,141	2,117,222
Viasat, Inc. (a)	41,330	2,016,904
		$19,629,943

Toys, Games & Hobbies — 0.07%
Funko, Inc., Class A (a)	31,851	549,430

Transportation — 2.20%
ArcBest Corp.	20,261	1,631,010
Atlas Air Worldwide Holdings, Inc. (a)	43,618	3,767,287
Daseke, Inc. (a)	34,180	344,193
Dorian LPG Ltd.	35,675	516,931
Forward Air Corp.	18,028	1,762,778
International Seaways, Inc.	19,895	358,906
Matson, Inc.	30,486	3,677,221
Pangaea Logistics Solutions Ltd.	27,984	155,591
Ryder System, Inc.	60,226	4,777,728
		$16,991,645

Water — 0.72%
American States Water Co.	23,744	2,113,691
California Water Service Group	24,497	1,452,182
Middlesex Water Co.	11,903	1,251,839
SJW Group	10,280	715,282
		$5,532,994
TOTAL COMMON STOCKS		$768,876,254

INVESTMENT COMPANIES — 1.20%	Shares Held	Value

Money Market Funds — 1.20%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	5,962,617	$5,962,617
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	3,288,179	3,288,179
TOTAL INVESTMENT COMPANIES		$9,250,796
Total Investments		$778,127,050
Other Assets and Liabilities — (0.92)%		(7,083,452)

Total Net Assets — 100.00%		$771,043,598

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $5,539,426 or
0.72% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,962,617 or 0.77% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	March 31, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			25.43%
Consumer, Non-cyclical			22.19%
Consumer, Cyclical			14.02%
Industrial			13.13%
Technology			7.11%
Energy			6.33%
Communications			5.25%
Utilities			3.19%
Basic Materials			3.07%
Money Market Funds			1.20%
Other Assets and Liabilities			(0.92)%
TOTAL NET ASSETS			100.00%

	June 30, 2021		Purchases	Sales	March 31, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$16,551,960		$148,422,350	$159,011,693	$5,962,617
	$16,551,960		$148,422,350	$159,011,693	$5,962,617

				Realized Gain
			Realized	from	Change in
			Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2022 (unaudited)

COMMON STOCKS — 99.70%		Shares Held	Value

Aerospace & Defense — 2.67%
Curtiss-Wright Corp.		2,932	$440,269
General Dynamics Corp.		8,101	1,953,799
L3Harris Technologies, Inc.		6,431	1,597,911
Lockheed Martin Corp.		5,820	2,568,948
			$6,560,927

Banks — 3.81%
Citigroup, Inc.		48,309	2,579,700
Popular, Inc.		19,678	1,608,480
Prosperity Bancshares, Inc.		31,307	2,172,080
Synovus Financial Corp.		44,359	2,173,591
Western Alliance Bancorp		10,064	833,500
			$9,367,351

Beverages — 0.90%
Brown-Forman Corp., Class A		35,346	2,217,608

Biotechnology — 1.33%
Gilead Sciences, Inc.		55,231	3,283,483

Building Materials — 0.91%
Eagle Materials, Inc.		2,788	357,868
Masco Corp.		18,183	927,333
Owens Corning		10,451	956,266
			$2,241,467

Chemicals — 4.64%
Celanese Corp.		9,838	1,405,555
Chemours Co.		91,447	2,878,752
FMC Corp.		12,946	1,703,305
LyondellBasell Industries NV, Class A		42,193	4,338,284
Westlake Corp.		8,980	1,108,132
			$11,434,028

Commercial Services — 1.48%
Global Payments, Inc.		4,188	573,086
ManpowerGroup, Inc.		20,632	1,937,757
Service Corp. International		17,258	1,135,922
			$3,646,765

Computers — 3.01%
Genpact Ltd.		16,398	713,477
Hewlett Packard Enterprise Co.		161,945	2,706,101
HP, Inc.		54,403	1,974,829
Maximus, Inc.		15,105	1,132,119
TTEC Holdings, Inc.		10,588	873,722
			$7,400,248

Distribution/Wholesale — 0.14%
LKQ Corp.		7,505	340,802

Diversified Financial Services — 11.11%
American Express Co.		4,575	855,525
Capital One Financial Corp.		9,905	1,300,427
Discover Financial Services		11,159	1,229,610
Evercore, Inc., Class A		13,013	1,448,607
Jefferies Financial Group, Inc.		55,281	1,815,981
Lazard Ltd.		106,247	3,665,522
Mastercard, Inc., Class A		1,144	408,843

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Diversified Financial Services (continued)
OneMain Holdings, Inc.		144,164	$6,834,815
Synchrony Financial		37,558	1,307,394
T Rowe Price Group, Inc.		21,971	3,321,795
Visa, Inc., Class A		2,419	536,462
Western Union Co.		247,032	4,629,380
			$27,354,361

Electric — 1.05%
NRG Energy, Inc.		67,545	2,591,026

Electronics — 0.36%
Allegion PLC		8,038	882,412

Environmental Control — 0.76%
Republic Services, Inc.		11,080	1,468,100
Tetra Tech, Inc.		2,425	399,980
			$1,868,080

Food — 1.41%
Kroger Co.		31,193	1,789,542
Tyson Foods, Inc., Class A		18,828	1,687,554
			$3,477,096

Hand/Machine Tools — 0.80%
Snap-on, Inc.		9,566	1,965,622

Healthcare — Products — 0.43%
Abbott Laboratories		8,987	1,063,701

Healthcare — Services — 1.54%
Anthem, Inc.		1,822	895,003
HCA Healthcare, Inc.		2,533	634,821
Quest Diagnostics, Inc.		9,026	1,235,298
UnitedHealth Group, Inc.		1,991	1,015,350
			$3,780,472

Home Builders — 1.13%
Lennar Corp., Class A		8,115	658,695
Thor Industries, Inc.		18,846	1,483,180
Toll Brothers, Inc.		13,371	628,704
			$2,770,579

Home Furnishings — 0.88%
Tempur Sealy International, Inc.		17,464	487,595
Whirlpool Corp.		9,780	1,689,788
			$2,177,383

Insurance — 22.04%
Allstate Corp.		19,061	2,640,139
American Financial Group, Inc.		54,282	7,904,545
Chubb Ltd.		6,834	1,461,793
Fidelity National Financial, Inc.		53,155	2,596,090
First American Financial Corp.		31,332	2,030,940
Globe Life, Inc.		6,987	702,892
Hanover Insurance Group, Inc.		13,203	1,974,113
Hartford Financial Services Group, Inc.		25,333	1,819,163
Loews Corp.		5,982	387,753
MetLife, Inc.		38,119	2,679,003
Old Republic International Corp.		278,897	7,215,065

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Insurance (continued)
Primerica, Inc.		8,001	$1,094,697
Progressive Corp.		50,139	5,715,345
Prudential Financial, Inc.		32,446	3,834,144
Reinsurance Group of America, Inc.		19,955	2,184,274
Selective Insurance Group, Inc.		12,800	1,143,808
Travelers Cos., Inc.		11,005	2,010,944
Unum Group		145,379	4,580,892
W R Berkley Corp.		34,320	2,285,369
			$54,260,969

Internet — 0.39%
eBay, Inc.		16,805	962,254

Iron & Steel — 1.27%
Nucor Corp.		9,671	1,437,594
Steel Dynamics, Inc.		20,103	1,677,193
			$3,114,787

Leisure Time — 0.37%
Brunswick Corp.		11,230	908,395

Machinery — Diversified — 2.69%
AGCO Corp.		29,119	4,252,248
Crane Co.		14,164	1,533,678
Toro Co.		9,823	839,768
			$6,625,694

Media — 1.70%
Comcast Corp., Class A		35,278	1,651,716
Nexstar Media Group, Inc., Class A		8,487	1,599,630
Sirius XM Holdings, Inc.		142,674	944,502
			$4,195,848

Mining — 1.48%
Newmont Corp.		45,696	3,630,547

Oil & Gas — 6.41%
ConocoPhillips		24,128	2,412,800
Coterra Energy, Inc.		215,257	5,805,481
Devon Energy Corp.		64,036	3,786,448
Diamondback Energy, Inc.		9,946	1,363,398
Marathon Oil Corp.		41,153	1,033,352
Ovintiv, Inc.		25,627	1,385,652
			$15,787,131

Pharmaceuticals — 4.49%
AbbVie, Inc.		22,172	3,594,303
Bristol-Myers Squibb Co.		38,776	2,831,811
Cigna Corp.		6,209	1,487,739
McKesson Corp.		2,211	676,853
Pfizer, Inc.		47,676	2,468,187
			$11,058,893

Pipelines — 2.54%
Kinder Morgan, Inc.		331,055	6,260,250

Real Estate — 0.07%
eXp World Holdings, Inc.		7,527	159,347

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	March 31, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
REITs — 8.38%
Highwoods Properties, Inc.		85,950	$3,931,353
Lamar Advertising Co., Class A		25,613	2,975,718
SL Green Realty Corp.		90,896	7,378,937
VICI Properties, Inc.		139,756	3,977,456
Weyerhaeuser Co.		62,420	2,365,718
			$20,629,182

Retail — 4.90%
Advance Auto Parts, Inc.		5,604	1,159,804
Dick's Sporting Goods, Inc. (a)		50,088	5,009,802
Kohl's Corp.		30,841	1,864,647
Penske Automotive Group, Inc.		14,298	1,340,008
Wendy's Co.		67,163	1,475,571
Williams-Sonoma, Inc.		8,366	1,213,070
			$12,062,902

Semiconductors — 1.83%
Amkor Technology, Inc.		25,622	556,510
Broadcom, Inc.		3,231	2,034,496
KLA Corp.		2,209	808,627
Skyworks Solutions, Inc.		8,373	1,115,953
			$4,515,586

Software — 0.33%
Concentrix Corp.		586	97,604
SS&C Technologies Holdings, Inc.		9,368	702,788
			$800,392

Telecommunications — 1.07%
Corning, Inc.		54,060	1,995,355
Ubiquiti, Inc. (a)		2,183	635,602
			$2,630,957

Transportation — 1.38%
Knight-Swift Transportation Holdings, Inc.		9,693	489,109
Norfolk Southern Corp.		4,606	1,313,723
Union Pacific Corp.		5,870	1,603,743
			$3,406,575
TOTAL COMMON STOCKS			$245,433,120

INVESTMENT COMPANIES — 0.49%	Shares Held	Value
Money Market Funds — 0.49%
Principal Government Money Market Fund — Institutional Class 0.00% (b),(c),(d),(e)	660,419	$660,419
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	541,076	541,076
TOTAL INVESTMENT COMPANIES		$1,201,495
Total Investments		$246,634,615
Other Assets and Liabilities — (0.19)%		(457,446)
Total Net Assets — 100.00%		$246,177,169

(a)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $634,828 or
0.26% of net assets.
(b) Non-income producing security.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $660,419 or 0.27% of net assets.

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2022 (unaudited)

(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	45.40%
Consumer, Non-cyclical	11.59%
Industrial	9.57%
Energy	8.96%
Consumer, Cyclical	7.42%
Basic Materials	7.38%
Technology	5.17%
Communications	3.16%
Utilities	1.05%
Money Market Funds	0.49%
Other Assets and Liabilities	(0.19)%
TOTAL NET ASSETS	100.00%

	June 30, 2021	Purchases	Sales	March 31, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$1,202,967	$542,548	$660,419
	$—	$1,202,967	$542,548	$660,419

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Principal Exchange-Traded Funds
March 31, 2022 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by the Board of Trustees. The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing net asset value ("NAV") per share on the day of valuation.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, over-the-counter (“OTC”) derivatives, mortgage-backed securities and municipal bonds.

Principal Exchange-Traded Funds
March 31, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of March 31, 2022, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Common Stocks*	$659,083	$	— $			— $	659,083
Bonds*	—		200,342,670			—	200,342,670
Senior Floating Rate Interests*	—		23,971,180			—	23,971,180
Investment Companies	6,455,523		—			—	6,455,523
Total investments in securities	$7,114,606		$224,313,850	$		— $	231,428,456

Principal Exchange-Traded Funds
March 31, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Healthcare Innovators ETF
Common Stocks*		$71,289,337	$	— $			— $	71,289,337
Investment Companies		2,021,199		—			—	2,021,199
Total investments in securities		$73,310,536	$	— $			— $	73,310,536

Principal International Adaptive Multi-Factor ETF
Common Stocks*		$42,004,585	$	— $			— $	42,004,585
Preferred Stocks*		35,778		—			—	35,778
Investment Companies		268,501		—			—	268,501
Total investments in securities		$42,308,864	$	— $			— $	42,308,864

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		407,505,515	$		— $	407,505,515
Investment Companies		1,917,266		—			—	1,917,266
Total investments in securities		$1,917,266		$407,505,515	$		— $	409,422,781
Derivatives
Assets
Interest rate contracts
Futures		$509,686	$	— $			— $	509,686
Derivatives
Liabilities
Interest rate contracts
Futures		$(137,978	) $	— $			— $	(137,978)

Principal Millennials ETF
Common Stocks*		$26,651,748	$	— $			— $	26,651,748
Investment Companies		324,300		—			—	324,300
Total investments in securities		$26,976,048	$	— $			— $	26,976,048

Principal Quality ETF
Common Stocks*		$85,729,312	$	— $			— $	85,729,312
Investment Companies		176,068		—			—	176,068
Total investments in securities		$85,905,380	$	— $			— $	85,905,380

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		384,750,327	$		— $	384,750,327
Investment Companies		6,053,895		—			—	6,053,895
Total investments in securities		$6,053,895		$384,750,327	$		— $	390,804,222

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,608,492	$	— $			— $	2,608,492
Bonds*		—		19,695,174			—	19,695,174
Investment Companies		259,769		—			—	259,769
Total investments in securities		$2,868,261		$19,695,174	$		— $	22,563,435

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		8,238,530	$		— $	8,238,530
Investment Companies		289,613		—			—	289,613
Total investments in securities		$289,613		$8,238,530	$		— $	8,528,143

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*		$102,437,757	$	— $			— $	102,437,757
Investment Companies		246,900		—			—	246,900
Total investments in securities		$102,684,657	$	— $			— $	102,684,657

Principal U.S. Mega-Cap ETF
Common Stocks*		$1,630,113,766	$	— $			— $	1,630,113,766
Investment Companies		5,339,042		—			—	5,339,042
Total investments in securities		$1,635,452,808	$	— $			— $	1,635,452,808

Principal Exchange-Traded Funds
March 31, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 —
			Other	Level 3 —
	Level 1 —		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs		Totals (Level 1,2,3)

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*	$6,244,647	$	— $		— $	6,244,647
Investment Companies	15,535		—		—	15,535
Total investments in securities	$6,260,182	$	— $		— $	6,260,182

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$768,876,254	$	— $		— $	768,876,254
Investment Companies	9,250,796		—		—	9,250,796
Total investments in securities	$778,127,050	$	— $		— $	778,127,050

Principal Value ETF
Common Stocks*	$245,433,120	$	— $		— $	245,433,120
Investment Companies	1,201,495		—		—	1,201,495
Total investments in securities	$246,634,615	$	— $		— $	246,634,615

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Fund’s Schedules of Investments for the period ended March 31, 2022 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.